UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-04416

                                                PNC Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

                                 Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

                Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: February 28, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

P N C    F u n d s

I N V E S T M E N T    A B B R E V I A T I O N S    A N D    D E F I N I T I O N S

ADR — American Depositary Receipt

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

Cl — Class

DD — Delayed-Delivery Security

DE — Developed Equity

DN — Discount Note

ETF — Exchange-Traded Fund

ETM — Escrowed to Maturity

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRN —	Floating Rate Note. The rate shown is the rate in effect on February 28, 2015, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GMTN — Global Multi-Currency Notes

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LOC — Letter of Credit

LP — Limited Partnership

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation

PLC — Public Limited Company

PSF-GTD — Permanent School Fund - Guaranteed

RB — Revenue Bond

REIT — Real Estate Investment Trust

RN — Revenue Note

SBPA — Standby Bond Purchase Agreement

STRB — Special Tax Revenue Bond

ULC — Unlimited Liability Corporation

VRDN — Variable Rate Demand Note. The rate shown is the rate in effect on February 28, 2015, and the date shown is the next reset or put date.

See Notes to Schedules of Investments.

P N C    R e t i r e m e n t    I n c o m e    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 97.8%
Domestic Equity Funds — 18.9%
PNC Large Cap Growth Fund,
Class I Shares†	4,859	$143
PNC Large Cap Value Fund,
Class I Shares†	6,564	143
PNC S&P 500 Index Fund,
Class I Shares†	4,319	72
PNC Small Cap Fund,
Class I Shares†	3,477	77

		435

Fixed Income Funds — 58.2%
Eaton Vance Floating-Rate Fund	3,483	31
PNC Bond Fund,
Class I Shares†	50,780	541
PNC High Yield Bond Fund,
Class I Shares†	7,429	60
PNC Limited Maturity Bond Fund,
Class I Shares†	53,044	540
Vanguard Inflation-Protected Securities Fund	6,460	170

		1,342

International Equity Funds — 6.6%
PNC International Equity Fund,
Class I Shares†	6,013	121
Vanguard Emerging Markets Stock Index Fund	908	32

		153

Money Market Fund — 10.7%
PNC Advantage Institutional Money Market
Fund, Institutional Shares†	246,708	247

Real Estate Fund — 3.4%
Vanguard REIT Index Fund	655	77

Total Mutual Funds
(Cost $2,186)		2,254

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 6.6%
Domestic Equity Funds — 6.2%
iShares Dow Jones Select Dividend Index Fund†	597	$47
SPDR ® S&P ® Dividend ETF	602	48
WisdomTree LargeCap Dividend Fund	639	48

		143

International Equity Funds — 0.4%
iShares MSCI EAFE Small Cap Index Fund†	98	5
Vanguard FTSE All World ex-US Small-Cap ETF	50	5

		10

Total Exchange-Traded Funds
(Cost $132)		153

TOTAL INVESTMENTS — 104.4%
(Cost $2,318)**		2,407

Other Assets & Liabilities – (4.4)%		(102)

TOTAL NET ASSETS — 100.0%		$2,305

**	Aggregate cost for Federal income tax purposes is (000) $2,318.

Gross unrealized appreciation (000)	$89
Gross unrealized depreciation (000)	–

Net unrealized appreciation (000)	$89

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$153	$–	$–	$153

Mutual Funds	2,254	–	–	2,254

Total Assets - Investments in Securities	$2,407	$–	$–	$2,407

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C    T a r g e t    2 0 2 0    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 90.6%
Domestic Equity Funds — 24.0%
PNC Large Cap Growth Fund,
Class I Shares†	7,843	$231
PNC Large Cap Value Fund,
Class I Shares†	10,593	231
PNC S&P 500 Index Fund,
Class I Shares†	6,949	116
PNC Small Cap Fund,
Class I Shares†	5,381	118

		696

Fixed Income Funds — 46.6%
Eaton Vance Floating-Rate Fund	6,181	56
PNC Bond Fund,
Class I Shares†	62,706	668
PNC High Yield Bond Fund,
Class I Shares†	10,844	88
PNC Limited Maturity Bond Fund,
Class I Shares†	32,851	334
Vanguard Inflation-Protected Securities Fund	7,781	205

		1,351

International Equity Funds — 10.0%
PNC International Equity Fund,
Class I Shares†	11,578	233
Vanguard Emerging Markets Stock Index Fund	1,667	58

		291

Money Market Fund — 6.0%
PNC Advantage Institutional Money Market
Fund, Institutional Shares†	174,053	174

Real Estate Fund — 4.0%
Vanguard REIT Index Fund	980	116

Total Mutual Funds
(Cost $2,537)		2,628

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 9.5%
Commodity Fund — 2.6%
PowerShares DB Commodity Index
Tracking Fund*	4,231	$77

Domestic Equity Funds — 6.3%
iShares Dow Jones Select Dividend Index Fund†	756	60
SPDR ® S&P ® Dividend ETF	763	61
WisdomTree LargeCap Dividend Fund	811	61

		182

International Equity Funds — 0.6%
iShares MSCI EAFE Small Cap Index Fund†	172	8
Vanguard FTSE All World ex-US Small-Cap ETF	86	9

		17

Total Exchange-Traded Funds
(Cost $256)		276

TOTAL INVESTMENTS — 100.1%
(Cost $2,793)**		2,904

Other Assets & Liabilities – (0.1)%		(4)

TOTAL NET ASSETS — 100.0%		$2,900

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $ 2,791.

Gross unrealized appreciation (000)	$119
Gross unrealized depreciation (000)	(6)

Net unrealized appreciation (000)	$113

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Exchange-Traded Funds	$276	$–	$–	$276

Mutual Funds	2,628	–	–	2,628

Total Assets - Investments in Securities	$2,904	$–	$–	$2,904

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C    T a r g e t    2 0 3 0    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 86.6%
Domestic Equity Funds — 36.0%
PNC Large Cap Growth Fund,
Class I Shares†	17,440	$514
PNC Large Cap Value Fund,
Class I Shares†	23,506	513
PNC S&P 500 Index Fund,
Class I Shares†	15,425	257
PNC Small Cap Fund,
Class I Shares†	11,851	261

		1,545

Fixed Income Funds — 26.3%
Eaton Vance Floating-Rate Fund	8,644	78
PNC Bond Fund,
Class I Shares†	71,830	766
PNC High Yield Bond Fund,
Class I Shares†	14,955	121
PNC Limited Maturity Bond Fund,
Class I Shares†	6,359	65
Vanguard Inflation-Protected Securities Fund	3,784	99

		1,129

International Equity Funds — 15.8%
PNC International Equity Fund,
Class I Shares†	25,698	518
Vanguard Emerging Markets Stock Index Fund	4,582	159

		677

Money Market Fund — 4.5%
PNC Advantage Institutional Money Market
Fund, Institutional Shares†	191,499	191

Real Estate Fund — 4.0%
Vanguard REIT Index Fund	1,454	172

Total Mutual Funds
(Cost $3,532)		3,714

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 14.0%
Commodity Fund — 3.1%
PowerShares DB Commodity Index
Tracking Fund*	7,227	$131

Domestic Equity Funds — 8.9%
iShares Dow Jones Select Dividend Index Fund†	1,606	128
SPDR ® S&P ® Dividend ETF	1,614	128
WisdomTree LargeCap Dividend Fund	1,712	128

		384

International Equity Funds — 2.0%
iShares MSCI EAFE Small Cap Index Fund†	861	43
Vanguard FTSE All World ex-US Small-Cap ETF	426	43

		86

Total Exchange-Traded Funds
(Cost $573)		601

TOTAL INVESTMENTS — 100.6%
(Cost $4,105)**		4,315

Other Assets & Liabilities – (0.6)%		(26)

TOTAL NET ASSETS — 100.0%		$4,289

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $ 4,102.

Gross unrealized appreciation (000)	$234
Gross unrealized depreciation (000)	(21)

Net unrealized appreciation (000)	$213

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$601	$–	$–	$601

Mutual Funds	3,714	–	–	3,714

Total Assets - Investments in Securities	$4,315	$–	$–	$4,315

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C    T a r g e t    2 0 4 0    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 84.7%
Domestic Equity Funds — 45.1%
PNC Large Cap Growth Fund,
Class I Shares†	14,192	$418
PNC Large Cap Value Fund,
Class I Shares†	19,146	418
PNC S&P 500 Index Fund,
Class I Shares†	12,557	209
PNC Small Cap Fund,
Class I Shares†	9,659	212

		1,257

Fixed Income Funds — 12.7%
Eaton Vance Floating-Rate Fund	3,128	28
PNC Bond Fund,
Class I Shares†	25,054	267
PNC High Yield Bond Fund,
Class I Shares†	5,223	43
Vanguard Inflation-Protected Securities Fund	645	17

		355

International Equity Funds — 19.6%
PNC International Equity Fund,
Class I Shares†	20,701	417
Vanguard Emerging Markets Stock Index Fund	3,740	130

		547

Money Market Fund — 3.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	107,158	107

Real Estate Fund — 3.5%
Vanguard REIT Index Fund	833	99
Total Mutual Funds
(Cost $2,201)		2,365

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 15.9%
Commodity Fund — 3.1%
PowerShares DB Commodity Index Tracking Fund*	4,708	$86

Domestic Equity Funds — 10.2%
iShares Dow Jones Select Dividend Index Fund†	1,186	94
SPDR ® S&P ® Dividend ETF	1,196	95
WisdomTree LargeCap Dividend Fund	1,265	95

		284

International Equity Funds — 2.6%
iShares MSCI EAFE Small Cap Index Fund†	733	37
Vanguard FTSE All World ex-US Small-Cap ETF	364	36

		73
Total Exchange-Traded Funds
(Cost $410)		443

TOTAL INVESTMENTS — 100.6%
(Cost $2,611)**		2,808

Other Assets & Liabilities – (0.6)%		(16)
TOTAL NET ASSETS — 100.0%		$2,792

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $ 2,608.

Gross unrealized appreciation (000)	$214
Gross unrealized depreciation (000)	(14)

Net unrealized appreciation (000)	$200

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:
Exchange-Traded Funds	$443	$–	$–	$443

Mutual Funds	2,365	–	–	2,365

Total Assets - Investments in Securities	$2,808	$–	$–	$2,808

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C    T a r g e t    2 0 5 0    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 84.1%
Domestic Equity Funds — 48.4%
PNC Large Cap Growth Fund,
Class I Shares†	9,160	$270
PNC Large Cap Value Fund,
Class I Shares†	12,377	270
PNC S&P 500 Index Fund,
Class I Shares†	8,128	135
PNC Small Cap Fund,
Class I Shares†	6,386	141

		816

Fixed Income Funds — 7.6%
Eaton Vance Floating-Rate Fund	1,148	10
PNC Bond Fund,
Class I Shares†	8,782	94
PNC High Yield Bond Fund,
Class I Shares†	2,110	17
Vanguard Inflation-Protected Securities Fund	261	7

		128

International Equity Funds — 21.3%
PNC International Equity Fund,
Class I Shares†	13,540	273
Vanguard Emerging Markets Stock Index Fund	2,460	85

		358

Money Market Fund — 3.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	61,069	61

Real Estate Fund — 3.2%
Vanguard REIT Index Fund	464	55
Total Mutual Funds
(Cost $1,275)		1,418

	Number of Shares	Value (000)
EXCHANGE-TRADED FUNDS — 17.0%
Commodity Fund — 3.1%
PowerShares DB Commodity Index Tracking Fund*	2,847	$52

Domestic Equity Funds — 11.1%
iShares Dow Jones Select Dividend Index Fund†	783	62
SPDR ® S&P ® Dividend ETF	789	62
WisdomTree LargeCap Dividend Fund	834	63

		187

International Equity Funds — 2.8%
iShares MSCI EAFE Small Cap Index Fund†	476	24
Vanguard FTSE All World ex-US Small-Cap ETF	237	24

		48
Total Exchange-Traded Funds
(Cost $252)		287

TOTAL INVESTMENTS — 101.1%
(Cost $1,527)**		1,705

Other Assets & Liabilities – (1.1)%		(18)
TOTAL NET ASSETS — 100.0%		$1,687

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $ 1,523.

Gross unrealized appreciation (000)	$195
Gross unrealized depreciation (000)	(13)

Net unrealized appreciation (000)	$182

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$287	$–	$–	$287

Mutual Funds	1,418	–	–	1,418

Total Assets - Investments in Securities	$1,705	$–	$–	$1,705

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C    B a l a n c e d    A l l o c a t i o n    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 36.5%
Consumer Discretionary — 4.9%
American Axle & Manufacturing Holdings*	2,965	$74
Comcast, Cl A	2,350	139
Dorman Products*	1,939	85
Drew Industries*	1,544	91
Foot Locker	5,960	335
Ford Motor	6,310	103
Hanesbrands	2,200	281
Home Depot	3,160	363
HSN	1,422	96
L Brands	2,480	228
Lithia Motors, Cl A	821	78
Madison Square Garden, Cl A*	1,582	124
McDonald’s	1,270	126
Monro Muffler Brake	1,426	90
Polaris Industries	1,150	176
Time Warner	2,290	187
Walt Disney	2,830	295
Wolverine World Wide	1,646	50
Wyndham Worldwide	3,130	286

		3,207

Consumer Staples — 3.8%
Altria Group	10,020	564
Boston Beer, Cl A*	267	71
Constellation Brands, Cl A*	1,530	176
CVS Health	1,950	203
Dr Pepper Snapple Group	2,520	199
Hain Celestial Group*	1,950	122
Kimberly-Clark	710	78
Kroger	3,460	246
PepsiCo	1,401	139
Procter & Gamble	4,125	351
Reynolds American	2,090	158
Sprouts Farmers Market*	2,860	105
TreeHouse Foods*	651	54

		2,466

Energy — 2.0%
Chevron	3,019	322
ConocoPhillips	4,130	269
Exxon Mobil	3,225	286
Occidental Petroleum	2,180	170
Oil States International*	675	29
Valero Energy	2,460	152
World Fuel Services	1,516	83

		1,311

Financials — 7.5%
Allstate	2,980	210
Ameriprise Financial	540	72
AmTrust Financial Services#	3,145	170
Bank of the Ozarks	4,816	176
BB&T	3,690	140
Blackstone Group LP	3,000	112
Capital One Financial	1,320	104
Chubb	2,014	202
Credit Acceptance*	802	147
Eagle Bancorp*	3,355	125
Encore Capital Group*	1,065	43
Extra Space Storage REIT	4,040	266
HCP REIT	5,150	218

	Number of Shares	Value (000)

Health Care REIT	1,490	$115
Home BancShares	1,818	58
Huntington Bancshares	18,160	199
JPMorgan Chase	7,988	489
LegacyTexas Financial Group	3,525	81
MetLife	1,990	101
National General Holdings	5,951	111
PRA Group*	3,192	160
Principal Financial Group	5,380	275
RLI	1,949	94
SEI Investments	3,150	136
Travelers	1,950	210
U.S. Bancorp	4,860	217
Ventas REIT	2,440	182
Voya Financial	2,430	107
Wells Fargo	6,999	383
World Acceptance*#	554	45

		4,948

Healthcare — 5.2%
Amgen	2,690	424
Baxter International	1,960	136
Becton Dickinson	1,160	170
Biogen Idec*	430	176
Bio-Reference Labs*	1,591	56
Cigna	1,040	127
CorVel*	1,479	52
Edwards Lifesciences*	1,140	152
Eli Lilly	2,580	181
HCA Holdings*	1,750	125
Johnson & Johnson	3,267	335
McKesson	840	192
Merck	6,951	407
Neogen*	2,030	104
PAREXEL International*	1,822	117
Pfizer	11,751	403
St. Jude Medical	2,460	164
UnitedHealth Group	990	113

		3,434

Industrials — 4.8%
Actuant, Cl A	2,191	56
Astronics*	675	47
B/E Aerospace*	884	56
Boeing	2,700	407
Cintas	1,660	139
Colfax*	1,048	55
Delta Air Lines	3,810	170
EnerSys	1,819	119
Esterline Technologies*	707	83
General Dynamics	780	108
General Electric	10,220	266
Genesee & Wyoming, Cl A*	532	55
GP Strategies*	1,132	40
HEICO	1,472	87
Honeywell International	2,260	232
KLX*	446	18
Lockheed Martin	1,210	242
Old Dominion Freight Line*	1,950	152
On Assignment*	1,058	41
Snap-On	1,110	163
Southwest Airlines	5,580	241

See Notes to Schedules of Investments.

P N C    B a l a n c e d    A l l o c a t i o n     F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Union Pacific	1,360	$164
United Technologies	1,130	138
Wesco Aircraft Holdings*	3,449	52

		3,131

Information Technology — 5.9%
Apple	7,759	997
CA	5,270	171
CDW	5,130	193
Cisco Systems	17,292	510
Google, Cl A*	305	172
Intel	3,350	111
Manhattan Associates*	3,095	154
Micron Technology*	5,400	166
Microsoft	2,932	129
Oracle	3,210	141
OSI Systems*	1,757	127
QUALCOMM	2,420	176
Skyworks Solutions	3,460	304
Symantec	7,960	200
Tyler Technologies*	645	77
Western Digital	1,310	140
WEX*	851	91

		3,859

Materials — 1.0%
Balchem	1,480	87
International Paper	2,080	117
Neenah Paper	1,012	61
Packaging Corporation of America	2,010	167
PPG Industries	460	108
Sherwin-Williams	370	106

		646

Telecommunication Services — 0.4%
AT&T	3,557	123
Verizon Communications	2,940	145

		268

Utilities — 1.0%
National Fuel Gas	2,310	149
NextEra Energy	1,058	109
Pinnacle West Capital	3,940	252
Wisconsin Energy	2,230	114

		624
Total Common Stocks
(Cost $18,044)		23,894

FOREIGN COMMON STOCKS — 10.7%
Consumer Discretionary — 2.2%
Bridgestone (Japan) (A)	1,900	73
Compass Group PLC (United Kingdom)	4,053	72
Dufry AG (Switzerland)*	416	60
Garmin (Switzerland)	2,920	145
Hermes International (France)	16	5
Inditex SA (Spain)	1,070	33
LVMH Moet Hennessy Louis Vuitton SA (France)	339	62
Magna International (Canada)	1,640	179
Michael Kors Holdings (Hong Kong)*	1,340	90
OSIM International (Singapore)	10,000	15

	Number of Shares	Value (000)

Pandora A/S (Denmark)	948	$86
Rakuten (Japan) (A)	6,300	105
Royal Caribbean Cruises (Liberia)	2,050	157
Signet Jewelers (Bermuda)	300	36
Tata Motors, ADR (India)	1,310	64
Toyota Motor, ADR (Japan)	1,453	197
Whitbread PLC (United Kingdom)	662	54
WPP PLC, ADR (United Kingdom)	339	40

		1,473

Consumer Staples — 0.7%
Anheuser-Busch InBev NV, ADR (Belgium)	895	113
Carrefour SA (France)	2,024	67
Koninklijke Ahold NV (Netherlands)	2,462	46
Nestle SA (Switzerland)	1,163	91
Puregold Price Club (Philippines)	43,700	39
Reckitt Benckiser Group PLC (United Kingdom)	1,207	109

		465

Energy — 0.3%
Schlumberger (Curacao)	2,320	195

Financials — 1.8%
ACE (Switzerland)	3,220	367
AIA Group (Hong Kong)	15,159	89
China Merchants Bank, Cl H (China)	20,730	47
CITIC Securities, Cl H (China)	6,276	22
Deutsche Wohnen AG (Germany)	2,504	69
Equity Group Holdings (Kenya)	91,322	53
FirstService (Canada)	1,010	61
HDFC Bank, ADR (India)	1,535	95
Invesco (Bermuda)	3,810	154
IRF European Finance Investments (United Kingdom)* (B) (C)	31,579	–
Mitsubishi Estate (Japan) (A)	2,000	47
Mitsubishi UFJ Financial Group, ADR (Japan)	7,390	48
Nomura Holdings (Japan) (A)	7,400	46
Ping An Insurance Group of China, Cl H (China)	6,943	77
Vib Vermoegen AG (Germany)	1,932	37

		1,212

Healthcare — 1.7%
Actavis PLC (Ireland)*	280	82
Bayer AG (Germany)	865	128
CYBERDYNE (Japan)* (A)	900	22
GlaxoSmithKline PLC, ADR (United Kingdom)	3,130	148
GN Store Nord A/S (Denmark)	2,230	52
Grifols SA (Spain)	1,487	60
ICON PLC (Ireland)*	655	45
Jazz Pharmaceuticals PLC (Ireland)*	231	39
Meda AB, Cl A (Sweden)	3,866	63
Novo Nordisk A/S, ADR (Denmark)	2,837	136
Ono Pharmaceutical (Japan) (A)	500	50
Roche Holding AG (Switzerland)	392	107
Sawai Pharmaceutical (Japan) (A)	500	31
Shire PLC (United Kingdom)	574	46
Teva Pharmaceutical Industries, ADR (Israel)	1,960	112

		1,121

Industrials — 1.1%
Ashtead Group PLC (United Kingdom)	5,999	110
Canadian Pacific Railway (Canada)	537	101
FANUC (Japan) (A)	304	58
Hexagon AB, Cl B (Sweden)	1,481	54

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Industrials — continued
Koninklijke Philips NV (Netherlands)	1,278	$38
Nabtesco (Japan) (A)	2,500	67
Rational AG (Germany)	194	69
Schneider Electric SE (France)	662	53
SKF AB, Cl B (Sweden)	2,138	54
SMC (Japan) (A)	300	83
Zhuzhou CSR Times Electric (China)	5,591	32

		719

Information Technology — 2.0%
ARM Holdings PLC, ADR (United Kingdom)	1,766	95
Check Point Software Technologies (Israel)*	2,100	175
Dassault Systemes SA (France)	543	38
Fleetmatics Group PLC (Ireland)*	1,465	60
Hoya (Japan) (A)	1,300	53
Ingenico (France)	730	81
Just Eat PLC (United Kingdom)*	4,458	25
Konica Minolta (Japan) (A)	3,200	33
NXP Semiconductor NV (Netherlands)*	2,890	245
Open Text (Canada)	1,429	83
SAP SE, ADR (Germany)	251	18
TE Connectivity (Switzerland)	1,930	139
Tencent Holdings (Hong Kong)	9,132	159
Wirecard AG (Germany)	2,242	103

		1,307

Materials — 0.6%
Dangote Cement PLC (Nigeria)	23,559	18
Hexpol AB (Sweden)	677	73
James Hardie Industries PLC (Australia)	5,968	70
Potash Corp of Saskatchewan (Canada)	4,030	145
Randgold Resources, ADR (United Kingdom)	524	42
Sumitomo Metal Mining (Japan) (A)	3,000	47

		395

Telecommunication Services — 0.2%
Softbank (Japan) (A)	951	59
Telenor ASA (Norway)	2,511	50

		109

Utilities — 0.1%
Red Electrica SA (Spain)	630	54

Total Foreign Common Stocks
(Cost $5,836)		7,050

EXCHANGE-TRADED FUNDS — 11.7%
iShares MSCI EAFE Value Index†#	86,828	4,715
iShares MSCI Emerging Markets Index Fund†	49,011	1,994
iShares STOXX Europe 600 Banks DE†	2,562	60
SPDR ® S&P 500 ® ETF Trust	4,290	904

Total Exchange-Traded Funds
(Cost $8,463)		$7,673

MASTER LIMITED PARTNERSHIP — 0.1%
Energy — 0.1%
Enterprise Products Partners LP	1,840	61

Total Master Limited Partnership
(Cost $53)		61

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 1.3%
Automotive — 0.7%
Ford Credit Auto Owner Trust,
Series 2014-C, Cl A3
1.060%, 05/15/19	$75	$75
Honda Auto Receivables Owner Trust,
Series 2014-3, Cl A3
0.880%, 06/15/18	70	70
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A2
0.680%, 10/16/17	125	125
Nissan Auto Lease Trust,
Series 2013-A, Cl A3
0.610%, 04/15/16	94	94
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	65	65

		429

Credit Cards — 0.5%
American Express Credit Account Master Trust,
Series 2014-2, Cl A
1.260%, 01/15/20	120	120
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A
1.480%, 07/15/20	110	111
Citibank Credit Card Issuance Trust,
Series 2013-A3, Cl A3
1.110%, 07/23/18	105	105

		336

Equipment — 0.1%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	90	90

Total Asset-Backed Securities
(Cost $854)		855

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.5%
Credit Suisse First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (D)	361	366

Total Commercial Mortgage-Backed Security
(Cost $358)		366

CORPORATE BONDS — 14.2%
Aerospace — 0.2%
Erickson
8.250%, 05/01/20#	29	24
Spirit AeroSystems
6.750%, 12/15/20	66	70
United Technologies
4.500%, 06/01/42	60	67

		161

Automotive — 0.1%
Lear
8.125%, 03/15/20	25	26
5.375%, 03/15/24	50	51

See Notes to Schedules of Investments.

P N C    B a l a n c e d     A l l o c a t i o n    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Automotive — continued
Titan International
6.875%, 10/01/20	$25	$23

		100

Cable — 1.0%
21st Century Fox America
8.450%, 08/01/34	60	90
AMC Networks
7.750%, 07/15/21	75	82
Belo
7.750%, 06/01/27	50	56
Comcast
4.250%, 01/15/33	15	16
DIRECTV Holdings LLC
4.600%, 02/15/21	40	44
4.450%, 04/01/24	65	69
Sinclair Television Group
6.375%, 11/01/21	25	27
Time Warner Cable
4.500%, 09/15/42	90	90
Time Warner Entertainment LP
8.375%, 03/15/23	25	33
Viacom
3.250%, 03/15/23	120	118

		625

Consumer Discretionary — 0.2%
DreamWorks Animation SKG
6.875%, 08/15/20 144A	50	48
Hasbro
6.300%, 09/15/17	50	56

		104

Consumer Services — 0.9%
Avon Products
5.000%, 03/15/23#	60	54
Cedar Fair LP
5.250%, 03/15/21	25	26
Felcor Lodging LP
5.625%, 03/01/23	35	36
H&E Equipment Services
7.000%, 09/01/22	25	26
Live Nation Entertainment
7.000%, 09/01/20 144A	50	54
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	50	51
Royal Caribbean Cruises
11.875%, 07/15/15	27	28
7.500%, 10/15/27	42	50
Sotheby’s
5.250%, 10/01/22 144A	25	24
Speedway Motorsports
6.750%, 02/01/19	65	67
5.125%, 02/01/23 144A	30	31
Vail Resorts
6.500%, 05/01/19	60	62
Wynn Las Vegas LLC
5.375%, 03/15/22	55	58

		567

	Par (000)	Value (000)

Energy — 2.7%
Boardwalk Pipelines LP
3.375%, 02/01/23	$75	$70
BP Capital Markets PLC
3.245%, 05/06/22	65	67
Chesapeake Energy
6.500%, 08/15/17	45	48
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	60	61
ConocoPhillips
4.150%, 11/15/34	60	63
6.500%, 02/01/39	40	55
Continental Resources
5.000%, 09/15/22	115	114
Denbury Resources
5.500%, 05/01/22	60	56
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/20	55	63
EQT
5.150%, 03/01/18	30	32
4.875%, 11/15/21	85	89
Freeport-McMoran Oil & Gas LLC
6.875%, 02/15/23	45	48
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	105	127
MarkWest Energy Partners LP
6.750%, 11/01/20	50	53
McDermott International
8.000%, 05/01/21 144A	40	28
Nexen Energy ULC
5.875%, 03/10/35	45	53
ONEOK Partners LP
6.125%, 02/01/41	35	36
Peabody Energy
6.500%, 09/15/20#	70	59
Petrobras Global Finance BV
3.000%, 01/15/19	65	56
6.250%, 03/17/24#	55	51
Petroleos Mexicanos
6.000%, 03/05/20	55	62
4.250%, 01/15/25 144A	25	25
Range Resources
6.750%, 08/01/20	60	63
Rowan
4.875%, 06/01/22	75	72
4.750%, 01/15/24	25	24
Samson Investment
9.750%, 02/15/20	25	9
Southwestern Energy
4.100%, 03/15/22	80	79
Tesoro
5.375%, 10/01/22	30	32
Transocean
6.375%, 12/15/21	50	44
Whiting Petroleum
6.500%, 10/01/18	45	46
Williams
4.550%, 06/24/24	65	64

		1,749

Financials — 2.8%
Abbey National Treasury Services PLC
3.050%, 08/23/18	40	42

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
American Express Credit (GMTN)
2.250%, 08/15/19	$65	$66
Bank of America
6.250%, 09/29/49 (D)	60	62
Bank of America (MTN)
5.625%, 07/01/20	75	86
4.000%, 04/01/24	45	47
4.200%, 08/26/24	60	62
Capital One Financial
3.500%, 06/15/23	88	90
Citigroup
6.125%, 11/21/17	115	128
5.500%, 09/13/25	55	62
Deutsche Bank AG
1.400%, 02/13/17	75	75
General Electric Capital (GMTN)
3.150%, 09/07/22	55	57
Goldman Sachs Group
5.750%, 01/24/22	30	35
Goldman Sachs Group (GMTN)
5.375%, 03/15/20	25	28
HSBC Holdings PLC
5.100%, 04/05/21	105	119
International Lease Finance
4.875%, 04/01/15	50	50
JPMorgan Chase
4.625%, 05/10/21	60	67
3.375%, 05/01/23	90	90
7.900%, 04/29/49 (D)	70	76
Morgan Stanley
4.750%, 03/22/17	100	107
4.875%, 11/01/22	65	71
Royal Bank of Canada
1.200%, 09/19/18	200	199
Royal Bank of Scotland Group PLC
6.000%, 12/19/23	60	67
Wells Fargo
5.900%, 12/29/49 (D)	65	68
Wells Fargo (MTN)
3.300%, 09/09/24	100	103

		1,857

Food, Beverage & Tobacco — 0.4%
Constellation Brands
6.000%, 05/01/22	50	57
HJ Heinz
4.250%, 10/15/20	70	71
Kraft Foods Group
5.000%, 06/04/42	65	70
Sysco
4.350%, 10/02/34	65	69

		267

Healthcare — 0.5%
DaVita HealthCare Partners
5.750%, 08/15/22	50	54
Endo Finance LLC & Endo Finco
7.000%, 07/15/19 144A	45	48
Gilead Sciences
3.700%, 04/01/24	90	96

	Par (000)	Value (000)

Johnson & Johnson
5.950%, 08/15/37	$60	$83
Select Medical
6.375%, 06/01/21	30	30

		311

Industrials — 1.3%
Amphenol
4.000%, 02/01/22	50	53
Avnet
4.875%, 12/01/22	55	59
Ball
6.750%, 09/15/20	30	31
4.000%, 11/15/23	55	54
Bombardier
7.750%, 03/15/20 144A	50	52
Caterpillar
3.900%, 05/27/21	115	126
CNH Industrial Capital LLC
6.250%, 11/01/16	35	37
3.625%, 04/15/18	51	51
DR Horton
3.625%, 02/15/18	60	61
General Electric
4.125%, 10/09/42	5	6
Harsco
5.750%, 05/15/18	55	58
KLX
5.875%, 12/01/22 144A	50	51
Masco
7.750%, 08/01/29	50	59
Owens-Brockway Glass Container
7.375%, 05/15/16	50	53
Owens-Illinois
7.800%, 05/15/18	10	11
PulteGroup
7.875%, 06/15/32	60	69
USG
7.875%, 03/30/20 144A	25	27

		858

Insurance — 0.6%
Aon
3.500%, 09/30/15	65	66
Berkshire Hathaway Finance
4.250%, 01/15/21	115	128
MetLife
6.400%, 12/15/66	65	76
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	65	75
TIAA Asset Management Finance LLC
2.950%, 11/01/19 144A	25	26

		371

Materials — 0.5%
Allegheny Technologies
6.125%, 08/15/23	60	64
ArcelorMittal
7.000%, 02/25/22	25	28
7.750%, 10/15/39	30	32
Cascades
7.875%, 01/15/20	60	63

See Notes to Schedules of Investments.

P N C    B a l a n c e d    A l l o c a t i o n     F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Materials — continued
Freeport-McMoRan
3.550%, 03/01/22	$120	$110
PolyOne
7.375%, 09/15/20	50	53

		350

Real Estate Investment Trusts — 0.5%
American Campus Communities Operating
Partnership LP
4.125%, 07/01/24	115	120
Digital Realty Trust LP
5.875%, 02/01/20#	90	101
5.250%, 03/15/21	25	28
Realty Income
3.250%, 10/15/22	100	100

		349

Retail — 0.6%
eBay
2.875%, 08/01/21	45	44
Hanesbrands
6.375%, 12/15/20	70	75
Kroger
3.400%, 04/15/22	75	77
L Brands
8.500%, 06/15/19	20	24
7.000%, 05/01/20	15	17
Sally Holdings LLC
6.875%, 11/15/19	50	53
Wal-Mart Stores
5.250%, 09/01/35	50	62
5.625%, 04/01/40	50	65

		417

Technology — 0.6%
Apple
3.850%, 05/04/43	130	131
Hewlett-Packard
4.375%, 09/15/21	5	6
KLA-Tencor
4.125%, 11/01/21	125	131
Oracle
4.300%, 07/08/34	65	71
Xilinx
3.000%, 03/15/21	45	46

		385

Telecommunications — 0.4%
AT&T
6.300%, 01/15/38	30	36
DigitalGlobe
5.250%, 02/01/21 144A	35	34
GTE
6.940%, 04/15/28	85	110
SBA Telecommunications
5.750%, 07/15/20	25	26
Verizon Communications
6.400%, 09/15/33	50	63

		269

	Par (000)	Value (000)

Transportation — 0.3%
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	$60	$65
ERAC USA Finance LLC
5.625%, 03/15/42 144A	50	58
Jurassic Holdings III
6.875%, 02/15/21 144A	30	26
PHI
5.250%, 03/15/19	30	27

		176

Utilities — 0.6%
Berkshire Hathaway Energy
6.125%, 04/01/36	80	106
Calpine
7.875%, 01/15/23 144A	46	52
DPL
6.500%, 10/15/16	45	47
Duke Energy
3.550%, 09/15/21	35	37
Duke Energy Carolinas LLC
4.000%, 09/30/42	10	11
Exelon Generation LLC
2.950%, 01/15/20	20	20
4.000%, 10/01/20	100	106

		379

Total Corporate Bonds
(Cost $9,062)		9,295

MUNICIPAL BOND — 0.1%
Texas — 0.1%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	40	48

Total Municipal Bond
(Cost $48)		48

U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — 9.3%
Federal Home Loan Mortgage Corporation — 1.5%
4.500%, 06/01/41	187	203
4.000%, 01/01/41	111	118
4.000%, 10/01/44	234	252
3.500%, 06/01/42	136	143
3.500%, 12/01/42	241	253

		969

Federal National Mortgage Association — 7.1%
5.500%, 07/01/33	4	5
5.500%, 05/01/35	30	34
5.000%, 08/01/40	202	225
4.500%, 06/01/40	234	257
4.500%, 10/01/40	62	67
4.500%, 01/01/41	140	153
4.500%, 03/01/41	128	139
4.500%, 04/01/41	187	204
4.000%, 03/01/26	37	40
4.000%, 12/01/40	115	123
4.000%, 01/01/41	157	170
4.000%, 02/01/41	140	151
4.000%, 02/01/42	143	153
4.000%, 07/01/42	181	194

See Notes to Schedules of Investments.

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
3.500%, 01/01/26	$104	$110
3.500%, 10/01/26	98	104
3.500%, 01/01/28	190	202
3.500%, 03/01/41	130	136
3.500%, 06/01/42	170	179
3.500%, 08/01/42	241	254
3.500%, 10/01/42	179	187
3.500%, 11/01/42	152	159
3.500%, 02/01/43	132	139
3.000%, 06/01/27	153	161
3.000%, 06/01/28	95	100
3.000%, 11/01/42	182	186
3.000%, 04/01/43	491	501
2.500%, 11/01/27	317	325

		4,658

Government National Mortgage Association — 0.7%
4.500%, 08/15/39	103	113
4.000%, 09/15/41	114	122
4.000%, 10/20/43	88	94
3.500%, 07/15/42	60	63
3.500%, 12/20/42	76	80

		472

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $5,930)		6,099

U.S. TREASURY OBLIGATIONS — 10.5%
U.S. Treasury Bonds — 1.9%
4.500%, 02/15/36	365	492
3.750%, 08/15/41	280	345
3.125%, 08/15/44	370	410

		1,247

U.S. Treasury Notes — 8.6%
2.625%, 11/15/20	95	100
2.375%, 08/15/24	140	145
1.625%, 08/15/22	120	118
1.250%, 08/31/15	635	638
0.375%, 03/15/15	290	290
0.375%, 04/15/15	1,550	1,551
0.375%, 06/15/15	540	541
0.375%, 01/15/16	830	831
0.250%, 05/15/15	1,415	1,415

		5,629

Total U.S. Treasury Obligations (Cost $6,768)		6,876

	Number of Shares	Value (000)
MONEY MARKET FUND — 5.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (E)	3,385,635	$3,386

Total Money Market Fund (Cost $3,386)		3,386

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 100.1% (Cost $58,802)		65,603
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 8.5%

Money Market Fund — 8.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	5,581,928	5,582

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $5,582)		5,582

TOTAL INVESTMENTS — 108.6% (Cost $64,384)**		71,185

Other Assets & Liabilities – (8.6)%		(5,665)

TOTAL NET ASSETS — 100.0%		$65,520

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $64,428.

Gross unrealized appreciation (000)	$8,202
Gross unrealized depreciation (000)	(1,445)

Net unrealized appreciation (000)	$6,757

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $5,198 (000).
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open forward currency contracts.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents 0.0% of net assets as of February 28, 2015.
(D)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2015.
(E)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $710 (000) and represents 1.1% of net assets as of February 28, 2015.

See Notes to Schedules of Investments.

P N C    B a l a n c e d    A l l o c a t i o n    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

Forward Currency Contracts:

Settlement	Type	Contracts to Deliver (000)	In Exchange For (000)	Contracts at Value (000)	Unrealized Appreciation (000)

11/15	Sell*	JPY 66,718	$585	$561	$24

*	Counterparty is State Street Bank

JPY — Japanese Yen

  Assets in the amount of $745,605 have been segregated on the Fund’s books and records.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

Nikkei 225®	1	$148	03/12/15	$10

Cash in the amount of $5,278 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $162,896 have been segregated on the Fund’s books and records.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$855	$–	$855
Commercial Mortgage- Backed Security	–	366	–	366
Common Stocks	23,894	–	–	23,894
Corporate Bonds	–	9,295	–	9,295
Exchange-Traded Funds	7,673	–	–	7,673
Foreign Common Stocks:
Australia	–	70	–	70
Belgium	113	–	–	113
Bermuda	189	–	–	189
Canada	569	–	–	569
China	–	178	–	178
Curacao	195	–	–	195
Denmark	136	138	–	274
France	–	306	–	306
Germany	54	370	–	424
Hong Kong	90	249	–	339
India	160	–	–	160
Ireland	226	–	–	226
Israel	287	–	–	287
Japan	245	774	–	1,019
Kenya	–	53	–	53
Liberia	157	–	–	157
Netherlands	284	46	–	330
Nigeria	18	–	–	18
Norway	–	50	–	50
Philippines	–	39	–	39
Singapore	–	15	–	15
Spain	–	147	–	147
Sweden	–	243	–	243
Switzerland	651	258	–	909
United Kingdom	349	391	–	740
Master Limited Partnership	61	–	–	61
Money Market Fund	3,386	–	–	3,386
Municipal Bond	–	48	–	48
Short-Term Investment Purchased with Collateral From Securities Loaned	5,582	–	–	5,582
U.S. Government Agency Mortgage- Backed Obligations	–	6,099	–	6,099
U.S. Treasury Obligations	–	6,876	–	6,876

Total Assets - Investments in Securities	$44,319	$26,866	$–	$71,185

See Notes to Schedules of Investments.

P N C    B a l a n c e d    A l l o c a t i o n    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Other Financial Instruments

Forward Currency Contracts	$–	$24	$–	$24

Futures Contracts	10	–	–	10

Total Assets - Other Financial Instruments	$10	$24	$–	$34

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C    I n t e r n a t i o n a l    E q u i t y    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 94.8%
Consumer Discretionary — 18.5%
Barratt Developments PLC (United Kingdom)	1,069,813	$8,489
Bellway PLC (United Kingdom)	223,427	6,850
Bridgestone (Japan) (A)	115,002	4,412
Christian Dior SA (France)	31,186	6,032
Cie Generale des Etablissements Michelin (France)	65,700	6,308
Compass Group PLC (United Kingdom)	244,169	4,330
Dufry AG (Switzerland)*	24,602	3,553
Duni AB (Sweden)	417,000	6,164
GTECH SpA (Italy)#	305,129	6,324
Hermes International (France)#	976	314
Inditex SA (Spain)	60,570	1,900
IPSOS (France)	115,972	3,222
LVMH Moet Hennessy Louis Vuitton SA (France)	19,937	3,645
OSIM International (Singapore)#	607,000	894
Pandora A/S (Denmark)	55,622	5,072
Persimmon PLC (United Kingdom)*	304,645	8,272
Rakuten (Japan) (A)	375,294	6,257
REXLot Holdings (Hong Kong)	18,578,800	1,460
Signet Jewelers (Bermuda)	17,649	2,116
Tata Motors, ADR (India)	76,946	3,787
Taylor Wimpey PLC (United Kingdom)	3,587,016	7,982
Toyota Motor (Japan) (A)	165,700	11,200
Whitbread PLC (United Kingdom)	38,730	3,134
WPP PLC, ADR (United Kingdom)#	19,777	2,337

		114,054

Consumer Staples — 7.9%
Anheuser-Busch InBev NV (Belgium)	54,789	6,950
Asahi Group Holdings (Japan)	201,300	6,228
Carrefour SA (France)	114,866	3,796
Greencore Group PLC (Ireland)	1,724,393	8,970
Koninklijke Ahold NV (Netherlands)	117,946	2,210
MEIJI Holdings (Japan)	51,534	6,157
Nestle SA (Switzerland)	68,409	5,346
Puregold Price Club (Philippines)	2,499,000	2,233
Reckitt Benckiser Group PLC (United Kingdom)	72,774	6,569

		48,459

Energy — 3.0%
Etablissements Maurel et Prom (France)*	333,300	2,861
Sasol (South Africa)	114,450	4,131
Thai Oil PCL (Thailand)	4,324,250	7,022
Tullow Oil PLC (United Kingdom)	764,499	4,552

		18,566

Financials — 13.0%
AIA Group (Hong Kong)	918,434	5,401
China Merchants Bank, Cl H (China)	1,231,850	2,812
CITIC Securities, Cl H (China)	374,838	1,330
Deutsche Wohnen AG (Germany)	146,777	4,042
DNB ASA (Norway)	300,744	4,891
Equity Group Holdings (Kenya)	5,399,064	3,158
Hannover Rueck SE (Germany)	70,900	6,841
HDFC Bank, ADR (India)	90,469	5,610
Investor AB, Cl B (Sweden)	171,745	6,822
IRF European Finance Investments (United Kingdom)* (B) (C)	284,500	–
Mitsubishi Estate (Japan) (A)	227,000	5,304
Mitsubishi UFJ Financial Group (Japan) (A)	438,500	2,856

	Number of Shares	Value (000)

Muenchener Rueckversicherungs AG (Germany)	25,800	$5,355
Nomura Holdings (Japan) (A)	445,000	2,743
Ping An Insurance Group of China, Cl H (China)	413,576	4,597
Sberbank of Russia, ADR (Russia)	242,200	1,246
SpareBank 1 SR Bank ASA (Norway)*	616,553	4,484
Standard Chartered PLC (United Kingdom)	273,255	4,173
Svenska Handelsbanken AB, Cl A (Sweden)	120,200	6,050
Vib Vermoegen AG (Germany)	114,389	2,163

		79,878

Healthcare — 10.9%
Actavis PLC (Ireland)*	16,424	4,785
Bayer AG (Germany)	51,880	7,674
CYBERDYNE (Japan)*# (A)	55,500	1,377
GN Store Nord A/S (Denmark)	135,126	3,142
Grifols SA (Spain)	87,941	3,563
ICON PLC (Ireland)*	39,726	2,741
Jazz Pharmaceuticals PLC (Ireland)*	13,596	2,313
Meda AB, Cl A (Sweden)	236,335	3,828
Novartis AG (Switzerland)	60,466	6,184
Novo Nordisk A/S, ADR (Denmark)	166,701	7,960
Ono Pharmaceutical (Japan) (A)	32,700	3,259
Roche Holding AG (Switzerland)	23,083	6,290
Sawai Pharmaceutical (Japan) (A)	38,500	2,389
Shire PLC (United Kingdom)	34,252	2,763
Teva Pharmaceutical Industries, ADR (Israel)	143,430	8,178
Transgene SA (France)*	71,990	572

		67,018

Industrials — 12.0%
Ashtead Group PLC (United Kingdom)	350,275	6,414
BBA Aviation PLC (United Kingdom)	713,786	3,810
Canadian Pacific Railway (Canada)	31,458	5,902
Caverion (Finland)	250,138	2,373
FANUC (Japan) (A)	20,635	3,964
Hexagon AB, Cl B (Sweden)	82,249	2,971
Kone OYJ, Cl B (Finland)#	126,000	5,804
Konecranes OYJ (Finland)	166,582	5,774
Koninklijke Philips NV (Netherlands)	78,035	2,335
Loomis AB, Cl B (Sweden)	216,631	7,111
Nabtesco (Japan) (A)	148,400	3,988
Rational AG (Germany)	11,654	4,168
Schneider Electric SE (France)	38,740	3,113
SKF AB, Cl B (Sweden)	125,399	3,156
SMC (Japan) (A)	14,300	3,979
Trevi Finanziaria Industriale SpA (Italy)	1,245,270	4,610
YIT OYJ (Finland)#	445,638	2,782
Zhuzhou CSR Times Electric (China)	331,231	1,867

		74,121

Information Technology — 9.4%
ARM Holdings PLC, ADR (United Kingdom)	103,046	5,510
Dassault Systemes SA (France)	31,886	2,228
Fleetmatics Group PLC (Ireland)*#	86,241	3,554
Hoya (Japan) (A)	77,100	3,113
Infosys, ADR (India)#	183,580	6,739
Ingenico (France)	42,556	4,739
Just Eat PLC (United Kingdom)*	260,061	1,443
Konica Minolta (Japan) (A)	184,000	1,880
NXP Semiconductor NV (Netherlands)*	28,935	2,456
Samsung Electronics (South Korea)	4,520	5,590
SAP, ADR (Germany)	14,818	1,040

See Notes to Schedules of Investments.

P N C    I n t e r n a t i o n a l    E q u i t y    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Information Technology — continued
Tencent Holdings (Hong Kong)	399,047	$6,963
Wincor Nixdorf AG (Germany)	129,458	6,257
Wirecard AG (Germany)	143,626	6,622

		58,134

Materials — 14.8%
BASF SE (Germany)	67,500	6,468
BHP Billiton PLC (United Kingdom)	33,699	841
BHP Billiton PLC, ADR (United Kingdom)#	114,200	5,733
CRH PLC (Ireland)*	234,347	6,635
CRH PLC (Ireland)	7,399	209
Dangote Cement PLC (Nigeria)	1,341,489	1,013
Hexpol AB (Sweden)	39,720	4,260
Imerys SA (France)	82,852	6,208
James Hardie Industries PLC (Australia)	352,670	4,165
LANXESS AG (Germany)	123,100	6,341
Linde AG (Germany)	32,600	6,626
Methanex (Canada)	108,200	5,885
Randgold Resources, ADR (United Kingdom)	30,854	2,443
Rexam PLC (United Kingdom)	684,869	5,875
Showa Denko KK (Japan)	3,836,000	5,167
Solvay SA (Belgium)	38,150	5,661
Sumitomo Metal Mining (Japan) (A)	189,000	2,987
Symrise AG (Germany)	108,430	6,900
Yara International ASA (Norway)	137,800	7,580

		90,997

Telecommunication Services — 4.0%
Deutsche Telekom AG (Germany)	358,400	6,692
Freenet AG (Germany)	198,619	5,929
KDDI (Japan)	90,800	6,302
SoftBank (Japan) (A)	55,599	3,434
Telenor ASA (Norway)	120,050	2,406

		24,763

Utilities — 1.3%
Guangdong Investment (Hong Kong)	3,796,000	4,891
Red Electrica SA (Spain)	37,494	3,189

		8,080

Total Foreign Common Stocks (Cost $501,714)		584,070

EXCHANGE-TRADED FUND — 0.6%
iShares STOXX Europe 600 Banks DE†	149,621	3,492

Total Exchange-Traded Fund (Cost $3,654)		3,492

	Number of Shares	Value (000)
MONEY MARKET FUND — 3.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (D)	23,283,648	$23,284

Total Money Market Fund (Cost $23,284)		23,284

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.2% (Cost $528,652)		610,846

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 4.8%

Money Market Fund — 4.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	29,723,795	29,724

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $29,724)		29,724

TOTAL INVESTMENTS — 104.0% (Cost $558,376)**		640,570

Other Assets & Liabilities – (4.0)%		(24,890)

TOTAL NET ASSETS — 100.0%		$615,680

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $560,782.

Gross unrealized appreciation (000)	$117,430
Gross unrealized depreciation (000)	(37,642)

Net unrealized appreciation (000)	$79,788

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $28,713 (000).
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open forward currency contracts.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents 0.0% of net assets as of February 28, 2015.
(D)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

Forward Currency Contracts:

Settlement Month	Type	Contracts to Deliver (000)	In Exchange For (000)	Contracts at Value (000)	Unrealized Appreciation (000)

11/15	Sell*	JPY 3,385,850	$29,667	$28,434	$1,233

*	Counterparty is State Street Bank

JPY — Japanese Yen

  Assets in the amount of $63,090,284 have been segregated on the Fund’s books and records.

See Notes to Schedules of Investments.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
DAX Index Future	15	$4,385	03/20/15	$827
Hang Seng Index Future	18	2,872	03/30/15	5
Nikkei 225®	49	7,255	03/12/15	503

		$14,512		$1,335

Cash in the amount of $846,159 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $15,964,989 have been segregated on the Fund’s books and records.

See Notes to Schedules of Investments.

P N C    I n t e r n a t i o n a l    E q u i t y    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Exchange-Traded Fund	$3,492	$–	$–	$3,492
Foreign Common Stocks:
Australia	–	4,165	–	4,165
Belgium	–	12,612	–	12,612
Bermuda	2,116	–	–	2,116
Canada	11,787	–	–	11,787
China	–	10,605	–	10,605
Denmark	7,960	8,215	–	16,175
Finland	–	16,733	–	16,733
France	572	42,466	–	43,038
Germany	3,204	79,915	–	83,119
Hong Kong	–	18,714	–	18,714
India	16,137	–	–	16,137
Ireland	13,393	15,814	–	29,207
Israel	8,178	–	–	8,178
Italy	–	10,935	–	10,935
Japan	–	86,992	–	86,992
Kenya	–	3,158	–	3,158
Netherlands	4,792	2,210	–	7,002
Nigeria	1,013	–	–	1,013
Norway	4,484	14,876	–	19,360
Philippines	–	2,233	–	2,233
Russia	1,246	–	–	1,246
Singapore	–	894	–	894
South Africa	–	4,132	–	4,132
South Korea	–	5,590	–	5,590
Spain	–	8,652	–	8,652
Sweden	–	40,362	–	40,362
Switzerland	–	21,374	–	21,374
Thailand	–	7,022	–	7,022
United Kingdom	17,466	74,053	–	91,519
Money Market Fund	23,284	–	–	23,284
Short-Term Investment Purchased with Collateral From Securities Loaned	29,724	–	–	29,724

Total Assets - Investments in Securities	$148,848	$491,722	$–	$640,570

See Notes to Schedules of Investments.

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Other Financial Instruments
Forward Currency Contracts	$–	$1,233	$–	$1,233
Futures Contracts	1,335	–	–	1,335

Total Assets - Other Financial Instruments	$1,335	$1,233	$–	$2,568

The Fund held securities valued at $17,953 (000) as of May 31, 2014 that were transferred from Level 1 to Level 2 of the valuation hierarchy during the nine-month period ended February 28, 2015. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices as of May 31, 2014 that are now being fair value adjusted as of February 28, 2015. The value of securities that were transferred to Level 2 as of February 28, 2015 is $19,090 (000).

The Fund held a security valued at $4,184 (000) as of May 31, 2014 that was transferred from Level 2 to Level 1 of the valuation hierarchy during the nine-month period ended February 28, 2015. The common stock that transferred from Level 2 to Level 1 did so as a result of a foreign equity that was fair value adjusted as of May 31, 2014 that is now being valued based on quoted prices as of February 28, 2015. The value of the security that was transferred to Level 1 as of February 28, 2015 is $4,484 (000).

See Notes to Schedules of Investments.

P N C    I n t e r n a t i o n a l    E q u i t y    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

At February 28, 2015, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)
Foreign Common Stocks
United Kingdom	14.9%	$91,519
Japan	14.1	86,992
Germany	13.5	83,119
France	7.0	43,038
Sweden	6.6	40,362
Ireland	4.8	29,207
Switzerland	3.5	21,374
Norway	3.2	19,360
Hong Kong	3.0	18,714
Finland	2.7	16,733
Denmark	2.6	16,175
India	2.6	16,137
Belgium	2.0	12,612
Canada	1.9	11,787
Italy	1.8	10,935
China	1.7	10,605
Spain	1.4	8,652
Israel	1.3	8,178
Thailand	1.1	7,022
Netherlands	1.1	7,002
South Korea	0.9	5,590
Australia	0.7	4,165
South Africa	0.7	4,132
Kenya	0.5	3,158
Philippines	0.4	2,233
Bermuda	0.3	2,116
Russia	0.2	1,246
Nigeria	0.2	1,013
Singapore	0.1	894

Total Foreign Common Stocks	94.8	584,070
Exchange-Traded Fund	0.6	3,492
Money Market Fund	3.8	23,284

Total Investments Before Collateral for Loaned Securities	99.2	610,846
Short-Term Investment Purchased with Collateral for Loaned Securities	4.8	29,724

Total Investments	104.0	640,570
Other Assets and Liabilities	(4.0)	(24,890)

Net Assets	100.0%	$615,680

See Notes to Schedules of Investments.

P N C    L a r g e    C a p    C o r e    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 97.7%
Consumer Discretionary — 15.2%
Comcast, Cl A	7,990	$474
Foot Locker	4,890	275
Hanesbrands	3,200	408
Home Depot	3,250	373
L Brands	3,350	308
Magna International (Canada)	3,480	379
Polaris Industries	1,930	296
Royal Caribbean Cruises (Liberia)	3,990	305
Walt Disney	6,100	635
Wyndham Worldwide	4,350	398

		3,851

Consumer Staples — 10.6%
Altria Group	7,500	422
Constellation Brands, Cl A*	4,250	487
CVS Health	4,800	499
Dr Pepper Snapple Group	4,250	335
Kroger	7,600	541
Procter & Gamble	4,764	405

		2,689

Energy — 5.4%
ConocoPhillips	5,250	342
EOG Resources	2,320	208
Exxon Mobil	4,827	427
Schlumberger (Curacao)	4,770	402

		1,379

Financials — 16.4%
ACE (Switzerland)	3,150	359
Allstate	5,050	357
Ameriprise Financial	1,830	245
Berkshire Hathaway, Cl B*	2,190	323
Invesco (Bermuda)	9,150	368
JPMorgan Chase	9,500	582
Lincoln National	7,300	421
Principal Financial Group	7,000	358
Travelers	3,090	332
Voya Financial	5,880	260
Wells Fargo	10,172	557

		4,162

Healthcare — 14.7%
Aetna	5,150	513
Amgen	3,300	521
Becton Dickinson	1,930	283
Cigna	4,250	517
Edwards Lifesciences*	2,480	330
HCA Holdings*	5,550	397
Johnson & Johnson	4,609	472
McKesson	2,000	457
St. Jude Medical	3,480	232

		3,722

Industrials — 10.8%
Boeing	1,740	263
Cintas	2,840	237
Delta Air Lines	5,800	258
General Electric	10,054	261
Honeywell International	2,340	241
Lockheed Martin	1,300	260

	Number of Shares	Value (000)

Northrop Grumman	1,560	$259
Snap-On	2,580	380
Southwest Airlines	6,070	262
Union Pacific	2,540	305

		2,726

Information Technology — 19.1%
Apple	10,498	1,349
Check Point Software Technologies (Israel)*	3,300	276
Cisco Systems	17,500	516
Google, Cl A*	429	241
Micron Technology*	6,440	198
Microsoft	5,150	226
NXP Semiconductor NV (Netherlands)*	5,000	424
QUALCOMM	3,940	286
Skyworks Solutions	7,350	645
TE Connectivity (Switzerland)	5,800	418
Visa, Cl A	970	263

		4,842

Materials — 2.9%
Eastman Chemical	1,200	90
Packaging Corporation of America	4,770	395
PPG Industries	1,090	257

		742

Telecommunication Services — 1.1%
Verizon Communications	5,720	283

Utilities — 1.5%
Wisconsin Energy	7,600	387

Total Common Stocks (Cost $19,902)		24,783

EXCHANGE-TRADED FUND — 1.2%
SPDR ® S&P 500 ® ETF Trust	1,500	316

Total Exchange-Traded Fund (Cost $286)		316

MONEY MARKET FUND — 1.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	242,911	243

Total Money Market Fund (Cost $243)		243

TOTAL INVESTMENTS — 99.9% (Cost $20,431)**		25,342

Other Assets & Liabilities – 0.1%		29

TOTAL NET ASSETS — 100.0%		$25,371

*	Non-income producing security
** Aggregate	cost for Federal income tax purposes is (000) $20,444.

Gross unrealized appreciation (000)	$5,064
Gross unrealized depreciation (000)	(166)

Net unrealized appreciation (000)	$4,898

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.

See Notes to Schedules of Investments.

P N C    L a r g e    C a p    C o r e    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Common Stocks	$24,783	$–	$–	$24,783
Exchange-Traded Fund	316	–	–	316
Money Market Fund	243	–	–	243

Total Assets - Investments in Securities	$25,342	$–	$–	$25,342

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C    L a r g e    C a p    G r o w t h    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 97.5%
Consumer Discretionary — 20.3%
Comcast, Cl A	20,450	$1,214
Foot Locker	34,920	1,961
Hanesbrands	18,710	2,386
Home Depot	15,710	1,803
L Brands	21,700	1,993
Magna International (Canada)	13,970	1,522
Michael Kors Holdings (Hong Kong)*	11,470	773
Polaris Industries	9,780	1,500
Royal Caribbean Cruises (Liberia)	17,960	1,372
Time Warner	19,700	1,613
Walt Disney	24,690	2,570
Wyndham Worldwide	14,470	1,324

		20,031

Consumer Staples — 11.9%
Altria Group	45,640	2,569
Constellation Brands, Cl A*	12,970	1,488
CVS Health	16,960	1,762
Dr Pepper Snapple Group	21,950	1,729
Hain Celestial Group*	16,960	1,061
Kroger	30,430	2,165
Sprouts Farmers Market*	24,940	918

		11,692

Energy — 3.1%
Schlumberger (Curacao)	20,200	1,700
Valero Energy	21,450	1,323

		3,023

Financials — 8.3%
ACE (Switzerland) (A)	12,470	1,422
Allstate	25,940	1,831
Ameriprise Financial	4,740	633
Extra Space Storage REIT	17,210	1,132
Principal Financial Group	21,200	1,085
SEI Investments	27,440	1,181
Voya Financial	21,200	937

		8,221

Healthcare — 13.5%
Amgen	10,480	1,653
Becton Dickinson	9,980	1,464
Biogen Idec*	3,740	1,532
Cigna	8,980	1,092
Edwards Lifesciences*	9,980	1,328
HCA Holdings*	15,210	1,088
Johnson & Johnson	10,970	1,125
McKesson	7,160	1,637
St. Jude Medical	20,950	1,397
UnitedHealth Group	8,730	992

		13,308

Industrials — 11.9%
Boeing	12,410	1,872
Cintas	14,470	1,208
Delta Air Lines	32,420	1,443
Lockheed Martin	5,240	1,048
Old Dominion Freight Line*	17,210	1,345
Snap-On	9,480	1,396
Southwest Airlines	48,140	2,082

	Number of Shares	Value (000)

Union Pacific	11,470	$1,379

		11,773

Information Technology — 25.1%
Apple	58,616	7,530
CDW	44,650	1,680
Check Point Software Technologies (Israel)*	18,280	1,526
Cisco Systems	33,670	994
Google, Cl A*	2,590	1,457
Micron Technology*	47,390	1,454
Microsoft	26,190	1,149
NXP Semiconductor NV (Netherlands)*	20,700	1,757
Oracle	28,186	1,235
QUALCOMM	12,220	886
Skyworks Solutions	30,430	2,670
TE Connectivity (Switzerland)	16,460	1,187
Western Digital	11,470	1,227

		24,752

Materials — 3.4%
Packaging Corporation of America	17,460	1,447
PPG Industries	3,990	939
Sherwin-Williams	3,240	924

		3,310

Total Common Stocks (Cost $74,658)		96,110

MONEY MARKET FUND — 7.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (A)	6,924,516	6,925

Total Money Market Fund (Cost $6,925)		6,925

TOTAL INVESTMENTS — 104.5% (Cost $81,583)**		103,035

Other Assets & Liabilities – (4.5)%		(4,421)

TOTAL NET ASSETS — 100.0%		$98,614

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $81,562.

Gross unrealized appreciation (000)	$21,848
Gross unrealized depreciation (000)	(375)

Net unrealized appreciation (000)	$21,473

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

See Notes to Schedules of Investments.

P N C    L a r g e    C a p    G r o w t h    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
S&P 500® Composite Index	12	$1,193	03/21/15	$69

Cash in the amount of $55,235 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $1,312,100 have been segregated on the Fund’s books and records.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Common Stocks	$96,110	$–	$–	$96,110
Money Market Fund	6,925	–	–	6,925

Total Assets - Investments in Securities	$103,035	$–	$–	$103,035

Other Financial Instruments
Futures Contracts	$69	$–	$–	$69

Total Assets - Other Financial Instruments	$69	$–	$–	$69

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C    L a r g e    C a p    V a l u e    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 97.8%
Consumer Discretionary — 11.3%
Comcast, Cl A	28,000	$1,663
Foot Locker	23,500	1,320
Hanesbrands	12,000	1,530
L Brands	15,040	1,382
Magna International (Canada)	9,800	1,068
Time Warner	23,300	1,907
Walt Disney	23,600	2,456
Wyndham Worldwide	20,500	1,875

		13,201

Consumer Staples — 8.2%
Constellation Brands, Cl A*	11,900	1,365
CVS Health	25,700	2,669
Kroger	28,600	2,035
Procter & Gamble	15,700	1,337
Reynolds American	28,300	2,140

		9,546

Energy — 8.1%
Chevron	20,000	2,134
ConocoPhillips	34,000	2,217
Exxon Mobil	44,800	3,966
Schlumberger (Curacao)	14,200	1,195

		9,512

Financials — 29.8%
ACE (Switzerland)	19,400	2,212
Allstate	29,500	2,083
Ameriprise Financial	16,550	2,211
Apartment Investment & Management, Cl A REIT	41,400	1,560
Berkshire Hathaway, Cl B*	14,800	2,182
Extra Space Storage REIT	30,500	2,006
Host Hotels & Resorts REIT	51,200	1,075
Huntington Bancshares	218,500	2,390
Invesco (Bermuda)	26,800	1,079
JPMorgan Chase	69,139	4,237
Lincoln National	46,370	2,673
Principal Financial Group	32,150	1,645
SEI Investments	31,800	1,369
Travelers	21,500	2,310
Voya Financial	28,550	1,262
Wells Fargo	83,658	4,583

		34,877

Healthcare — 12.8%
Aetna	24,000	2,389
Amgen	13,350	2,106
Cigna	15,200	1,849
HCA Holdings*	25,300	1,810
Johnson & Johnson	32,200	3,301
Pfizer	46,800	1,606
St. Jude Medical	28,600	1,907

		14,968

Industrials — 10.6%
Alaska Air Group	20,000	1,273
Boeing	8,100	1,222
Delta Air Lines	37,000	1,647
General Electric	96,000	2,495

	Number of Shares	Value (000)

Honeywell International	11,200	$1,151
Northrop Grumman	9,100	1,508
Snap-On	11,600	1,708
Union Pacific	12,000	1,443

		12,447

Information Technology — 8.4%
Apple	18,850	2,422
CDW	34,000	1,279
Cisco Systems	102,659	3,030
Micron Technology*	42,400	1,300
TE Connectivity (Switzerland)	24,000	1,731

		9,762

Materials — 2.8%
Eastman Chemical	20,000	1,489
Packaging Corporation of America	20,850	1,728

		3,217

Telecommunication Services — 1.5%
Level 3 Communications*	32,000	1,724

Utilities — 4.3%
American Water Works	26,000	1,406
Wisconsin Energy	41,000	2,090
Xcel Energy	43,060	1,519

		5,015

Total Common Stocks (Cost $95,182)		114,269

EXCHANGE-TRADED FUND — 1.2%
iShares Russell 1000 Value Index Fund†	14,000	1,471

Total Exchange-Traded Fund (Cost $1,435)		1,471

MONEY MARKET FUND — 4.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	4,682,977	4,683

Total Money Market Fund (Cost $4,683)		4,683

TOTAL INVESTMENTS — 103.0%** (Cost $101,300)		120,423

Other Assets & Liabilities – (3.0)%		(3,551)

TOTAL NET ASSETS — 100.0%		$116,872

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $101,268.

Gross unrealized appreciation (000)	$20,513
Gross unrealized depreciation (000)	(1,358)

Net unrealized appreciation (000)	$19,155

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.

See Notes to Schedules of Investments.

P N C    L a r g e    C a p    V a l u e    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Common Stocks	$114,269	$–	$–	$114,269
Exchange-Traded Fund	1,471	–	–	1,471
Money Market Fund	4,683	–	–	4,683

Total Assets - Investments in Securities	$120,423	$–	$–	$120,423

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C    M i d    C a p    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 96.4%
Consumer Discretionary — 18.7%
Advance Auto Parts	752	$116
American Axle & Manufacturing Holdings*	11,382	284
CarMax*	5,721	384
Dollar Tree*	4,977	397
Gildan Activewear (Canada)	2,045	124
HSN	3,652	247
Madison Square Garden, Cl A*	4,514	354
Polaris Industries	2,077	318

		2,224

Consumer Staples — 2.9%
TreeHouse Foods*	4,077	341

Energy — 4.1%
National Oilwell Varco	2,852	155
Oil States International*	4,524	197
World Fuel Services	2,499	137

		489

Financials — 30.2%
Affiliated Managers Group*	1,953	423
AmTrust Financial Services#	7,575	408
Bank of the Ozarks	11,034	404
Credit Acceptance*	1,379	253
Discover Financial Services	5,380	328
Eagle Bancorp*	10,478	389
Encore Capital Group*	2,777	111
Home BancShares	7,753	245
LegacyTexas Financial Group	7,663	176
National General Holdings	12,196	227
PRA Group*	6,453	323
RLI	6,523	316

		3,603

Healthcare — 2.5%
Catamaran (Canada)*	6,096	304

Industrials — 21.3%
B/E Aerospace*	3,801	241
Colfax*	3,963	209
Dover	2,564	185
EnerSys	3,815	249
Esterline Technologies*	2,461	290
Genesee & Wyoming, Cl A*	2,339	241
KLX*	1,906	76
Norfolk Southern	2,625	286
Precision Castparts	738	160
TransDigm Group*	1,226	266
Wabtec	3,475	330

		2,533

Information Technology — 16.7%
Alliance Data Systems*	921	257
FactSet Research Systems	1,060	165
Manhattan Associates*	6,742	336
Open Text (Canada)	4,532	264
OSI Systems*	5,415	392
Trimble Navigation*	9,530	249

	Number of Shares	Value (000)

WEX*	3,036	$325

		1,988

Total Common Stocks (Cost $8,930)		11,482

MONEY MARKET FUND — 3.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	372,131	372

Total Money Market Fund (Cost $372)		372

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.6% (Cost $9,302)		11,854

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 3.5%

Money Market Fund — 3.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	419,496	419

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $419)		419

TOTAL INVESTMENTS — 103.1% (Cost $9,721)**		12,273

Other Assets & Liabilities – (3.1)%		(364)

TOTAL NET ASSETS — 100.0%		$11,909

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $9,722.

Gross unrealized appreciation (000)	$2,655
Gross unrealized depreciation (000)	(104)

Net unrealized appreciation (000)	$2,551

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $404 (000).

See Notes to Schedules of Investments.

P N C    M i d    C a p    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Common Stocks	$11,482	$–	$–	$11,482
Money Market Fund	372	–	–	372
Short-Term Investment Purchased with Collateral From Securities Loaned	419	–	–	419

Total Assets - Investments in Securities	$12,273	$–	$–	$12,273

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C    M i d    C a p    I n d e x    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 98.2%
Consumer Discretionary — 13.2%
Aaron’s*	137	$4
Abercrombie & Fitch, Cl A	245	6
Advance Auto Parts	134	22
AMC Networks, Cl A*	121	9
American Eagle Outfitters	367	5
ANN*	108	4
Apollo Education Group*	243	7
Ascena Retail Group*	393	5
Big Lots	115	5
Brinker International	127	8
Brunswick	164	9
Cabela’s*	114	6
Carter’s	107	9
Cheesecake Factory	92	4
Chico’s FAS	335	6
Cinemark Holdings	203	8
CST Brands	130	5
Deckers Outdoor*	89	7
DeVry Education Group	119	4
Dick’s Sporting Goods	198	11
Domino’s Pizza	99	10
DreamWorks Animation SKG, Cl A*	181	4
Foot Locker	295	17
Gentex	568	10
Hanesbrands	194	25
HSN	58	4
International Game Technology	516	9
J.C. Penney*	766	7
Jarden*	327	17
John Wiley & Sons, Cl A	95	6
Kate Spade*	276	10
Life Time Fitness*	74	4
Live Nation Entertainment*	288	7
LKQ*	696	17
Meredith	73	4
Murphy USA*	70	5
New York Times, Cl A	279	4
NVR*	8	11
Office Depot*	594	6
Panera Bread, Cl A*	53	9
Polaris Industries	136	21
Service Corporation International	435	11
Signet Jewelers (Bermuda)	156	19
Sotheby’s	141	6
Tempur Sealy International*	129	7
Thor Industries	94	6
Time	232	6
Toll Brothers*	343	13
Tupperware Brands	117	8
Vista Outdoor*	136	6
Wendy’s	454	5
Williams-Sonoma	164	13

		451

Consumer Staples — 3.1%
Church & Dwight	254	22
Energizer Holdings	122	16
Flowers Foods	404	9
Hain Celestial Group*	190	12
Ingredion	152	12
Lancaster Colony	43	4

	Number of Shares	Value (000)

Post Holdings*	91	$4
SUPERVALU*	379	4
United Natural Foods*	93	8
WhiteWave Foods*	355	15

		106

Energy — 5.1%
Atwood Oceanics	213	7
California Resources*	649	5
CARBO Ceramics	151	6
Dresser-Rand Group*	128	10
Dril-Quip*	120	9
Energen	184	12
Gulfport Energy*	263	12
Helix Energy Solutions Group*	248	4
HollyFrontier	532	23
Oceaneering International	293	16
Oil States International*	161	7
Patterson-UTI Energy	557	10
Rosetta Resources*	292	5
SM Energy	224	11
Superior Energy Services	488	11
Tidewater	167	5
Unit*	179	5
World Fuel Services	144	8
WPX Energy*	688	7

		173

Financials — 22.3%
Alexander & Baldwin	100	4
Alexandria Real Estate Equities REIT	125	12
Alleghany*	34	16
American Campus Communities REIT	200	8
American Financial Group	153	10
Arthur J Gallagher	344	16
Aspen Insurance Holdings (Bermuda)	133	6
Associated Banc	336	6
BancorpSouth	190	4
Bank of Hawaii	96	6
BioMed Realty Trust REIT	374	8
Brown & Brown	251	8
Camden Property Trust REIT	172	13
Cathay General Bancorp	155	4
CBOE Holdings	163	10
City National	90	8
Commerce Bancshares	187	8
Corporate Office Properties Trust REIT	183	5
Corrections Corp of America REIT	231	9
Cullen/Frost Bankers	133	9
Duke Realty REIT	598	13
East West Bancorp	294	12
Eaton Vance	246	10
Everest Re Group (Bermuda)	93	16
Extra Space Storage REIT	193	13
Federal Realty Investment Trust REIT	124	18
Federated Investors, Cl B	189	6
First American Financial	186	7
First Horizon National	458	7
First Niagara Financial Group	781	7
FirstMerit	380	7
Fulton Financial	402	5
Hancock Holding	213	6

See Notes to Schedules of Investments.

P N C    M i d    C a p    I n d e x    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
Hanover Insurance Group	83	$6
HCC Insurance Holdings	193	11
Highwoods Properties REIT	170	8
Home Properties REIT	109	7
Hospitality Properties Trust REIT	296	9
Janus Capital Group	227	4
Jones Lang LaSalle	80	13
Kemper	113	4
Kilroy Realty REIT	149	11
Lamar Advertising, Cl A REIT	162	9
LaSalle Hotel Properties REIT	196	8
Liberty Property Trust REIT	303	11
Mack-Cali Realty REIT	212	4
Mercury General	70	4
Mid-America Apartment Communities REIT	147	11
MSCI	213	12
National Retail Properties REIT	231	9
New York Community Bancorp	963	16
Old Republic International	571	9
Omega Healthcare Investors REIT	232	9
PacWest Bancorp	195	9
Potlatch REIT	84	3
Primerica	110	6
Prosperity Bancshares	157	8
Raymond James Financial	267	15
Rayonier REIT	321	9
Realty Income REIT	398	20
Regency Centers REIT	162	11
Reinsurance Group of America	146	13
RenaissanceRe Holdings (Bermuda)	93	10
SEI Investments	265	11
Senior Housing Properties Trust REIT	427	10
Signature Bank*	108	13
SL Green Realty REIT	177	22
SLM	901	9
StanCorp Financial Group	96	6
SVB Financial Group*	105	13
Synovus Financial	284	8
Taubman Centers REIT	127	9
TCF Financial	368	6
UDR REIT	470	15
Umpqua Holdings	408	7
Urban Edge Properties REIT*	184	4
Valley National Bancorp	470	4
Waddell & Reed Financial, Cl A	230	11
Washington Federal	217	5
Webster Financial	187	6
Weingarten Realty Investors REIT	223	8
WP GLIMCHER REIT	389	7
WR Berkley	209	10

		760

Healthcare — 8.5%
Align Technology*	156	9
Allscripts Healthcare Solutions*	428	5
Bio-Rad Laboratories, Cl A*	44	5
Bio-Techne	79	8
Charles River Laboratories International*	91	7
Community Health Systems*	244	12
Cooper	102	17
Halyard Health*	88	4

	Number of Shares	Value (000)

Health Net*	139	$8
Henry Schein*	165	23
Hill-Rom Holdings	110	5
HMS Holdings*	181	3
Hologic*	459	15
IDEXX Laboratories*	94	15
Laboratory Corporation of America Holdings*	31	4
LifePoint Hospitals*	96	7
MEDNAX*	192	14
Mettler-Toledo International*	53	17
Omnicare	185	14
Owens & Minor	136	5
ResMed	249	16
Salix Pharmaceuticals*	112	17
Sirona Dental Systems*	105	9
STERIS	103	7
Teleflex	88	11
Thoratec*	113	4
United Therapeutics*	76	12
VCA*	136	7
WellCare Health Plans*	88	8

		288

Industrials — 16.6%
Acuity Brands	84	13
AECOM Technology*	270	8
AGCO	195	10
Alaska Air Group	221	14
AO Smith	136	9
B/E Aerospace*	305	19
Carlisle	127	12
CLARCOR	100	7
Clean Harbors*	131	7
Con-way	135	6
Copart*	233	9
Corporate Executive Board	73	6
Crane	117	8
Deluxe	94	6
Donaldson	313	12
Esterline Technologies*	68	8
Exelis	408	10
Fortune Brands Home & Security	322	15
GATX	106	7
Genesee & Wyoming, Cl A*	127	13
Graco	141	11
Harsco	260	4
Herman Miller	134	4
HNI	71	4
Hubbell, Cl B	127	14
Huntington Ingalls Industries	93	13
IDEX	179	14
ITT	229	9
JB Hunt Transport Services	193	16
JetBlue Airways*	327	6
KBR	387	6
Kennametal	217	8
Kirby*	172	13
KLX*	113	5
Landstar System	97	7
Lennox International	86	9
Lincoln Electric Holdings	172	12

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Manpowergroup	181	$15
MSA Safety	79	4
MSC Industrial Direct, Cl A	120	9
Nordson	132	10
NOW*	277	6
Old Dominion Freight Line*	139	11
Orbital ATK	68	4
Oshkosh	202	10
Regal-Beloit	96	7
Rollins	132	4
RR Donnelley & Sons	458	9
SPX	113	10
Terex	354	10
Timken	191	8
Towers Watson, Cl A	136	18
Trinity Industries	445	15
Triumph Group	132	8
Valmont Industries	68	8
Wabtec	199	19
Waste Connections	282	13
Watsco	55	6
Woodward	127	6

		564

Information Technology — 17.1%
3D Systems*	386	12
ACI Worldwide*	237	5
Advanced Micro Devices*	1,820	6
ANSYS*	192	16
AOL*	165	7
ARRIS Group*	294	9
Arrow Electronics*	221	14
Atmel*	918	8
Avnet	303	14
Belden	78	7
Broadridge Financial Solutions	223	12
Cadence Design Systems*	610	11
CDK Global	308	14
Ciena*	239	5
CommVault Systems*	106	5
Convergys	220	5
CoreLogic*	175	6
Cree*	349	14
Diebold	163	6
DST Systems	64	7
Equinix REIT	116	26
FactSet Research Systems	71	11
Fair Isaac	60	5
Fairchild Semiconductor International*	256	4
FEI	88	7
Fortinet*	237	8
Gartner*	170	14
Global Payments	127	12
Informatica*	209	9
Ingram Micro, Cl A*	360	9
Integrated Device Technology*	226	5
InterDigital	79	4
Intersil, Cl A	250	4
Jack Henry & Associates	172	11
JDS Uniphase*	514	7
Keysight Technologies*	357	13

	Number of Shares	Value (000)

Knowles*	237	$4
Leidos Holdings	129	6
Lexmark International, Cl A	144	6
Mentor Graphics	192	4
National Instruments	219	7
NCR*	455	13
NeuStar, Cl A*	128	3
Plantronics	93	5
Polycom*	298	4
PTC*	281	10
Qorvo*	315	22
Rackspace Hosting*	199	10
Riverbed Technology*	340	7
Rovi*	203	5
Science Applications International	77	4
Semtech*	138	4
Silicon Laboratories*	85	4
Skyworks Solutions	271	24
SolarWinds*	123	6
Solera Holdings	186	10
SunEdison*	527	12
Synopsys*	317	15
Tech Data*	88	5
Teradyne	458	9
Trimble Navigation*	758	20
VeriFone Systems*	260	9
Vishay Intertechnology	319	4
WEX*	87	9
Zebra Technologies, Cl A*	96	9

		582

Materials — 7.6%
Albemarle	237	13
AptarGroup	146	10
Ashland	135	17
Cabot	163	7
Carpenter Technology	162	7
Cliffs Natural Resources	519	4
Commercial Metals	282	4
Compass Minerals International	71	6
Cytec Industries	153	8
Domtar	146	7
Eagle Materials	127	10
Louisiana-Pacific*	278	5
Minerals Technologies	72	5
NewMarket	21	10
Olin	182	5
Packaging Corporation of America	201	17
PolyOne	196	8
Reliance Steel & Aluminum	218	12
Rock Tenn, Cl A	249	17
Royal Gold	138	10
RPM International	274	14
Scotts Miracle-Gro, Cl A	92	6
Sensient Technologies	98	6
Silgan Holdings	88	5
Sonoco Products	215	10
Steel Dynamics	511	9
United States Steel	322	8
Valspar	156	14
Worthington Industries	148	4

		258

See Notes to Schedules of Investments.

P N C    M i d    C a p    I n d e x    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Telecommunication Services — 0.2%
Telephone & Data Systems	213	$5

Utilities — 4.5%
Alliant Energy	209	13
Aqua America	364	10
Atmos Energy	192	10
Black Hills	101	5
Cleco	126	7
Great Plains Energy	304	8
Hawaiian Electric Industries	168	6
IDACORP	92	6
MDU Resources Group	574	13
National Fuel Gas	204	13
OGE Energy	453	15
ONE Gas	93	4
PNM Resources	156	4
Questar	361	8
UGI	320	11
Vectren	150	7
Westar Energy	238	9
WGL Holdings	84	4

		153

Total Common Stocks (Cost $3,065)		3,340

	Number of Shares	Value (000)
MONEY MARKET FUND — 1.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	65,317	$65

Total Money Market Fund (Cost $65)		65

TOTAL INVESTMENTS — 100.1%
(Cost $3,130)**		3,405

Other Assets & Liabilities – (0.1)%		(2)

TOTAL NET ASSETS — 100.0%		$3,403

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $3,131.

Gross unrealized appreciation (000)	$430
Gross unrealized depreciation (000)	(156)

Net unrealized appreciation (000)	$274

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Common Stocks	$3,340	$–	$–	$3,340
Money Market Fund	65	–	–	65

Total Assets - Investments in Securities	$3,405	$–	$–	$3,405

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C    M u l t i - F a c t o r    S m a l l    C a p    C o r e    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 96.8%
Consumer Discretionary — 15.0%
Bloomin’ Brands*	46,595	$1,200
Buffalo Wild Wings*	4,008	766
Century Communities*	63,301	1,174
Cheesecake Factory	18,828	895
Churchill Downs	9,501	1,044
Dana Holding	19,292	422
G-III Apparel Group*	10,766	1,133
Grand Canyon Education*	8,730	400
Meredith	17,001	912
Murphy USA*	8,057	572
Pool	13,457	931
Skechers U.S.A., Cl A*	14,223	969
Standard Motor Products	25,499	1,069
Unifi*	38,654	1,249
Universal Electronics*	19,635	1,110
Wolverine World Wide	33,678	1,029

		14,875

Consumer Staples — 2.4%
Ingles Markets, Cl A	17,372	751
Revlon, Cl A*	21,201	716
TreeHouse Foods*	11,363	949

		2,416

Energy — 0.7%
Navigator Holdings (Marshall Islands)*	18,939	348
RigNet*	9,762	309

		657

Financials — 22.4%
Allied World Assurance Company Holdings AG (Switzerland)	17,546	710
AmTrust Financial Services#	11,978	646
Argo Group International Holdings (Bermuda)	21,392	1,025
Aviv REIT	27,001	971
Banco Macro SA, ADR (Argentina)#	18,173	920
Banner	21,961	959
Capital Bank Financial, Cl A*	41,792	1,110
DiamondRock Hospitality REIT	88,022	1,275
DuPont Fabros Technology REIT	32,633	1,022
FBL Financial Group, Cl A	16,120	932
Fidelity Southern	63,016	995
First Merchants	21,073	475
First Midwest Bancorp	23,533	402
Franklin Street Properties REIT	75,424	953
GAMCO Investors, Cl A	10,969	828
LaSalle Hotel Properties REIT	24,455	952
Pinnacle Financial Partners	28,115	1,181
PRA Group*	9,118	457
RLJ Lodging Trust REIT	46,758	1,487
Ryman Hospitality Properties REIT	18,359	1,103
State Bank Financial	39,855	813
Summit Hotel Properties REIT	43,672	573
Sunstone Hotel Investors REIT	46,584	813
Symetra Financial	39,101	883
WSFS Financial	9,316	724

		22,209

Healthcare — 16.7%
Alder Biopharmaceuticals*	18,660	502
Align Technology*	14,089	808

	Number of Shares	Value (000)

Analogic	11,212	$972
Anika Therapeutics*	10,435	417
BioSpecifics Technologies*	31,230	1,217
Cantel Medical	23,863	1,083
Dyax*	87,373	1,320
Greatbatch*	19,130	1,017
ICON PLC (Ireland)*	26,381	1,820
Natus Medical*	17,767	636
Omnicell*	39,449	1,383
PAREXEL International*	16,676	1,075
Select Medical Holdings	88,678	1,202
Team Health Holdings*	15,859	940
U.S. Physical Therapy	17,952	761
Vascular Solutions*	49,536	1,445

		16,598

Industrials — 13.9%
American Woodmark*	24,101	1,269
Curtiss-Wright	18,063	1,311
Federal Signal	60,592	999
Forward Air	24,936	1,334
Hillenbrand	28,446	902
Landstar System	12,599	885
Moog, Cl A*	13,271	1,002
Multi-Color	13,625	930
MYR Group*	21,305	589
Rexnord*	39,977	1,102
Swift Transportation*	39,350	1,113
Teledyne Technologies*	4,675	471
UniFirst	7,918	941
Watts Water Technologies, Cl A	15,940	876

		13,724

Information Technology — 17.4%
Aspen Technology*	16,456	635
CACI International, Cl A*	7,749	676
Constant Contact*	12,036	497
Electronics For Imaging*	14,014	569
Euronet Worldwide*	16,746	946
GSI Group (Canada)*	94,478	1,242
Microsemi*	40,899	1,319
NetScout Systems*	13,544	546
Perficient*	24,472	487
Pericom Semiconductor	109,646	1,710
Sanmina*	27,442	623
Silicon Laboratories*	28,277	1,432
Spansion, Cl A*	44,669	1,612
SS&C Technologies Holdings	13,225	802
Super Micro Computer*	32,964	1,325
Syntel*	14,890	736
Tyler Technologies*	9,559	1,141
Zebra Technologies, Cl A*	10,487	955

		17,253

Materials — 5.0%
Clearwater Paper*	6,102	372
Hawkins	9,617	375
KapStone Paper and Packaging	22,813	786
Minerals Technologies	16,798	1,230
Neenah Paper	9,466	572
PolyOne	18,417	732

See Notes to Schedules of Investments.

P N C    M u l t i - F a c t o r    S m a l l    C a p    C o r e    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Trecora Resources*	63,260	$913

		4,980

Utilities — 3.3%
American States Water	24,942	1,001
Empire District Electric#	27,732	703
IDACORP	10,812	677
PNM Resources	31,804	908

		3,289

Total Common Stocks (Cost $83,360)		96,001

MASTER LIMITED PARTNERSHIPS — 0.8%
Energy — 0.8%
Alliance Resource Partners LP#	8,097	321
Valero Energy Partners LP	9,066	483

		804

Total Master Limited Partnerships (Cost $777)		804

EXCHANGE-TRADED FUND — 0.5%
iShares Russell 2000 Index Fund†	4,046	496

Total Exchange-Traded Fund (Cost $492)		496

	Number of Shares	Value (000)
MONEY MARKET FUND — 3.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	3,441,122	$3,441

Total Money Market Fund (Cost $3,441)		3,441

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 101.6% (Cost $88,070)		100,742

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.1%

Money Market Fund — 2.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	2,080,765	2,081

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $2,081)		2,081

TOTAL INVESTMENTS — 103.7% (Cost $90,151)**		102,823

Other Assets & Liabilities – (3.7)%		(3,677)

TOTAL NET ASSETS — 100.0%		$99,146

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $90,193.

Gross unrealized appreciation (000)	$13,219
Gross unrealized depreciation (000)	(589)

Net unrealized appreciation (000)	$12,630

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $2,012(000).

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Common Stocks	$96,001	$–	$–	$96,001
Master Limited Partnerships	804	–	–	804
Exchange-Traded Fund	496	–	–	496
Money Market Fund	3,441	–	–	3,441
Short-Term Investment Purchased with Collateral From Securities Loaned	2,081	–	–	2,081

Total Assets - Investments in Securities	$102,823	$–	$–	$102,823

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C    M u l t i - F a c t o r    S m a l l    C a p    G r o w t h    F u n d

S C H E D U L E    O F    I N V E S T M EN T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 97.5%
Consumer Discretionary — 16.4%
Brinker International	4,682	$278
Cablevision Systems, Cl A	18,135	341
Cato, Cl A	9,678	429
Churchill Downs	2,585	284
Cracker Barrel Old Country Store	1,444	218
Denny’s*	42,987	495
Gentherm*	5,540	257
Graham Holdings, Cl B	166	164
Grand Canyon Education*	7,056	324
Helen of Troy (Bermuda)*	5,791	444
Lands’ End*	6,859	252
Murphy USA*	4,083	290
News, Cl B*	24,400	410
Papa John’s International	6,960	430
Perry Ellis International*	8,832	208
Standard Motor Products	9,704	407
Taylor Morrison Home, Cl A*	13,512	260
Tenneco*	7,813	455
Wolverine World Wide	12,465	381

		6,327

Consumer Staples — 3.2%
Fresh Del Monte Produce (Cayman Islands)	4,584	161
Harbinger Group*	32,228	397
J&J Snack Foods	2,252	228
Pinnacle Foods	12,273	446

		1,232

Financials — 7.6%
American National Insurance	1,503	158
Capital Bank Financial, Cl A*	11,241	299
Credit Acceptance*	1,129	207
FelCor Lodging Trust REIT	30,674	330
First Commonwealth Financial	18,496	157
LTC Properties REIT	12,507	558
MarketAxess Holdings	4,955	394
Popular (Puerto Rico)*	5,459	188
Ryman Hospitality Properties REIT	4,940	297
Westwood Holdings Group	5,351	334

		2,922

Healthcare — 25.0%
Alder Biopharmaceuticals*	11,206	301
Align Technology*	5,086	292
Amsurg*	7,252	436
Anika Therapeutics*	4,240	169
BioSpecifics Technologies*	8,532	332
Cantel Medical	14,984	680
DexCom*	3,768	229
Dyax*	32,196	487
Flexion Therapeutics*	20,981	479
Globus Medical, Cl A*	11,015	267
Greatbatch*	4,412	234
Halozyme Therapeutics*#	36,722	553
ICON PLC (Ireland)*	8,108	560
Lannett*	9,820	613
Ligand Pharmaceuticals, Cl B*	4,847	267
Molina Healthcare*	8,580	547
Natus Medical*	9,838	352
Omnicell*	13,283	466
OvaScience*	12,787	582

	Number of Shares	Value (000)

PAREXEL International*	5,942	$383
Radius Health*#	8,028	342
STERIS	2,895	187
Teleflex	1,604	195
Vascular Solutions*	14,501	423
West Pharmaceutical Services	4,342	238

		9,614

Industrials — 11.4%
Cubic	7,514	393
Curtiss-Wright	6,434	467
Dycom Industries*	6,845	304
HEICO	2,955	175
Hillenbrand	4,881	155
John Bean Technologies	4,743	164
Mueller Industries	12,019	418
Northwest Pipe*	14,995	363
Park-Ohio Holdings	3,885	224
Regal-Beloit	2,112	165
Rexnord*	7,553	208
Saia*	7,303	336
Teledyne Technologies*	5,263	531
West	13,629	465

		4,368

Information Technology — 27.3%
Ambarella (Cayman Islands)*#	6,440	370
ARRIS Group*	13,781	405
Aspen Technology*	5,053	195
Belden	3,358	298
Benchmark Electronics*	10,924	256
Cardtronics*	6,964	255
ChipMOS Technologies (Bermuda)	9,112	213
Cognex*	11,460	512
Electronics For Imaging*	7,394	300
Envestnet*	7,447	401
Euronet Worldwide*	7,384	417
ExlService Holdings*	15,188	530
Fair Isaac	4,613	393
Kimball Electronics*	19,213	240
Littelfuse	1,835	184
Luxoft Holding (British Virgin Islands)*	3,558	180
Manhattan Associates*	8,639	431
MAXIMUS	11,121	659
Microsemi*	19,199	619
NetScout Systems*	7,433	300
Pericom Semiconductor	21,673	338
Rogers*	5,310	416
SolarWinds*	9,785	496
SS&C Technologies Holdings	9,487	576
Super Micro Computer*	8,005	322
Synaptics*	4,928	424
Syntel*	10,781	533
Tyler Technologies*	1,998	238

		10,501

Materials — 5.4%
Graphic Packaging Holding*	27,828	420
Innophos Holdings	7,101	399
KapStone Paper and Packaging	9,111	314
Minerals Technologies	7,420	543

See Notes to Schedules of Investments.

P N C    M u l t i - F a c t o r    S m a l l    C a p    G r o w t h    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Neenah Paper	6,655	$402

		2,078

Telecommunication Services — 1.2%
General Communication, Cl A*	34,623	480

Total Common Stocks (Cost $27,924)		37,522

MASTER LIMITED PARTNERSHIP — 0.6%
Energy — 0.6%
EQT Midstream Partners LP	2,556	213

Total Master Limited Partnership (Cost $81)		213

EXCHANGE-TRADED FUND — 0.9%
iShares Russell 2000 Index Fund†	2,857	350

Total Exchange-Traded Fund (Cost $333)		350

	Number of Shares	Value (000)
MONEY MARKET FUND — 1.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	470,305	$470

Total Money Market Fund (Cost $470)		470

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 100.2% (Cost $28,808)		38,555

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.4%

Money Market Fund — 2.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	926,030	926

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $926)		926

TOTAL INVESTMENTS — 102.6% (Cost $29,734)**		39,481

Other Assets & Liabilities – (2.6)%		(1,008)

TOTAL NET ASSETS — 100.0%		$38,473

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $29,698.

Gross unrealized appreciation (000)	$9,974
Gross unrealized depreciation (000)	(191)

Net unrealized appreciation (000)	$9,783

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $879 (000).

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Common Stocks	$37,522	$–	$–	$37,522
Master Limited Partnership	213	–	–	213
Exchange-Traded Fund	350	–	–	350
Money Market Fund	470	–	–	470
Short-Term Investment Purchased with Collateral From Securities Loaned	926	–	–	926

Total Assets - Investments in Securities	$39,481	$–	$–	$39,481

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C    M u l t i - F a c t o r    S m a l l    C a p    V a l u e    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 95.1%
Consumer Discretionary — 13.4%
American Axle & Manufacturing Holdings*	17,189	$428
Core-Mark Holding	6,538	460
Denny’s*	52,756	607
DineEquity	1,955	212
G-III Apparel Group*	1,384	146
Iconix Brand Group*	5,136	173
Lithia Motors, Cl A	2,604	246
Outerwall#	2,018	130
Pool	4,331	300
Starz, Cl A*	18,283	608
Tenneco*	3,160	184
Texas Roadhouse	5,849	220

		3,714

Consumer Staples — 0.6%
Cal-Maine Foods	4,764	179

Energy — 3.4%
BP Prudhoe Bay Royalty Trust#	3,081	210
Green Plains	8,496	197
PBF Energy, Cl A	6,954	217
REX American Resources*	2,526	137
San Juan Basin Royalty Trust#	13,747	194

		955

Financials — 40.7%
AG Mortgage Investment Trust REIT	37,183	699
American Equity Investment Life Holding	15,770	449
Banco Latinoamericano de Comercio Exterior SA, Cl E (Panama)	17,391	547
Banco Macro SA, ADR (Argentina)	1,707	86
BBCN Bancorp	7,902	109
C&F Financial	3,055	110
Cardinal Financial	25,725	503
Chesapeake Lodging Trust REIT	9,703	345
Citizens & Northern	14,635	282
CNO Financial Group	10,283	167
Community Bank System	3,949	140
Customers Bancorp*	5,526	122
CYS Investments REIT	72,549	659
Dime Community Bancshares	15,090	235
DuPont Fabros Technology REIT	13,910	436
Dynex Capital REIT	69,355	578
EverBank Financial	5,070	91
Fidelity Southern	8,016	127
First Commonwealth Financial	37,357	317
FirstMerit	7,554	137
Fulton Financial	16,026	194
Gramercy Property Trust REIT	21,200	149
Hatteras Financial REIT	15,335	281
Heartland Financial USA	4,548	140
Home BancShares	3,555	113
Horace Mann Educators	6,440	208
Inland Real Estate REIT	23,793	255
Interactive Brokers Group, Cl A	11,699	373
Lakeland Financial	5,778	226
LTC Properties REIT	4,370	195
Maiden Holdings (Bermuda)	26,100	374
MarketAxess Holdings	3,536	281
National Western Life Insurance, Cl A	826	208
New York Mortgage Trust REIT#	46,359	366

	Number of Shares	Value (000)

Retail Properties of America, Cl A REIT	7,460	$118
S&T Bancorp	21,678	614
Safety Insurance Group	3,704	217
Symetra Financial	5,497	124
Umpqua Holdings	7,322	121
Western Asset Mortgage Capital REIT#	41,142	617

		11,313

Healthcare — 6.1%
Amsurg*	3,145	189
China Biologic Products*	1,619	124
Horizon Pharma PLC (Ireland)*	8,384	172
Lannett*	6,416	401
Omnicell*	8,821	309
Repligen*	10,701	275
Veeva Systems, Cl A*	3,895	120
Zeltiq Aesthetics*	3,310	111

		1,701

Industrials — 9.9%
AAR	8,206	241
AO Smith	2,048	129
Argan*	3,213	104
Barrett Business Services	11,339	422
Covanta Holding	28,728	623
Hexcel	1,702	81
Hillenbrand	6,768	215
Huntington Ingalls Industries	1,914	271
Lennox International	1,643	171
RPX*	13,561	198
TASER International*	6,301	148
Wabash National*	11,024	161

		2,764

Information Technology — 10.8%
Alliance Fiber Optic Products	7,955	131
Ambarella (Cayman Islands)*#	6,603	379
AVG Technologies NV (Netherlands)*	27,969	631
Benchmark Electronics*	7,962	187
Canadian Solar (Canada)*#	2,993	89
EVERTEC (Puerto Rico)	5,328	111
NETGEAR*	3,949	127
NeuStar, Cl A*#	4,310	114
OmniVision Technologies*	8,632	231
Pericom Semiconductor	8,351	130
Plexus*	5,084	205
Polycom*	15,302	212
Qorvo*	1,717	119
Sanmina*	14,400	327

		2,993

Materials — 2.8%
FutureFuel	21,848	269
Handy & Harman*	2,935	123
Olympic Steel	3,775	57
Worthington Industries	11,901	321

		770

Telecommunication Services — 1.3%
Telecom Argentina SA, ADR (Argentina)	15,476	347

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Utilities — 6.1%
Cleco	7,835	$426
El Paso Electric	4,537	172
Empresa Distribuidora Y Comercializadora Norte ADR*#	10,259	137
NorthWestern	6,047	328
Otter Tail	7,794	255
Piedmont Natural Gas	10,063	375

		1,693

Total Common Stocks (Cost $22,923)		26,429

MASTER LIMITED PARTNERSHIPS — 4.4%
Energy — 2.5%
EQT Midstream Partners LP	1,631	136
MPLX LP	2,277	187
NGL Energy Partners LP#	12,353	377

		700

Financials — 0.5%
Carlyle Group LP	5,371	139

Materials — 1.4%
Westlake Chemical Partners LP	13,897	371

Total Master Limited Partnerships (Cost $1,214)		1,210

	Number of Shares	Value (000)
EXCHANGE-TRADED FUND — 0.5%
iShares Russell 2000 Index Fund†	1,202	$147

Total Exchange-Traded Fund (Cost $138)		147

MONEY MARKET FUND — 0.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	13,892	14

Total Money Market Fund (Cost $14)		14

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.5% (Cost $24,151)		27,653

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 7.6%

Money Market Fund — 7.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	2,104,425	2,104

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $2,104)		2,104

TOTAL INVESTMENTS — 107.6% (Cost $26,393)**		29,904

Other Assets & Liabilities – (7.6)%		(2,107)

TOTAL NET ASSETS — 100.0%		$27,797

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $26,355.

Gross unrealized appreciation (000)	$4,212
Gross unrealized depreciation (000)	(663)

Net unrealized appreciation (000)	$3,549

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $2,096 (000).

See Notes to Schedules of Investments.

P N C    M u l t i - F a c t o r    S m a l l    C a p    V a l u e    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Common Stocks	$26,429	$–	$–	$26,429
Master Limited Partnerships	1,210	–	–	1,210
Money Market Fund	14	–	–	14
Exchange-Traded Fund	147	–	–	147
Short-Term Investment Purchased with Collateral From Securities Loaned	2,104	–	–	2,104

Total Assets - Investments in Securities	$29,904	$–	$–	$29,904

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C    S & P    5 0 0    I n d e x    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 98.7%
Consumer Discretionary — 12.4%
Amazon.com*	4,187	$1,592
AutoNation*	859	53
AutoZone*	372	239
Bed Bath & Beyond*	1,950	146
Best Buy	2,955	113
BorgWarner	2,557	157
Cablevision Systems, Cl A	2,253	42
CarMax*	2,466	166
Carnival (Panama)	4,999	220
CBS, Cl B	5,330	315
Chipotle Mexican Grill*	327	217
Coach	3,024	132
Comcast, Cl A	27,527	1,635
D.R. Horton	2,833	77
Darden Restaurants	1,350	86
Delphi Automotive PLC (Jersey)	3,146	248
DIRECTV*	5,424	481
Discovery Communications, Cl A*	1,593	52
Discovery Communications, Cl C*	2,917	89
Dollar General*	3,421	248
Dollar Tree*	2,213	176
Expedia	1,002	92
Family Dollar Stores	922	73
Ford Motor	42,101	688
Fossil Group*	541	47
GameStop, Cl A#	1,444	53
Gannett	2,393	85
Gap	2,985	124
Garmin (Switzerland)	1,158	58
General Motors	14,131	527
Genuine Parts	1,629	157
Goodyear Tire & Rubber	2,545	68
H&R Block	2,929	100
Harley-Davidson	2,347	149
Harman International Industries	726	100
Hasbro	1,227	77
Home Depot	14,334	1,645
Interpublic Group	4,445	99
Johnson Controls	6,967	354
Kohl’s	2,280	168
L Brands	2,616	240
Leggett & Platt	1,450	65
Lennar, Cl A	1,672	84
Lowe’s	10,490	777
Macy’s	3,675	234
Marriott International, Cl A	2,264	188
Mattel	3,610	95
McDonald’s	10,636	1,052
Michael Kors Holdings (Hong Kong)*	2,004	135
Mohawk Industries*	654	121
NetFlix*	641	304
Newell Rubbermaid	2,949	116
News, Cl A*	5,205	90
NIKE, Cl B	7,618	740
Nordstrom	1,645	132
Omnicom Group	2,828	225
O’Reilly Automotive*	1,083	225
PetSmart	1,191	99
Priceline Group*	585	724
PulteGroup	3,365	76
PVH	843	90

	Number of Shares	Value (000)

Ralph Lauren	683	$94
Ross Stores	2,437	258
Royal Caribbean Cruises (Liberia)	1,795	137
Scripps Networks Interactive, Cl A	988	71
Staples	6,927	116
Starbucks	8,329	779
Starwood Hotels & Resorts Worldwide	2,028	163
Target	6,695	514
Tiffany	1,352	119
Time Warner	9,204	753
Time Warner Cable	3,010	464
TJX	7,477	513
Tractor Supply	1,529	135
TripAdvisor*	1,190	106
Twenty-First Century Fox, Cl A	19,993	700
Under Armour, Cl A*	1,732	133
Urban Outfitters*	1,242	48
VF	3,705	284
Viacom, Cl B	4,083	286
Walt Disney	16,748	1,743
Whirlpool	856	181
Wyndham Worldwide	1,526	140
Wynn Resorts	883	126
Yum! Brands	4,737	384

		25,207

Consumer Staples — 9.7%
Altria Group	20,758	1,168
Archer-Daniels-Midland	6,909	331
Avon Products	4,477	38
Brown-Forman, Cl B	1,594	146
Campbell Soup	1,921	90
Clorox	1,364	148
Coca-Cola	42,484	1,840
Coca-Cola Enterprises	2,628	121
Colgate-Palmolive	9,195	651
ConAgra Foods	4,354	152
Constellation Brands, Cl A*	1,812	208
Costco Wholesale	4,731	695
CVS Health	11,818	1,228
Dr Pepper Snapple Group	2,269	179
Estee Lauder, Cl A	2,425	200
General Mills	6,819	367
Hershey	1,629	169
Hormel Foods	1,458	85
J.M. Smucker	1,151	133
Kellogg	2,614	169
Keurig Green Mountain	1,376	176
Kimberly-Clark	3,951	433
Kraft Foods Group	6,510	417
Kroger	5,449	388
Lorillard	3,858	264
McCormick	1,411	106
Mead Johnson Nutrition	2,177	228
Molson Coors Brewing, Cl B	1,675	127
Mondelez International, Cl A	18,550	685
Monster Beverage*	1,609	227
PepsiCo	16,202	1,604
Philip Morris International	16,971	1,408
Procter & Gamble	28,651	2,439
Reynolds American	3,298	249
Sysco	6,307	246

See Notes to Schedules of Investments.

P N C    S & P    5 0 0    I n d e x    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Staples — continued
Tyson Foods, Cl A	3,050	$126
Walgreens Boots Alliance	9,575	796
Wal-Mart Stores	17,029	1,429
Whole Foods Market	3,953	223

		19,689

Energy — 8.0%
Anadarko Petroleum	5,352	451
Apache	4,237	279
Baker Hughes	4,650	291
Cabot Oil & Gas	4,554	132
Cameron International*	2,464	116
Chesapeake Energy	5,699	95
Chevron	20,135	2,148
Cimarex Energy	952	104
ConocoPhillips	13,087	853
CONSOL Energy	2,429	78
Denbury Resources	4,093	34
Devon Energy	3,988	246
Diamond Offshore Drilling	734	22
Ensco PLC, Cl A (United Kingdom)	2,460	60
EOG Resources	5,859	526
EQT	1,602	128
Exxon Mobil	44,903	3,976
FMC Technologies*	2,519	101
Halliburton	8,890	382
Helmerich & Payne	1,161	78
Hess	2,815	211
Kinder Morgan	18,497	759
Marathon Oil	7,520	209
Marathon Petroleum	3,173	333
Murphy Oil	2,074	105
Nabors Industries (Bermuda)	2,913	37
National Oilwell Varco	4,709	256
Newfield Exploration*	1,426	47
Noble Energy	3,769	178
Noble PLC (United Kingdom)	2,645	44
Occidental Petroleum	8,417	655
ONEOK	2,230	99
Phillips 66	5,860	460
Pioneer Natural Resources	1,567	239
QEP Resources	1,805	39
Range Resources	1,718	85
Schlumberger (Curacao)	13,582	1,143
Southwestern Energy*	3,667	92
Spectra Energy	6,911	245
Tesoro	1,441	132
Transocean (Switzerland)#	3,696	60
Valero Energy	5,426	335
Williams	7,314	359

		16,222

Financials — 15.8%
ACE (Switzerland)	3,711	423
Affiliated Managers Group*	604	131
Aflac	4,988	311
Allstate	4,452	314
American Express	9,498	775
American International Group	15,167	839
American Tower REIT	4,150	411
Ameriprise Financial	2,094	280

	Number of Shares	Value (000)

Aon PLC (United Kingdom)	3,050	$306
Apartment Investment & Management, CL A REIT	1,259	47
Assurant	946	58
AvalonBay Communities REIT	1,431	241
Bank of America	113,998	1,802
BB&T	7,407	282
Berkshire Hathaway, Cl B*	19,450	2,867
BlackRock†	1,341	498
BNY Mellon	12,169	476
Boston Properties REIT	1,560	214
Capital One Financial	6,064	477
CBRE Group, Cl A*	3,251	111
Charles Schwab	12,431	365
Chubb	2,555	257
Cincinnati Financial	1,694	89
Citigroup	33,451	1,754
CME Group	3,328	319
Comerica	1,916	88
Crown Castle International REIT	3,592	310
Discover Financial Services	4,771	291
E*Trade Financial*	2,353	61
Equity Residential REIT	4,005	309
Essex Property Trust REIT	656	146
Fifth Third Bancorp	9,152	177
Franklin Resources	4,334	233
General Growth Properties REIT	6,027	175
Genworth Financial, Cl A*	4,922	38
Goldman Sachs Group	4,334	823
Hartford Financial Services Group	4,853	199
HCP REIT	4,618	196
Health Care REIT	3,535	273
Host Hotels & Resorts REIT	8,371	176
Hudson City Bancorp	6,728	66
Huntington Bancshares	8,784	96
IntercontinentalExchange Group	1,213	286
Invesco (Bermuda)	4,661	188
Iron Mountain REIT	1,992	73
JPMorgan Chase	40,642	2,491
KeyCorp	9,397	131
Kimco Realty REIT	4,095	108
Legg Mason	1,152	66
Leucadia National	3,457	82
Lincoln National	2,798	161
Loews	3,165	130
M&T Bank	1,284	155
Macerich REIT	1,470	123
Marsh & McLennan	5,562	316
McGraw-Hill Financial	2,942	303
MetLife	12,536	637
Moody’s	2,008	195
Morgan Stanley	16,098	576
NASDAQ OMX Group	1,233	62
Navient	4,609	99
Northern Trust	2,425	169
People’s United Financial	3,600	54
Plum Creek Timber REIT	1,692	74
PNC Financial Services Group†	5,751	529
Principal Financial Group	2,944	151
Progressive	6,202	165
ProLogis REIT	5,302	226
Prudential Financial	4,890	395

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
Public Storage REIT	1,477	$291
Regions Financial	14,837	143
Simon Property Group REIT	3,312	631
State Street	4,463	332
SunTrust Banks	5,624	231
T. Rowe Price Group	2,597	215
Torchmark	1,545	82
Travelers	3,587	385
U.S. Bancorp	19,334	863
Unum Group	2,804	94
Urban Edge Properties REIT*	938	22
Ventas REIT	2,998	223
Vornado Realty Trust REIT	1,858	204
Wells Fargo	50,827	2,785
Weyerhaeuser REIT	6,163	216
XL Group PLC (Ireland)	2,708	98
Zions Bancorporation	1,649	44

		32,108

Healthcare — 14.6%
Abbott Laboratories	15,887	753
AbbVie	16,811	1,017
Actavis PLC (Ireland)*	2,770	807
Aetna	3,735	372
Agilent Technologies	3,512	148
Alexion Pharmaceuticals*	2,206	398
Allergan	3,163	736
AmerisourceBergen	2,366	243
Amgen	8,306	1,310
Anthem	2,872	421
Baxter International	5,901	408
Becton Dickinson	1,981	291
Biogen Idec*	2,647	1,084
Boston Scientific*	15,038	254
Bristol-Myers Squibb	17,602	1,072
Cardinal Health	3,686	324
CareFusion*	2,280	137
Celgene*	8,789	1,068
Cerner*	3,034	219
Cigna	2,939	357
CR Bard	801	135
DaVita HealthCare Partners*	1,964	147
DENTSPLY International	1,506	80
Edwards Lifesciences*	1,217	162
Eli Lilly	10,410	730
Endo International PLC (Ireland)*	1,630	140
Express Scripts Holding*	7,993	678
Gilead Sciences*	16,546	1,713
HCA Holdings*	3,085	221
Hospira*	1,675	147
Humana	1,541	253
Intuitive Surgical*	388	194
Johnson & Johnson	30,097	3,085
Laboratory Corporation of America Holdings*	996	123
Mallinckrodt PLC (Ireland)*	1,209	141
McKesson	2,502	572
Medtronic PLC (Ireland)	15,540	1,206
Merck	30,901	1,809
Mylan*	4,085	234
Patterson	896	45
PerkinElmer	1,166	55

	Number of Shares	Value (000)

Perrigo PLC (Ireland)	1,422	$220
Pfizer	67,273	2,309
Quest Diagnostics	1,624	114
Regeneron Pharmaceuticals*	825	341
St. Jude Medical	3,260	217
Stryker	3,221	305
Tenet Healthcare*	1,024	47
Thermo Fisher Scientific	4,208	547
UnitedHealth Group	10,367	1,178
Universal Health Services, Cl B	984	112
Varian Medical Systems*	1,149	107
Vertex Pharmaceuticals*	2,596	310
Waters*	916	110
Zimmer Holdings	1,820	219
Zoetis	5,321	245

		29,670

Industrials — 10.1%
3M	6,698	1,130
ADT	1,864	73
Allegion PLC (Ireland)	912	53
AMETEK	2,604	138
Boeing	6,819	1,029
C.H. Robinson Worldwide	1,759	131
Caterpillar	6,488	538
Cintas	1,152	96
CSX	10,968	376
Cummins	1,890	269
Danaher	6,457	564
Deere	3,787	343
Delta Air Lines	9,361	417
Dover	1,934	139
Dun & Bradstreet	511	68
Eaton PLC (Ireland)	5,117	363
Emerson Electric	7,241	419
Equifax	1,257	117
Expeditors International of Washington	2,238	108
Fastenal	2,853	119
FedEx	2,787	493
Flowserve	1,387	86
Fluor	1,740	101
General Dynamics	3,485	484
General Electric	107,691	2,799
Honeywell International	8,268	850
Illinois Tool Works	3,927	388
Ingersoll-Rand PLC (Ireland)	2,739	184
Jacobs Engineering Group*	1,313	58
Joy Global	1,127	50
Kansas City Southern	1,170	135
L-3 Communications Holdings	1,017	132
Lockheed Martin	2,842	569
Masco	3,387	89
Nielsen NV (Netherlands)	3,342	151
Norfolk Southern	3,396	371
Northrop Grumman	2,214	367
PACCAR	3,645	233
Pall	1,217	123
Parker Hannifin	1,580	194
Pentair PLC (Ireland)	1,945	129
Pitney Bowes	2,117	49
Precision Castparts	1,513	327
Quanta Services*	2,190	63

See Notes to Schedules of Investments.

P N C    S & P    5 0 0    I n d e x    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Raytheon	3,382	$368
Republic Services	2,875	118
Robert Half International	1,461	90
Rockwell Automation	1,492	175
Rockwell Collins	1,590	142
Roper Industries	994	167
Ryder System	526	49
Snap-On	588	87
Southwest Airlines	7,146	309
Stanley Black & Decker	1,722	169
Stericycle*	913	123
Textron	2,914	129
Tyco International PLC (Ireland)	4,819	203
Union Pacific	9,522	1,145
United Parcel Service, Cl B	7,387	751
United Rentals*	1,022	95
United Technologies	8,885	1,083
W.W. Grainger	665	158
Waste Management	4,425	241
Xylem	1,878	67

		20,584

Information Technology — 19.8%
Accenture PLC, Cl A (Ireland)	6,739	607
Adobe Systems*	5,359	424
Akamai Technologies*	1,865	130
Alliance Data Systems*	620	173
Altera	3,344	124
Amphenol, Cl A	3,408	192
Analog Devices	3,068	180
Apple	63,788	8,194
Applied Materials	12,197	305
Autodesk*	2,208	142
Automatic Data Processing	5,166	459
Avago Technologies (Singapore)	2,689	343
Broadcom, Cl A	5,417	245
CA	3,833	125
Cisco Systems	54,715	1,615
Citrix Systems*	2,011	128
Cognizant Technology Solutions, Cl A*	6,688	418
Computer Sciences	1,661	118
Corning	13,993	341
eBay*	11,925	691
Electronic Arts*	3,569	204
EMC	21,395	619
F5 Networks*	793	94
Facebook, Cl A*	23,054	1,821
Fidelity National Information Services	3,122	211
First Solar*	627	37
Fiserv*	2,566	200
FLIR Systems	1,609	52
Google, Cl A*	3,158	1,777
Google, Cl C*	3,155	1,762
Harris	1,188	92
Hewlett-Packard	19,999	697
Intel	52,113	1,733
International Business Machines	9,937	1,609
Intuit	3,061	299
Juniper Networks	4,427	106
KLA-Tencor	1,807	117
Lam Research	1,742	144

	Number of Shares	Value (000)

Linear Technology	2,393	$115
MasterCard, Cl A	10,359	934
Microchip Technology	1,994	102
Micron Technology*	11,732	360
Microsoft	90,672	3,976
Motorola Solutions	2,475	168
NetApp	3,617	140
NVIDIA	5,493	121
Oracle	33,654	1,475
Paychex	3,471	173
QUALCOMM	17,919	1,299
Red Hat*	2,073	143
Salesforce.com*	6,418	445
SanDisk	2,223	178
Seagate Technology PLC (Ireland)	3,527	215
Symantec	6,914	174
TE Connectivity (Switzerland)	4,418	319
Teradata*	1,745	78
Texas Instruments	11,114	653
Total System Services	1,624	62
VeriSign*	1,367	87
Visa, Cl A	5,281	1,433
Western Digital	2,394	256
Western Union	5,204	102
Xerox	12,232	167
Xilinx	2,746	116
Yahoo!*	9,588	424

		40,243

Materials — 3.2%
Air Products & Chemicals	2,004	313
Airgas	745	87
Alcoa	13,170	195
Allegheny Technologies	1,070	36
Avery Dennison	1,079	58
Ball	1,628	117
CF Industries Holdings	592	181
Dow Chemical	11,968	589
E.I. du Pont de Nemours	9,687	754
Eastman Chemical	1,448	108
Ecolab	2,770	320
FMC	1,462	93
Freeport-McMoRan	10,779	233
International Flavors & Fragrances	817	100
International Paper	4,542	256
LyondellBasell Industries NV, Cl A (Netherlands)	4,340	373
Martin Marietta Materials	672	96
MeadWestvaco	1,758	93
Monsanto	5,180	624
Mosaic	3,808	203
Newmont Mining	5,176	136
Nucor	3,280	154
Owens-Illinois*	1,649	43
PPG Industries	1,494	352
Praxair	3,155	403
Sealed Air	1,950	92
Sherwin-Williams	911	260
Sigma-Aldrich	1,305	180
Vulcan Materials	1,348	112

		6,561

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Telecommunication Services — 2.2%
AT&T	55,206	$1,908
CenturyLink	6,037	228
Frontier Communications	10,991	88
Level 3 Communications*	2,960	159
Verizon Communications	43,898	2,171
Windstream Holdings	6,215	49

		4,603

Utilities — 2.9%
AES	6,937	90
AGL Resources	1,251	61
Ameren	2,616	111
American Electric Power	5,172	298
CenterPoint Energy	4,587	95
CMS Energy	2,734	96
Consolidated Edison	3,171	200
Dominion Resources	6,164	444
DTE Energy	1,841	151
Duke Energy	7,842	616
Edison International	3,511	226
Entergy	1,900	151
Eversource Energy	3,280	170
Exelon	9,239	313
FirstEnergy	4,514	158
Integrys Energy Group	843	63
NextEra Energy	4,765	493
NiSource	3,113	133
NRG Energy	3,413	82
Pepco Holdings	2,492	68
PG&E	4,976	267
Pinnacle West Capital	1,211	78
PPL	6,967	237
Public Service Enterprise Group	5,444	229
SCANA	1,246	71
Sempra Energy	2,381	258
Southern	9,800	449
TECO Energy	2,374	47
Wisconsin Energy	2,542	130
Xcel Energy	5,300	187

		5,972

Total Common Stocks (Cost $103,826)		200,859

MONEY MARKET FUND — 1.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (A)	2,245,728	2,246

Total Money Market Fund (Cost $2,246)		2,246

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.8% (Cost $106,072)		203,105

	Number of Shares	Value (000)
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	103,295	$103

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $103)		103

TOTAL INVESTMENTS — 99.8% (Cost $106,175)**		203,208

Other Assets & Liabilities – 0.2%		$311

TOTAL NET ASSETS — 100.0%		$203,519

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $112,123.

Gross unrealized appreciation (000)	$91,748
Gross unrealized depreciation (000)	(663)

Net unrealized appreciation (000)	$91,085

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $102 (000).
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

S&P 500® Mini Composite Index	10	$1,012	03/20/15	$39

Cash in the amount of $46,050 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $1,113,279 have been segregated on the Fund’s books and records.

See Notes to Schedules of Investments.

P N C    S & P    5 0 0    I n d e x    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Common Stocks	$200,859	$–	$–	$200,859
Money Market Fund	2,246	–	–	2,246
Short-Term Investment Purchased with Collateral From Securities Loaned	103	–	–	103

Total Assets - Investments in Securities	$203,208	$–	$–	$203,208

Other Financial Instruments
Futures Contracts	$39	$–	$–	$39

Total Assets - Other Financial Instruments	$39	$–	$–	$39

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C    S m a l l    C a p    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 96.1%
Consumer Discretionary — 16.9%
American Axle & Manufacturing Holdings*	413,944	$10,316
Dorman Products*#	270,498	11,932
Drew Industries*	215,292	12,700
HSN	197,394	13,338
Lithia Motors, Cl A	113,999	10,768
Madison Square Garden, Cl A*	219,493	17,197
Monro Muffler Brake	197,919	12,516
Wolverine World Wide	228,493	6,983

		95,750

Consumer Staples — 3.1%
Boston Beer, Cl A*#	37,126	9,935
TreeHouse Foods*	90,308	7,546

		17,481

Energy — 2.7%
Oil States International*	93,687	4,073
World Fuel Services	210,409	11,520

		15,593

Financials — 31.2%
AmTrust Financial Services#	437,639	23,589
Bank of the Ozarks	668,991	24,485
Credit Acceptance*#	111,732	20,480
Eagle Bancorp*	467,161	17,355
Encore Capital Group*	149,269	5,966
FirstService (Canada)	140,184	8,497
Home BancShares	252,342	7,987
LegacyTexas Financial Group	489,358	11,255
National General Holdings	826,003	15,364
PRA Group*	443,100	22,195
RLI	270,673	13,098
World Acceptance*#	76,866	6,311

		176,582

Healthcare — 8.1%
Bio-Reference Labs*	222,376	7,770
CorVel*	206,920	7,331
Neogen*	281,866	14,417
PAREXEL International*	252,940	16,305

		45,823

Industrials — 17.4%
Actuant, Cl A	306,315	7,793
Astronics*	94,501	6,573
B/E Aerospace*	123,678	7,858
Colfax*	146,565	7,721
EnerSys	253,290	16,540
Esterline Technologies*	98,613	11,622
Genesee & Wyoming, Cl A*	73,890	7,618
GP Strategies*	157,176	5,610
HEICO	204,333	12,109
KLX*	61,831	2,470
On Assignment*	148,430	5,671
Wesco Aircraft Holdings*	478,648	7,184

		98,769

Information Technology — 13.1%
Manhattan Associates*	429,666	21,419
Open Text (Canada)	198,444	11,553

	Number of Shares	Value (000)

OSI Systems*	243,865	$17,673
Tyler Technologies*	89,529	10,687
WEX*	118,174	12,644

		73,976

Materials — 3.6%
Balchem	206,391	12,161
Neenah Paper	140,472	8,487

		20,648

Total Common Stocks (Cost $388,566)		544,622

MONEY MARKET FUND — 4.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (A)	24,953,163	24,953

Total Money Market Fund (Cost $24,953)		24,953

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 100.5% (Cost $413,519)		569,575

SHORT-TERM INVESTMENT PURCHASED WITH COLLAT ERAL FROM SECURITIES LOANED — 7.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	39,475,592	39,476

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $39,476)		39,476

TOTAL INVESTMENTS — 107.5% (Cost $452,995)**		609,051

Other Assets & Liabilities – (7.5)%		(42,296)

TOTAL NET ASSETS — 100.0%		$566,755

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $453,762.

Gross unrealized appreciation (000)	$162,597
Gross unrealized depreciation (000)	(7,308)

Net unrealized appreciation (000)	$155,289

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $38,084 (000).
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

See Notes to Schedules of Investments.

P N C    S m a l l    C a p    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

Russell Mini	10	$1,157	03/20/15	$74

Cash in the amount of $51,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $1,273,109 have been segregated on the Fund’s books and records.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Common Stocks	$544,622	$–	$–	$544,622
Money Market Fund	24,953	–	–	24,953
Short-Term Investment Purchased with Collateral From Securities Loaned	39,476	–	–	39,476

Total Assets - Investments in Securities	$609,051	$–	$–	$609,051

Other Financial Instruments
Futures Contracts	$74	$–	$–	$74

Total Assets - Other Financial Instruments	$74	$–	$–	$74

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C    S m a l l    C a p    I n d e x    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 97.4%
Consumer Discretionary — 13.8%
Aeropostale*	246	$1
AH Belo,ClA	36	–
AMC Entertainment Holdings, Cl A	81	3
American Axle & Manufacturing Holdings*	233	6
American Eagle Outfitters	594	9
American Public Education*	73	2
America’s Car-Mart*	32	2
ANN*	150	5
Arctic Cat	50	2
Asbury Automotive Group*	100	8
Ascent Capital Group, Cl A*	47	2
Barnes & Noble*	143	4
Beazer Homes USA*	90	2
Belmond, Cl A (Bermuda)*	310	4
Big 5 Sporting Goods	70	1
Biglari Holdings*	6	3
BJ’s Restaurants*	86	4
Bloomin’ Brands*	237	6
Blue Nile*	44	1
Bob Evans Farms	83	5
Boyd Gaming*	240	3
Bravo Brio Restaurant Group*	80	1
Bright Horizons Family Solutions*	104	5
Brown Shoe	140	4
Brunswick	284	15
Buckle	94	5
Buffalo Wild Wings*	58	11
Build-A-Bear Workshop*	60	1
Burlington Stores*	98	5
Caesars Entertainment*	158	2
Callaway Golf	260	2
Capella Education	39	3
Career Education*	227	1
Carmike Cinemas*	82	3
Carriage Services	68	2
Cato, Cl A	94	4
Cavco Industries*	26	2
Cheesecake Factory	160	8
Children’s Place	75	4
Christopher & Banks*	110	1
Churchill Downs	46	5
Chuy’s Holdings*	60	1
ClubCorp Holdings	77	1
Columbia Sportswear	85	5
Conn’s*	86	2
Container Store Group*	50	1
Cooper Tire & Rubber	190	7
Core-Mark Holding	80	6
Cracker Barrel Old Country Store	61	9
Crocs*	274	3
Crown Media Holdings, Cl A*	97	–
CSS Industries	37	1
Culp	47	1
Cumulus Media, Cl A*	529	2
Dana Holding	517	11
Denny’s*	330	4
Destination Maternity	50	1
Dex Media*	104	1
Diamond Resorts International*	126	4
DineEquity	55	6
Dorman Products*	80	4

	Number of Shares	Value (000)

Drew Industries*	75	$4
Entercom Communications, Cl A*	118	1
Entravision Communications, Cl A	334	2
Eros International PLC (Isle of Man)*	90	2
Ethan Allen Interiors	90	2
EVINE Live*	185	1
EW Scripps, Cl A*	110	3
Express*	280	4
Federal-Mogul Holdings*	89	1
Fiesta Restaurant Group*	91	6
Finish Line, Cl A	160	4
Five Below*	177	6
Flexsteel Industries	10	–
Francesca’s Holdings*	179	3
Fred’s, Cl A	130	2
FTD*	62	2
Genesco*	77	6
Gentherm*	110	5
G-III Apparel Group*	56	6
Global Eagle Entertainment*	97	1
Grand Canyon Education*	140	6
Gray Television*	180	2
Group 1 Automotive	92	7
Guess?	189	3
Haverty Furniture	70	2
Helen of Troy (Bermuda)*	93	7
Hemisphere Media Group*	70	1
Hibbett Sports*	80	4
Houghton Mifflin Harcourt*	313	6
Hovnanian Enterprises, Cl A*	400	1
HSN	106	7
Iconix Brand Group*	165	6
Installed Building Products*	49	1
International Speedway, Cl A	90	3
Interval Leisure Group	130	4
iRobot*	93	3
Isle of Capri Casinos*	106	1
ITT Educational Services*	158	1
Jack in the Box	133	13
Johnson Outdoors, Cl A	29	1
Journal Communications, Cl A*	179	2
K12*	139	2
KB Home	270	4
Kirkland’s*	60	1
Krispy Kreme Doughnuts*	220	5
Lands’ End*	60	2
La-Z-Boy	170	4
LeapFrog Enterprises*	240	1
LGI Homes*	50	1
Libbey	80	3
Life Time Fitness*	132	8
LifeLock*	274	4
Lithia Motors, Cl A	70	7
Loral Space & Communications*	40	3
Lumber Liquidators Holdings*	87	5
M/I Homes*	81	2
MarineMax*	90	2
Marriott Vacations Worldwide	90	7
Mattress Firm Holding*	50	3
McClatchy, Cl A*	387	1
MDC Holdings	130	4
MDC Partners, Cl A (Canada)	130	3

See Notes to Schedules of Investments.

P N C    S m a l l    C a p    I n d e x    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Discretionary — continued
Media General*	137	$2
Men’s Wearhouse	150	8
Meredith	128	7
Meritage Homes*	115	5
Modine Manufacturing*	170	2
Monarch Casino & Resort*	53	1
Monro Muffler Brake	100	6
Motorcar Parts of America*	69	2
Movado Group	60	2
Nathan’s Famous*	15	1
National CineMedia	200	3
Nautilus*	139	2
New Media Investment Group	134	3
New Remy Holdco*	75	2
New York Times, Cl A	410	6
Nexstar Broadcasting Group, Cl A	102	6
Nutrisystem	110	2
Office Depot*	1,633	15
Orbitz Worldwide*	205	2
Outerwall	70	5
Overstock.com*	54	1
Oxford Industries	46	3
Papa John’s International	100	6
Penn National Gaming*	270	4
Pep Boys-Manny Moe & Jack*	190	2
Perry Ellis International*	57	1
PetMed Express	80	1
Pier 1 Imports	274	3
Pool	146	10
Popeyes Louisiana Kitchen*	80	5
Quiksilver*	440	1
Reading International, Cl A*	86	1
Red Robin Gourmet Burgers*	46	4
Regis*	170	3
Rent-A-Center	170	5
Rentrak*	36	2
Restoration Hardware Holdings*	96	8
Ruby Tuesday*	197	1
Ruth’s Hospitality Group	130	2
Ryland Group	144	7
Scholastic	90	3
Scientific Games, Cl A*	204	3
Select Comfort*	180	6
Shoe Carnival	60	1
Shutterfly*	120	6
Sinclair Broadcast Group, Cl A	220	6
Skechers U.S.A., Cl A*	131	9
Smith & Wesson Holding*	238	3
Sonic	190	6
Sonic Automotive, Cl A	130	3
Sotheby’s	210	9
Speedway Motorsports	68	2
Stage Stores	108	2
Standard Motor Products	70	3
Standard Pacific*	490	4
Stein Mart	110	2
Steiner Leisure (Bahamas)*	45	2
Steven Madden*	190	7
Stoneridge*	120	1
Strattec Security	14	1
Strayer Education*	40	2
Sturm Ruger	60	3

	Number of Shares	Value (000)

Superior Industries International	90	$2
Tenneco*	190	11
Texas Roadhouse	202	8
Tile Shop Holdings*	80	1
Tilly’s, Cl A*	63	1
Time	322	8
Tower International*	50	1
Townsquare Media, Cl A*	62	1
Tuesday Morning*	150	3
Tumi Holdings*	160	4
Unifi*	60	2
Universal Electronics*	53	3
Vail Resorts	106	9
Vera Bradley*	80	2
Vince Holding*	46	1
Vitamin Shoppe*	100	4
VOXX International*	84	1
Winmark	11	1
Winnebago Industries	100	2
Wolverine World Wide	310	9
World Wrestling Entertainment, Cl A	99	2
Zumiez*	83	3

		756

Consumer Staples — 3.0%
Alliance One International*	309	–
Andersons	90	4
B&G Foods	170	5
Boston Beer, Cl A*	26	7
Boulder Brands*	200	2
Calavo Growers	50	2
Cal-Maine Foods	90	3
Casey’s General Stores	120	11
Central Garden and Pet, Cl A*	170	2
Chefs’ Warehouse*	60	1
Coca-Cola Bottling	19	2
Darling International*	503	9
Diamond Foods*	80	2
Elizabeth Arden*	90	1
Fresh Del Monte Produce (Cayman Islands)	121	4
Harbinger Group*	285	3
Ingles Markets, Cl A	41	2
Inter Parfums	60	2
J&J Snack Foods	47	5
John B Sanfilippo & Son	41	1
Lancaster Colony	60	5
Landec*	111	2
Medifast*	51	2
Natural Grocers by Vitamin Cottage*	13	–
Nutraceutical International*	41	1
Omega Protein*	93	1
Pantry*	90	3
Post Holdings*	141	7
PriceSmart	58	5
Sanderson Farms	70	6
Seaboard*	1	4
Snyder’s-Lance	151	5
SpartanNash	120	3
SUPERVALU*	660	6
Tootsie Roll Industries	74	2
TreeHouse Foods*	129	11
United Natural Foods*	152	13

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Staples — continued
Universal	75	$4
USANA Health Sciences*	20	2
Vector Group	213	5
Village Super Market, Cl A	37	1
WD-40	50	4
Weis Markets	40	2

		162

Energy — 3.2%
Alon USA Energy	98	1
Alpha Natural Resources*	1,051	1
American Eagle Energy*	1,041	1
Approach Resources*	120	1
Arch Coal*	958	1
Basic Energy Services*	105	1
Bonanza Creek Energy*	94	3
BPZ Resources*	2,130	1
Bristow Group	110	7
C&J Energy Services*	150	2
CARBO Ceramics	61	2
Carrizo Oil & Gas*	140	7
Clayton Williams Energy*	20	1
Clean Energy Fuels*	230	1
Cloud Peak Energy*	262	2
Comstock Resources	159	1
Contango Oil & Gas*	50	1
Delek US Holdings	194	7
Diamondback Energy*	134	10
Energy XXI (Bermuda)	291	1
Era Group*	70	2
EXCO Resources	580	1
Exterran Holdings	180	6
Forum Energy Technologies*	183	4
GasLog (Bermuda)	147	3
Geospace Technologies*	80	1
Green Plains	126	3
Gulf Island Fabrication	60	1
Gulfmark Offshore, Cl A	84	1
Halcon Resources*	767	1
Harvest Natural Resources*	568	–
Helix Energy Solutions Group*	343	5
Hercules Offshore*	540	–
Hornbeck Offshore Services*	114	2
ION Geophysical*	489	1
Key Energy Services*	497	1
Magnum Hunter Resources*	567	2
Matador Resources*	210	5
Matrix Service*	90	2
Miller Energy Resources*	487	1
Natural Gas Services Group*	50	1
Newpark Resources*	290	3
Nordic American Tankers (Bermuda)	248	3
Northern Oil and Gas*	220	2
Nuverra Environmental Solutions*	67	–
Pacific Ethanol*	106	1
Panhandle Oil and Gas, Cl A	56	1
Parker Drilling*	400	1
PDC Energy*	110	6
Penn Virginia*	179	1
PHI*	43	1
Pioneer Energy Services*	212	1

	Number of Shares	Value (000)

Renewable Energy Group*	102	$1
Resolute Energy*	250	–
REX American Resources*	25	1
Rex Energy*	155	1
RigNet*	40	1
Rosetta Resources*	190	3
Sanchez Energy*	142	2
Scorpio Tankers (Marshall Islands)	590	5
SEACOR Holdings*	60	4
SemGroup, Cl A	131	10
Ship Finance International (Bermuda)	176	3
Solazyme*	184	1
Stone Energy*	160	3
Swift Energy*	160	1
Synergy Resources*	190	2
Teekay Tankers, Cl A (Marshall Islands)	279	2
Tesco (Canada)	110	1
TETRA Technologies*	270	2
Triangle Petroleum*	240	1
US Silica Holdings	174	6
VAALCO Energy*	216	1
Vantage Drilling (Cayman Islands)*	1,818	1
W&T Offshore	130	1
Warren Resources*	305	–
Western Refining	173	8
Willbros Group*	160	1

		177

Financials — 22.6%
1st Source	52	2
Acadia Realty Trust REIT	186	6
AG Mortgage Investment Trust REIT	109	2
Agree Realty REIT	52	2
Alexander & Baldwin	140	6
Alexander’s REIT	7	3
Altisource Portfolio Solutions SA (Luxembourg)*	61	1
Altisource Residential REIT	185	4
Ambac Financial Group*	156	4
American Assets Trust REIT	110	5
American Capital Mortgage Investment REIT	180	3
American Equity Investment Life Holding	272	8
Ameris Bancorp	90	2
AMERISAFE	67	3
Ames National	47	1
AmTrust Financial Services	100	5
Anchor BanCorp Wisconsin*	8	–
Anworth Mortgage Asset REIT	477	2
Apollo Commercial Real Estate Finance REIT	130	2
Argo Group International Holdings (Bermuda)	99	5
Arlington Asset Investment, Cl A	60	2
ARMOUR Residential REIT	1,220	4
Arrow Financial	49	1
Associated Estates Realty REIT	193	5
Astoria Financial	290	4
BancFirst	26	2
Banco Latinoamericano de Comercio
Exterior SA, Cl E (Panama)	100	3
Bancorp*	120	1
BancorpSouth	300	7
Bank Mutual	190	1
Bank of Kentucky Financial	29	1
Bank of Marin Bancorp	26	1

See Notes to Schedules of Investments.

P N C    S m a l l    C a p    I n d e x    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
Bank of the Ozarks	257	$9
BankFinancial	105	1
Banner	64	3
BBCN Bancorp	260	4
Beneficial Bancorp*	142	2
Berkshire Hills Bancorp	90	2
BGC Partners, Cl A	480	4
Blue Hills Bancorp*	55	1
BNC Bancorp	78	1
BofI Holding*	40	4
Boston Private Financial Holdings	270	3
Bridge Bancorp	49	1
Bridge Capital Holdings*	46	1
Brookline Bancorp	250	2
Bryn Mawr Bank	50	1
Calamos Asset Management, Cl A	84	1
Camden National	30	1
Capital Bank Financial, Cl A*	80	2
Capital City Bank Group	59	1
Capitol Federal Financial	480	6
Capstead Mortgage REIT	301	4
Cardinal Financial	110	2
CareTrust REIT	102	1
Cash America International	93	2
Cathay General Bancorp	250	6
Cedar Realty Trust REIT	280	2
Centerstate Banks	130	2
Central Pacific Financial	77	2
Century Bancorp, Cl A	21	1
Chambers Street Properties REIT	760	6
Chatham Lodging Trust REIT	91	3
Chemical Financial	100	3
Chesapeake Lodging Trust REIT	160	6
Citizens*	180	1
Citizens & Northern	17	–
City Holding	55	3
CNB Financial	67	1
CNO Financial Group	690	11
CoBiz Financial	140	2
Cohen & Steers	63	3
Colony Financial REIT	346	9
Columbia Banking System	170	5
Community Bank System	130	5
Community Trust Bancorp	55	2
ConnectOne Bancorp	86	2
Consolidated-Tomoka Land	28	2
CoreSite Realty REIT	70	3
Cousins Properties REIT	705	8
Cowen Group, Cl A*	390	2
Credit Acceptance*	24	4
CU Bancorp*	26	1
CubeSmart REIT	557	13
Customers Bancorp*	101	2
CVB Financial	300	5
CyrusOne REIT	118	4
CYS Investments REIT	536	5
DCT Industrial Trust REIT	264	10
Diamond Hill Investment Group*	10	1
DiamondRock Hospitality REIT	620	9
Dime Community Bancshares	120	2
DuPont Fabros Technology REIT	206	6
Dynex Capital REIT	210	2

	Number of Shares	Value (000)

Eagle Bancorp*	83	$3
EastGroup Properties REIT	96	6
Education Realty Trust REIT	130	5
eHealth*	60	1
Empire State Realty Trust, Cl A REIT	270	5
Employers Holdings	124	3
Encore Capital Group*	80	3
Enova International*	85	2
Enstar Group (Bermuda)*	30	4
Enterprise Financial Services	80	2
EPR Properties REIT	181	11
Equity One REIT	189	5
Essent Group (Bermuda)*	118	3
EverBank Financial	301	5
Evercore Partners, Cl A	100	5
Excel Trust REIT	180	2
Ezcorp, Cl A*	263	3
FBL Financial Group, Cl A	43	2
FCB Financial Holdings, Cl A*	8	–
Federal Agricultural Mortgage, Cl C	40	1
Federated National Holding	54	2
FelCor Lodging Trust REIT	420	5
Fidelity & Guaranty Life	52	1
Fidelity Southern	72	1
Financial Engines	158	6
Financial Institutions	60	1
First American Financial	331	12
First Bancorp	80	1
First Bancorp	51	1
First BanCorp (Puerto Rico)*	394	3
First Busey	280	2
First Cash Financial Services*	90	4
First Commonwealth Financial	340	3
First Community Bancshares	76	1
First Connecticut Bancorp	76	1
First Defiance Financial	44	1
First Financial	47	2
First Financial Bancorp	186	3
First Financial Bankshares	200	5
First Financial Northwest	70	1
First Industrial Realty Trust REIT	340	7
First Interstate BancSystem, Cl A	61	2
First Merchants	129	3
First Midwest Bancorp	250	4
First NBC Bank Holding*	39	1
First of Long Island	45	1
First Potomac Realty Trust REIT	191	2
FirstMerit	510	9
Flagstar Bancorp*	80	1
Flushing Financial	110	2
FNB	564	7
Forestar Group*	120	2
Franklin Street Properties REIT	300	4
FRP Holdings*	30	1
GAMCO Investors, Cl A	20	2
Geo Group REIT	223	10
German American Bancorp	50	1
Getty Realty REIT	87	2
Glacier Bancorp	230	6
Government Properties Income Trust REIT	191	4
Gramercy Property Trust REIT	514	4
Great Southern Bancorp	45	2

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
Great Western Bancorp	37	$1
GreenDot,ClA*	90	1
Greenhill	85	3
Greenlight Capital Re (Cayman Islands)*	92	3
Guaranty Bancorp	74	1
Hallmark Financial Services*	80	1
Hancock Holding	260	8
Hanmi Financial	110	2
HCI Group	37	2
Healthcare Realty Trust REIT	299	9
Heartland Financial USA	63	2
Heritage Commerce	110	1
Heritage Financial	68	1
Heritage Oaks Bancorp	110	1
Hersha Hospitality Trust REIT	680	5
HFF, Cl A*	110	4
Highwoods Properties REIT	280	13
Hilltop Holdings*	234	4
Home BancShares	180	6
Home Loan Servicing Solutions (Cayman Islands)	233	4
Horace Mann Educators	137	4
Hudson Pacific Properties REIT	156	5
Hudson Valley Holding	70	2
Iberiabank	95	6
Independent Bank	80	3
Independent Bank Group	36	1
Infinity Property & Casualty	40	3
Inland Real Estate REIT	296	3
International Bancshares	183	5
Invesco Mortgage Capital REIT	352	6
Investment Technology Group*	130	3
Investors Bancorp	1,094	13
Investors Real Estate Trust REIT	350	3
iStar Financial REIT*	280	4
Janus Capital Group	480	8
Kansas City Life Insurance	20	1
KCG Holdings, Cl A*	250	3
Kennedy-Wilson Holdings	212	6
Lakeland Bancorp	147	2
Lakeland Financial	60	2
LaSalle Hotel Properties REIT	333	13
LegacyTexas Financial Group	130	3
Lexington Realty Trust REIT	595	6
LTC Properties REIT	114	5
Maiden Holdings (Bermuda)	183	3
MainSource Financial Group	80	1
MarketAxess Holdings	121	10
Marlin Business Services	40	1
MB Financial	225	7
Meadowbrook Insurance Group	210	2
Medical Properties Trust REIT	501	8
Mercantile Bank	45	1
Meridian Bancorp*	102	1
Metro Bancorp	62	2
MGIC Investment*	1,034	9
MidSouth Bancorp	47	1
MidWestOne Financial Group	36	1
Monmouth Real Estate Investment, Cl A REIT	180	2
Montpelier Re Holdings (Bermuda)	137	5
National Bank Holdings, Cl A	150	3
National Bankshares	31	1
National General Holdings	130	2

	Number of Shares	Value (000)

National Health Investors REIT	110	$8
National Penn Bancshares	380	4
National Western Life Insurance, Cl A	9	2
Navigators Group*	38	3
NBT Bancorp	140	3
Nelnet, Cl A	80	4
New Residential Investment REIT	410	6
New York Mortgage Trust REIT	263	2
NewStar Financial*	100	1
Northfield Bancorp	200	3
Northrim BanCorp	9	–
Northwest Bancshares	310	4
OFG Bancorp (Puerto Rico)	165	3
Old National Bancorp	330	5
One Liberty Properties REIT	54	1
OneBeacon Insurance Group, Cl A (Bermuda)	90	1
Oppenheimer Holdings, Cl A	46	1
Opus Bank	31	1
Oritani Financial	160	2
Park National	40	3
Park Sterling	190	1
Parkway Properties REIT	227	4
Pebblebrook Hotel Trust REIT	215	10
Penns Woods Bancorp	23	1
Pennsylvania Real Estate Investment Trust REIT	220	5
PennyMac Financial Services, Cl A*	63	1
PennyMac Mortgage Investment Trust REIT	230	5
PHH*	180	4
Phoenix*	24	1
PICO Holdings*	80	1
Pinnacle Financial Partners	113	5
Piper Jaffray*	58	3
Platinum Underwriters Holdings (Bermuda)	90	7
Potlatch REIT	124	5
PRA Group*	160	8
Preferred Bank	53	1
Primerica	180	9
PrivateBancorp	233	8
Prosperity Bancshares	214	11
Provident Financial Services	200	4
PS Business Parks REIT	60	5
QTS Realty Trust, Cl A REIT	56	2
Radian Group	603	10
RAIT Financial Trust REIT	250	2
Ramco-Gershenson Properties Trust REIT	220	4
RE/MAX Holdings, Cl A	45	1
Redwood Trust REIT	265	5
Regional Management*	71	1
Renasant	100	3
Resource Capital REIT	450	2
Retail Opportunity Investments REIT	303	5
RLI	138	7
RLJ Lodging Trust REIT	409	13
Rouse Properties REIT	90	2
Ryman Hospitality Properties REIT	140	8
S&T Bancorp	108	3
Sabra Health Care REIT	157	5
Safeguard Scientifics*	80	1
Safety Insurance Group	46	3
Sandy Spring Bancorp	90	2
Saul Centers REIT	30	2
Seacoast Banking Corp of Florida*	36	–

See Notes to Schedules of Investments.

P N C    S m a l l    C a p    I n d e x    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
Select Income REIT	97	$2
Selective Insurance Group	187	5
ServisFirst Bancshares	19	1
Sierra Bancorp	61	1
Simmons First National, Cl A	60	2
South State	76	5
Southside Bancshares	88	3
Southwest Bancorp	80	1
Sovran Self Storage REIT	100	9
Springleaf Holdings*	90	3
Square 1 Financial*	38	1
St. Joe*	217	4
STAG Industrial REIT	177	4
State Bank Financial	120	2
Sterling Bancorp	280	4
Stewart Information Services	73	3
Stifel Financial*	200	11
Stock Yards Bancorp	50	2
STORE Capital REIT	79	2
Strategic Hotels & Resorts REIT*	789	10
Sun Communities REIT	153	10
Sunstone Hotel Investors REIT	662	12
Susquehanna Bancshares	609	8
Symetra Financial	265	6
Talmer Bancorp* 144A	84	1
Tejon Ranch*	50	1
Territorial Bancorp	49	1
Texas Capital Bancshares*	132	6
Third Point Reinsurance (Bermuda)*	201	3
Tompkins Financial	50	3
TowneBank	168	3
Trico Bancshares	60	1
TriState Capital Holdings*	111	1
TrustCo Bank	340	2
Trustmark	210	5
UMB Financial	116	6
Umpqua Holdings	530	9
Union Bankshares	144	3
United Bankshares	209	8
United Community Banks	150	3
United Community Financial	254	1
United Financial Bancorp	187	2
United Fire Group	71	2
United Insurance Holdings	72	2
Universal Health Realty Income Trust REIT	44	2
Universal Insurance Holdings	116	3
Univest Corp of Pennsylvania	70	1
Urstadt Biddle Properties, Cl A REIT	87	2
Virtus Investment Partners*	20	3
Walker & Dunlop*	33	1
Walter Investment Management*	120	2
Washington Real Estate Investment Trust REIT	217	6
Washington Trust Bancorp	50	2
Webster Financial	280	10
WesBanco	90	3
West Bancorporation	33	1
Westamerica Bancorporation	85	4
Western Alliance Bancorp*	240	7
Western Asset Mortgage Capital REIT	155	2
Westwood Holdings Group	26	2
Wilshire Bancorp	240	2
Wintrust Financial	138	7

	Number of Shares	Value (000)

WisdomTree Investments	320	$6
World Acceptance*	30	2
WSFS Financial	27	2
Yadkin Financial*	64	1

		1,239

Healthcare — 14.4%
Abaxis	74	5
ABIOMED*	130	8
Acadia Healthcare*	140	9
ACADIA Pharmaceuticals*	257	10
Accuray*	270	2
Achillion Pharmaceuticals*	336	4
Acorda Therapeutics*	137	5
Adamas Pharmaceuticals*	34	1
Aegerion Pharmaceuticals*	140	4
Affymetrix*	262	3
Agios Pharmaceuticals*	49	5
Air Methods*	120	6
Akorn*	202	11
Albany Molecular Research*	89	1
Alder Biopharmaceuticals*	40	1
Almost Family*	40	1
AMAG Pharmaceuticals*	80	4
Amedisys*	120	4
AMN Healthcare Services*	175	4
Amsurg*	138	8
Anacor Pharmaceuticals*	118	5
Analogic	40	3
AngioDynamics*	100	2
ANI Pharmaceuticals*	33	2
Anika Therapeutics*	56	2
Antares Pharma*	376	1
Ardelyx*	45	1
Arena Pharmaceuticals*	684	3
Ariad Pharmaceuticals*	577	5
Array BioPharma*	411	3
AtriCure*	80	1
Atrion	6	2
Auspex Pharmaceuticals*	35	2
Avalanche Biotechnologies*	12	–
BioDelivery Sciences International*	151	2
Bio-Reference Labs*	90	3
BioScrip*	201	1
BioSpecifics Technologies*	22	1
Bluebird Bio*	78	7
Calithera Biosciences*	3	–
Cambrex*	115	4
Cantel Medical	113	5
Catalent*	164	5
Celldex Therapeutics*	255	7
Cempra*	61	2
Cepheid*	214	12
Cerus*	231	1
Chelsea Therapeutics International* (A) (B)	309	–
Chemed	58	7
Chimerix*	107	4
Clovis Oncology*	85	7
Computer Programs & Systems	40	2
CONMED	92	5
ContraVir Pharmaceuticals*	31	–
CorVel*	40	1

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Healthcare — continued
Cross Country Healthcare*	120	$2
CryoLife	50	1
CTI BioPharma*	506	1
Cyberonics*	90	6
Cynosure, Cl A*	83	3
Cytori Therapeutics*	1,139	1
Depomed*	204	4
DexCom*	230	14
Dyax*	391	6
Dynavax Technologies*	99	2
Emergent Biosolutions*	104	3
Enanta Pharmaceuticals*	42	2
Endo International PLC (Ireland)*	39	3
Endocyte*	284	2
Endologix*	210	3
Ensign Group	67	3
Exact Sciences*	240	5
Exactech*	42	1
ExamWorks Group*	100	4
Exelixis*	620	2
Fluidigm*	84	4
Genesis Healthcare*	179	1
GenMark Diagnostics*	121	2
Genomic Health*	66	2
Geron*	470	1
Globus Medical, Cl A*	222	5
Greatbatch*	86	5
Haemonetics*	160	7
Halozyme Therapeutics*	290	4
Hanger*	110	3
HealthEquity*	36	1
HealthSouth	281	12
HealthStream*	70	2
Healthways*	115	3
HeartWare International*	50	4
HMS Holdings*	285	5
Horizon Pharma PLC (Ireland)*	186	4
ICU Medical*	46	4
Immune Design*	48	1
ImmunoGen*	280	2
Impax Laboratories*	220	9
Infinity Pharmaceuticals*	177	3
Inogen*	47	2
Insulet*	170	5
Insys Therapeutics*	41	2
Integra LifeSciences Holdings*	84	5
Intrexon*	129	5
Invacare	110	2
IPC The Hospitalist*	71	3
Ironwood Pharmaceuticals*	349	5
Isis Pharmaceuticals*	367	25
Keryx Biopharmaceuticals*	264	3
Kindred Healthcare	225	5
Kite Pharma*	37	2
KYTHERA Biopharmaceuticals*	44	2
Landauer	35	1
Lannett*	88	6
Lexicon Pharmaceuticals*	900	1
LHC Group*	55	2
Ligand Pharmaceuticals, Cl B*	60	3
Luminex*	130	2
Magellan Health*	94	6

	Number of Shares	Value (000)

MannKind*	630	$4
Masimo*	160	5
MedAssets*	200	4
Medicines*	200	6
Medidata Solutions*	166	8
Merge Healthcare*	323	1
Meridian Bioscience	130	3
Merit Medical Systems*	150	3
Merrimack Pharmaceuticals*	345	4
MiMedx Group*	320	3
Molina Healthcare*	111	7
Momenta Pharmaceuticals*	160	2
National Healthcare	40	3
National Research, Cl A	64	1
Natus Medical*	113	4
Nektar Therapeutics*	362	5
Neogen*	120	6
Neurocrine Biosciences*	223	9
Nevro*	26	1
NewLink Genetics*	59	3
Novavax*	677	6
NuVasive*	140	6
NxStage Medical*	201	3
Omeros*	118	2
Omnicell*	127	4
Ophthotech*	38	2
Opko Health*	615	9
OraSure Technologies*	215	2
Orexigen Therapeutics*	334	2
Orthofix International NV (Curacao)*	68	2
Otonomy*	9	–
OvaScience*	38	2
Owens & Minor	200	7
Pacific Biosciences of California*	199	1
Pacira Pharmaceuticals*	111	13
Pain Therapeutics*	326	1
PAREXEL International*	181	12
PDL BioPharma	528	4
Pernix Therapeutics Holdings*	142	2
PharMerica*	106	3
Phibro Animal Health, Cl A	61	2
PhotoMedex*	268	–
PRA Health Sciences*	75	2
Prestige Brands Holdings*	166	6
Progenics Pharmaceuticals*	311	2
Prothena PLC (Ireland)*	98	3
Providence Service*	44	2
Puma Biotechnology*	69	15
Quality Systems	127	2
Quidel*	92	2
Radius Health*	33	1
RadNet*	162	1
Raptor Pharmaceutical*	194	2
Receptos*	64	8
Regado Biosciences*	835	1
Relypsa*	40	2
Repligen*	118	3
Rockwell Medical*	150	2
Sagent Pharmaceuticals*	83	2
Sangamo BioSciences*	228	4
Sarepta Therapeutics*	144	2
Sciclone Pharmaceuticals*	206	2

See Notes to Schedules of Investments.

P N C    S m a l l    C a p    I n d e x    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Healthcare — continued
Select Medical Holdings	267	$4
Spectranetics*	135	5
STAAR Surgical*	130	1
STERIS	193	12
Sucampo Pharmaceuticals, Cl A*	81	1
Surgical Care Affiliates*	51	2
SurModics*	59	1
Symmetry Surgical*	38	–
Synageva BioPharma*	62	6
Synergy Pharmaceuticals*	320	1
Team Health Holdings*	215	13
TESARO*	74	4
TG Therapeutics*	117	2
TherapeuticsMD*	291	1
Theravance	252	5
Thoratec*	195	8
Tornier NV (Netherlands)*	100	2
Triple-S Management, Cl B (Puerto Rico)*	97	2
U.S. Physical Therapy	48	2
Unilife*	338	1
Universal American*	175	2
Utah Medical Products	19	1
Vascular Solutions*	67	2
Vivus*	340	1
WellCare Health Plans*	143	13
West Pharmaceutical Services	222	12
Wright Medical Group*	166	4
XOMA*	259	1
Zeltiq Aesthetics*	107	4
ZIOPHARM Oncology*	330	4
Zogenix*	355	1

		792

Industrials — 13.7%
AAON	138	3
AAR	136	4
ABM Industries	180	6
Acacia Research	170	2
ACCO Brands*	406	3
Aceto	100	2
Actuant, Cl A	230	6
Advanced Drainage Systems	64	2
Advisory Board*	110	6
Aegion*	128	2
AeroVironment*	62	2
Aircastle (Bermuda)	217	5
Alamo Group	25	1
Albany International, Cl A	90	3
Allegiant Travel	46	9
Altra Industrial Motion	90	3
American Railcar Industries	35	2
American Science & Engineering	30	2
American Woodmark*	48	3
Apogee Enterprises	93	4
Applied Industrial Technologies	130	6
ARC Document Solutions*	168	1
ArcBest	87	4
Argan*	52	2
Astec Industries	70	3
Astronics*	50	3
Astronics, Cl B*	10	1

	Number of Shares	Value (000)

Atlas Air Worldwide Holdings*	83	$4
AZZ	80	4
Barnes Group	170	7
Barrett Business Services	36	1
Beacon Roofing Supply*	154	5
Blount International*	170	3
Brady, Cl A	150	4
Briggs & Stratton	160	3
Brink’s	150	4
Builders FirstSource*	160	1
Capstone Turbine*	1,079	1
Cenveo*	248	1
Chart Industries*	115	4
CIRCOR International	57	3
CLARCOR	155	10
Columbus McKinnon	70	2
Comfort Systems USA	130	2
Corporate Executive Board	106	8
CRA International*	44	1
Cubic	65	3
Curtiss-Wright	148	11
Deluxe	160	11
DigitalGlobe*	231	8
Douglas Dynamics	90	2
DXP Enterprises*	46	2
Dycom Industries*	110	5
Dynamic Materials	59	1
Echo Global Logistics*	70	2
EMCOR Group	210	9
Encore Wire	65	2
EnerSys*	150	10
Ennis	100	1
EnPro Industries*	67	4
ESCO Technologies	90	3
Esterline Technologies*	98	12
ExOne*	25	–
Exponent	45	4
Federal Signal	210	3
Forward Air	100	5
Franklin Electric	150	5
FTI Consulting*	136	5
Furmanite*	128	1
G&K Services, Cl A	67	5
GenCorp*	200	4
Generac Holdings*	216	11
General Cable	160	2
Gibraltar Industries*	110	2
Global Power Equipment Group	70	1
Gorman-Rupp	62	2
GP Strategies*	60	2
GrafTech International*	560	2
Graham	40	1
Granite Construction	123	4
Great Lakes Dredge & Dock*	220	1
Greenbrier	91	5
Griffon	160	3
H&E Equipment Services	100	2
Hawaiian Holdings*	176	3
Healthcare Services Group	220	7
Heartland Express	183	5
HEICO	206	12
Heidrick & Struggles International	70	2

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Herman Miller	181	$6
Hillenbrand	205	6
HNI	143	7
HUB Group, Cl A*	120	5
Hurco	34	1
Huron Consulting Group*	78	5
Hyster-Yale Materials Handling	36	2
ICF International*	70	3
InnerWorkings*	180	1
Insperity	80	4
Insteel Industries	70	2
Interface	188	4
JetBlue Airways*	760	13
John Bean Technologies	100	3
Kadant	45	2
Kaman	90	4
Kelly Services, Cl A	90	2
KEYW Holding*	115	1
Kforce	100	2
Kimball International, Cl B	120	1
Knight Transportation	188	6
Knoll	155	3
Korn/Ferry International*	160	5
Layne Christensen*	80	1
LB Foster, Cl A	38	2
Lindsay	43	4
LSI Industries	117	1
Lydall*	69	2
Marten Transport	90	2
MasTec*	201	4
Matson	140	6
Matthews International, Cl A	102	5
McGrath RentCorp	83	3
Meritor*	330	5
Mistras Group*	60	1
Mobile Mini	155	6
Moog, Cl A*	142	11
MSA Safety	90	5
Mueller Industries	180	6
Mueller Water Products, Cl A	531	5
Multi-Color	46	3
MYR Group*	80	2
National Presto Industries	17	1
Navigant Consulting*	170	2
NCI Building Systems*	80	1
NN	70	2
Nortek*	30	2
Northwest Pipe*	33	1
Omega Flex*	21	1
On Assignment*	181	7
Orbital ATK	85	6
PAM Transportation Services*	18	1
Park-Ohio Holdings	30	2
Patrick Industries*	31	2
Patriot Transportation Holding*	10	–
Performant Financial*	138	1
PGT*	140	1
Polypore International*	150	9
Powell Industries	30	1
Preformed Line Products	13	1
Primoris Services	120	2
Proto Labs*	76	5

	Number of Shares	Value (000)

Quad/Graphics	90	$2
Quanex Building Products	130	3
Raven Industries	120	2
RBC Bearings*	70	4
Republic Airways Holdings*	165	2
Resources Connection	150	3
Rexnord*	230	6
Roadrunner Transportation Systems*	70	2
RPX*	191	3
Rush Enterprises, Cl A*	117	3
Saia*	80	4
Simpson Manufacturing	130	5
SkyWest	180	3
SP Plus*	60	1
Standex International	40	3
Steelcase, Cl A	280	5
Sun Hydraulics	70	3
Swift Transportation*	261	7
TAL International Group*	110	5
TASER International*	192	5
Team*	70	3
Teledyne Technologies*	117	12
Tennant	60	4
Tetra Tech	210	5
Textainer Group Holdings (Bermuda)	70	2
Thermon Group Holdings*	91	2
Titan International	180	2
Trex*	112	6
TriMas*	140	4
TrueBlue*	130	3
Tutor Perini*	126	3
UniFirst	48	6
United Stationers	130	5
Universal Forest Products	65	4
US Ecology	73	4
UTi Worldwide (British Virgin Islands)*	290	4
Viad	78	2
Virgin America*	36	1
Wabash National*	222	3
WageWorks*	100	6
Watsco	80	9
Watts Water Technologies, Cl A	90	5
Werner Enterprises	150	5
Wesco Aircraft Holdings*	140	2
West	132	5
Woodward	210	10
XPO Logistics*	170	7
YRC Worldwide*	104	2

		750

Information Technology — 18.2%
ACI Worldwide*	378	8
Actua*	128	2
Acxiom*	236	5
ADTRAN	190	4
Advanced Energy Industries*	143	4
Advent Software	170	8
Alliance Fiber Optic Products	70	1
Alpha & Omega Semiconductor (Bermuda)*	112	1
Ambarella (Cayman Islands)*	99	6
Amkor Technology*	249	2
Angie’s List*	150	1

See Notes to Schedules of Investments.

P N C    S m a l l    C a p    I n d e x    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Anixter International*	86	$7
Applied Micro Circuits*	250	1
Aruba Networks*	341	9
Aspen Technology*	290	11
AVG Technologies NV (Netherlands)*	131	3
Axcelis Technologies*	174	1
Badger Meter	51	3
Bankrate*	172	2
Bazaarvoice*	190	2
Bel Fuse, Cl B	47	1
Belden	138	12
Benchmark Electronics*	183	4
Black Box	60	1
Blackbaud	150	7
Blackhawk Network Holdings*	170	6
Blucora*	186	3
Bottomline Technologies*	120	3
Brightcove*	110	1
BroadSoft*	92	3
Brooks Automation	240	3
Cabot Microelectronics*	83	4
CACI International, Cl A*	78	7
CalAmp*	120	2
Calix*	160	1
Callidus Software*	150	2
Cardtronics*	146	5
Cascade Microtech*	69	1
Cass Information Systems	44	2
Cavium*	163	11
CEVA*	87	2
Checkpoint Systems*	150	2
CIBER*	320	1
Ciena*	320	7
Cimpress NV (Netherlands)*	110	9
Cirrus Logic*	210	6
Cognex*	270	12
Coherent*	77	5
CommVault Systems*	145	7
comScore*	120	6
Comtech Telecommunications	57	2
Comverse*	73	1
Constant Contact*	102	4
Convergys	335	8
Cornerstone OnDemand*	163	5
Cray*	130	4
CSG Systems International	117	4
CTS	120	2
Cypress Semiconductor*	480	7
Daktronics	130	1
Datalink*	27	–
Dealertrack Technologies*	174	7
Demandware*	85	5
Dice Holdings*	165	2
Digi International*	110	1
Diodes*	120	3
DSP Group*	106	1
DTS*	70	2
EarthLink Holdings	409	2
Ebix	125	3
Electro Rent	66	1
Electronics For Imaging*	144	6
Ellie Mae*	96	5

	Number of Shares	Value (000)

Emulex*	329	$3
Endurance International Group Holdings*	114	2
EnerNOC*	89	1
Engility Holdings*	60	2
Entegris*	450	6
Envestnet*	114	6
EPAM System*	119	7
Epiq Systems	120	2
ePlus*	23	2
Euronet Worldwide*	162	9
EVERTEC (Puerto Rico)	219	5
Exar*	130	1
ExlService Holdings*	110	4
Extreme Networks*	330	1
Fabrinet (Cayman Islands)*	168	3
Fair Isaac	104	9
Fairchild Semiconductor International*	407	7
FARO Technologies*	55	3
FEI	130	10
Finisar*	295	6
Fleetmatics Group PLC (Ireland)*	128	5
FormFactor*	193	2
Forrester Research	44	2
Global Cash Access Holdings*	240	2
Globant SA (Luxembourg)*	50	1
GSI Group (Canada)*	130	2
Guidewire Software*	217	12
Hackett Group	131	1
Harmonic*	343	3
Heartland Payment Systems	118	6
Higher One Holdings*	226	1
iGATE*	116	5
II-VI*	185	3
Immersion*	135	1
Imperva*	66	3
Infinera*	401	7
Infoblox*	170	4
Inphi*	110	2
Insight Enterprises*	139	4
Integrated Device Technology*	433	9
Integrated Silicon Solution	120	2
Interactive Intelligence Group*	50	2
InterDigital	132	7
Internap Network Services*	210	2
Intersil, Cl A	412	6
IntraLinks Holdings*	150	2
InvenSense*	238	4
Itron*	129	5
Ixia*	200	2
IXYS	109	1
j2 Global	162	11
Jive Software*	150	1
Kimball Electronics*	116	2
Lattice Semiconductor*	412	3
Lionbridge Technologies*	240	1
Liquidity Services*	130	1
Littelfuse	75	8
LivePerson*	190	2
LogMeIn*	80	4
Luxoft Holding (British Virgin Islands)*	35	2
Manhattan Associates*	247	12
ManTech International, Cl A	60	2

See Notes to Schedules of Investments.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
MAXIMUS	218	$13
Maxwell Technologies*	109	1
Mentor Graphics	315	7
Mercury Systems*	130	2
Mesa Laboratories	13	1
Methode Electronics	135	5
Micrel	180	3
Microsemi*	306	10
MicroStrategy, Cl A*	30	5
MKS Instruments	174	6
ModusLink Global Solutions*	182	1
MoneyGram International*	232	2
Monolithic Power Systems	126	7
Monotype Imaging Holdings	122	4
Monster Worldwide*	345	2
MTS Systems	52	4
NETGEAR*	123	4
NetScout Systems*	120	5
NeuStar, Cl A*	208	6
Newport*	140	3
NIC*	210	4
Nimble Storage*	29	1
NVE	20	1
OmniVision Technologies*	187	5
OSI Systems*	68	5
Park Electrochemical	72	2
Paycom Software*	35	1
PC Connection*	46	1
PDF Solutions*	90	2
Pegasystems	120	2
Perficient*	120	2
Pericom Semiconductor	125	2
Photronics*	241	2
Plantronics	140	7
Plexus*	110	4
PMC-Sierra*	670	6
Polycom*	451	6
Power Integrations	90	5
Progress Software*	192	5
Proofpoint*	124	7
PROS Holdings*	74	2
Qlik Technologies*	271	9
QLogic*	300	5
Qorvo*	444	31
Qualys*	51	2
Quantum*	941	2
Rambus*	368	4
RealD*	158	2
RealPage*	160	3
Reis	44	1
RetailMeNot*	114	2
Rofin-Sinar Technologies*	100	2
Rogers*	61	5
Ruckus Wireless*	170	2
Sanmina*	270	6
ScanSource*	95	4
Science Applications International	136	7
SciQuest*	80	1
Seachange International*	130	1
Semtech*	220	6
ServiceSource International*	230	1
ShoreTel*	220	2

	Number of Shares	Value (000)

Shutterstock*	47	$3
Silicon Graphics International*	130	1
Silicon Image*	300	2
Sonus Networks*	138	2
Spansion, Cl A*	202	7
SPS Commerce*	50	3
SS&C Technologies Holdings	214	13
Stamps.com*	56	3
Super Micro Computer*	109	4
Sykes Enterprises*	138	3
Synaptics*	116	10
Synchronoss Technologies*	115	5
SYNNEX	88	7
Syntel*	106	5
Take-Two Interactive Software*	273	7
Tangoe*	110	1
TechTarget*	82	1
TeleTech Holdings*	71	2
Tessco Technologies	28	1
Tessera Technologies	176	7
TiVo*	379	4
TTM Technologies*	200	2
TubeMogul*	29	–
Tyler Technologies*	105	13
Ubiquiti Networks	81	3
Ultimate Software Group*	88	15
Ultra Clean Holdings*	93	1
Unisys*	170	4
Universal Display*	130	5
VASCO Data Security International*	107	3
Veeco Instruments*	124	4
Verint Systems*	188	11
ViaSat*	127	8
Viasystems Group*	42	1
VirnetX Holding*	150	1
Virtusa*	89	4
Vishay Precision Group*	64	1
Web.com Group*	179	3
WebMD Health*	129	6
WEX*	120	13
Xcerra*	190	2
XO Group*	110	2
Zillow Group, Cl A*	46	5
Zix*	135	1

		999

Materials — 4.7%
A Schulman	100	4
Advanced Emissions Solutions*	80	1
AEP Industries*	9	–
AK Steel Holding*	593	3
Allied Nevada Gold*	367	–
American Vanguard	100	1
Axiall	220	10
Balchem	99	6
Berry Plastics Group*	288	10
Boise Cascade*	132	5
Calgon Carbon*	180	4
Century Aluminum*	181	3
Chase	32	1
Chemtura*	283	7
Clearwater Paper*	70	4

See Notes to Schedules of Investments.

P N C    S m a l l    C a p    I n d e x    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Coeur Mining*	317	$2
Commercial Metals	370	6
Deltic Timber	40	3
Ferro*	250	3
Flotek Industries*	157	3
FutureFuel	85	1
Globe Specialty Metals	210	4
Graphic Packaging Holding*	1,034	16
H.B. Fuller	160	7
Handy & Harman*	22	1
Hawkins	42	2
Haynes International	40	2
Headwaters*	251	4
Hecla Mining	1,130	4
Horsehead Holding*	170	2
Innophos Holdings	74	4
Innospec	84	4
Intrepid Potash*	174	2
Kaiser Aluminum	63	5
KapStone Paper and Packaging	271	9
KMG Chemicals	69	2
Koppers Holdings	70	1
Kraton Performance Polymers*	110	2
Louisiana-Pacific*	440	7
LSB Industries*	70	3
Materion	96	4
Minerals Technologies	113	8
Molycorp*	520	–
Myers Industries	100	2
Neenah Paper	58	4
Olin	257	7
OM Group	119	3
OMNOVA Solutions*	180	1
PH Glatfelter	140	3
PolyOne	294	12
Quaker Chemical	45	4
Rentech*	851	1
Resolute Forest Products (Canada)*	230	4
RTI International Metals*	102	3
Schweitzer-Mauduit International	106	5
Sensient Technologies	159	10
Stepan	60	2
Stillwater Mining*	371	5
SunCoke Energy	229	4
Trecora Resources*	92	1
Tredegar	90	2
Tronox, Cl A (Australia)	189	4
United States Lime & Minerals	17	1
US Concrete*	60	2
Walter Energy	526	1
Wausau Paper	180	2
Worthington Industries	169	5
Zep	90	2

		260

Telecommunication Services — 0.6%
8x8*	300	2
Atlantic Tele-Network	30	2
Cincinnati Bell*	730	2
Cogent Communications Holdings	150	6
Consolidated Communications Holdings	140	3

	Number of Shares	Value (000)

FairPoint Communications*	93	$2
General Communication, Cl A*	130	2
inContact*	210	3
Inteliquent	130	2
Leap Wireless International* (A) (B)	180	–
Lumos Networks	60	1
magicJack VocalTec (Israel)*	114	1
NTELOS Holdings	60	–
Premiere Global Services*	180	2
Shenandoah Telecommunications	80	2
Spok Holdings	90	2
Vonage Holdings*	530	2

		34

Utilities — 3.2%
ALLETE	129	7
American States Water	130	5
Atlantic Power (Canada)*	470	1
Avista	190	7
Black Hills	135	7
California Water Service Group	160	4
Chesapeake Utilities	54	3
Cleco	190	10
Connecticut Water Service	40	2
Dynegy*	395	11
El Paso Electric	130	5
Empire District Electric	139	4
IDACORP	155	10
Laclede Group	124	6
MGE Energy	115	5
Middlesex Water	58	1
New Jersey Resources	130	8
Northwest Natural Gas	90	4
NorthWestern	137	8
NRG Yield, Cl A	74	4
Ormat Technologies	66	2
Otter Tail	98	3
Pattern Energy Group	109	3
Piedmont Natural Gas	239	9
PNM Resources	250	7
Portland General Electric	240	9
South Jersey Industries	94	5
Southwest Gas	145	8
UIL Holdings	180	9
Unitil	50	2
WGL Holdings	166	9

		178

Total Common Stocks (Cost $5,090)		5,347

MONEY MARKET FUND — 2.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	152,455	152

Total Money Market Fund (Cost $152)		152

See Notes to Schedules of Investments.

Value (000)
TOTAL INVESTMENTS — 100.2% (Cost $5,242)**	$5,499

Other Assets & Liabilities – (0.2)%	(11)

TOTAL NET ASSETS — 100.0%	$5,488

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $5,242.

Gross unrealized appreciation (000)	$725
Gross unrealized depreciation (000)	(468)

Net unrealized appreciation (000)	$257

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	Security fair valued using methods approved by the Board of Trustees.
(B)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents 0.0% of net assets as of February 28, 2015.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $1 (000) and represents 0.0% of net assets as of February 28, 2015.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Common Stocks	$5,346	$–	$1	$5,347
Money Market Fund	152	–	–	152

Total Assets - Investments in Securities	$5,498	$–	$1	$5,499

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C    B o n d    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 4.6%
Automotive — 2.4%
BMW Vehicle Lease Trust,
Series 2013-1, Cl A3
0.540%, 09/21/15	$56	$56
Ford Credit Auto Owner Trust,
Series 2014-A, Cl A3
0.790%, 05/15/18	340	340
Ford Credit Auto Owner Trust,
Series 2014-C, Cl A3
1.060%, 05/15/19	470	470
Honda Auto Receivables Owner Trust,
Series 2014-3, Cl A3
0.880%, 06/15/18	465	464
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A2
0.680%, 10/16/17	820	820
Nissan Auto Lease Trust,
Series 2013-A, Cl A3
0.610%, 04/15/16	257	257
Volkswagen Auto Lease Trust,
Series 2013-A, Cl A3
0.840%, 07/20/16	1,000	1,001
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	405	405

		3,813

Credit Cards — 1.6%
American Express Credit Account Master Trust,
Series 2014-2, Cl A
1.260%, 01/15/20	850	851
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A
1.480%, 07/15/20	715	718
Synchrony Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	1,000	997

		2,566

Equipment — 0.4%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	575	574

Utilities — 0.2%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	250	253

Total Asset-Backed Securities (Cost $7,203)		7,206

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.8%
Credit Suisse First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	2,785	2,822

	Par (000)	Value (000)

Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Cl A2
5.421%, 04/15/47	$3	$3

Total Commercial Mortgage-Backed Securities (Cost $2,765)		2,825

CORPORATE BONDS — 32.6%
Aerospace — 0.3%
United Technologies
4.500%, 06/01/42	420	468

Automotive — 0.3%
Toyota Motor Credit (MTN)
3.400%, 09/15/21	470	503

Cable — 2.1%
21st Century Fox America
8.450%, 08/01/34	515	772
DIRECTV Holdings LLC
4.600%, 02/15/21	505	549
4.450%, 04/01/24	415	443
Thomson Reuters
3.850%, 09/29/24	415	428
Time Warner Cable
4.500%, 09/15/42	815	815
Viacom
3.250%, 03/15/23	250	246
4.250%, 09/01/23	35	36

		3,289

Consumer Discretionary — 0.7%
Carnival
3.950%, 10/15/20	430	456
Hasbro
6.300%, 09/15/17	554	614

		1,070

Consumer Staples — 0.3%
Procter & Gamble
5.550%, 03/05/37	325	433

Energy — 5.7%
Boardwalk Pipelines LP
3.375%, 02/01/23	473	439
BP Capital Markets PLC
3.245%, 05/06/22	835	857
CNOOC Nexen Finance 2014 ULC
4.250%, 04/30/24	400	427
ConocoPhillips
4.150%, 11/15/34	410	433
6.500%, 02/01/39	245	335
Continental Resources
5.000%, 09/15/22	860	851
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/20	236	271
Enterprise Products Operating LLC
3.750%, 02/15/25	330	343
EQT
5.150%, 03/01/18	125	134
4.875%, 11/15/21	645	676
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	582	707

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — continued
ONEOK Partners LP
6.125%, 02/01/41	$195	$203
Petrobras Global Finance BV
5.375%, 01/27/21	525	472
Petroleos Mexicanos
6.000%, 03/05/20	390	442
3.500%, 07/23/20 144A	175	178
4.250%, 01/15/25 144A	125	126
Phillips 66
4.650%, 11/15/34	400	430
Rowan
4.750%, 01/15/24#	680	654
Southwestern Energy
4.100%, 03/15/22	520	512
Williams Partners LP
4.125%, 11/15/20	425	445

		8,935

Financials — 8.3%
Abbey National Treasury Services PLC
3.050%, 08/23/18	560	582
American Express Credit (GMTN)
2.250%, 08/15/19	610	615
Bank of America (MTN)
5.625%, 07/01/20	275	316
3.300%, 01/11/23	250	253
4.000%, 04/01/24	225	238
4.200%, 08/26/24	425	440
4.250%, 10/22/26	230	235
BBVA Bancomer SA
4.375%, 04/10/24 144A	450	467
Brixmor Operating Partnership LP
3.850%, 02/01/25	410	415
Capital One Financial
6.150%, 09/01/16	500	534
Citigroup
6.125%, 11/21/17	660	737
5.500%, 09/13/25	415	470
Credit Suisse
3.000%, 10/29/21	445	454
Deutsche Bank AG
1.400%, 02/13/17	390	391
Goldman Sachs Group
5.750%, 01/24/22	200	234
4.000%, 03/03/24	225	238
Goldman Sachs Group (GMTN)
5.375%, 03/15/20	220	249
Goldman Sachs Group (MTN)
3.850%, 07/08/24	300	313
HSBC Holdings PLC
5.100%, 04/05/21	220	250
JPMorgan Chase
4.625%, 05/10/21	545	606
3.375%, 05/01/23	655	654
Morgan Stanley
4.750%, 03/22/17	445	475
4.875%, 11/01/22	585	636
Royal Bank of Canada
1.200%, 09/19/18	1,330	1,327
Toronto-Dominion Bank (GMTN)
2.125%, 07/02/19	550	556

	Par (000)	Value (000)
Wells Fargo
5.900%, 12/29/49 (A)	$480	$500
Wells Fargo (MTN)
3.300%, 09/09/24	850	873

		13,058

Food, Beverage & Tobacco — 1.3%
Anheuser-Busch InBev Finance
3.700%, 02/01/24	380	403
Diageo Capital PLC
2.625%, 04/29/23	405	401
Kraft Foods Group
5.000%, 06/04/42	400	433
Sysco
4.350%, 10/02/34	395	416
Tyson Foods
3.950%, 08/15/24	405	428

		2,081

Healthcare — 1.4%
Amgen
3.875%, 11/15/21	425	456
Gilead Sciences
3.700%, 04/01/24	775	827
Johnson & Johnson
5.950%, 08/15/37	288	399
Novartis Capital
3.700%, 09/21/42	480	498

		2,180

Industrials — 1.1%
Avnet
5.875%, 06/15/20	350	391
Caterpillar
3.900%, 05/27/21	465	508
General Electric
4.125%, 10/09/42	795	849

		1,748

Insurance — 2.0%
Assurant
2.500%, 03/15/18	535	542
Berkshire Hathaway Finance
4.250%, 01/15/21	430	480
MetLife
6.400%, 12/15/66	380	445
Prudential Financial (MTN)
4.500%, 11/16/21	445	493
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	390	448
TIAA Asset Management Finance LLC
2.950%, 11/01/19 144A	275	281
XLIT
2.300%, 12/15/18	510	515

		3,204

Materials — 1.5%
Allegheny Technologies
6.125%, 08/15/23	435	466
ArcelorMittal
7.750%, 10/15/39	335	359

See Notes to Schedules of Investments.

P N C    B o n d    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Materials — continued
Cytec Industries
3.950%, 05/01/25	$440	$450
Freeport-McMoRan
3.550%, 03/01/22	830	760
Fresnillo PLC
5.500%, 11/13/23 144A	300	320

		2,355

Real Estate Investment Trusts — 1.3%
American Campus Communities Operating Partnership LP
3.750%, 04/15/23	640	647
4.125%, 07/01/24	105	109
Digital Realty Trust LP
5.875%, 02/01/20#	630	710
Realty Income
3.250%, 10/15/22	640	640

		2,106

Retail — 1.5%
Amazon.com
3.300%, 12/05/21	295	306
eBay
2.875%, 08/01/21	310	306
Kroger
3.400%, 04/15/22	440	454
Wal-Mart Stores
5.250%, 09/01/35	1,000	1,235

		2,301

Technology — 1.8%
Apple
3.850%, 05/04/43	830	839
KLA-Tencor
4.125%, 11/01/21	825	866
Microsoft
3.500%, 02/12/35	230	228
Oracle
4.300%, 07/08/34	435	475
Xilinx
3.000%, 03/15/21	365	375

		2,783

Telecommunications — 0.9%
AT&T
6.300%, 01/15/38	280	332
GTE
6.940%, 04/15/28	830	1,072

		1,404

Transportation — 0.6%
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	220	239
ERAC USA Finance LLC
5.625%, 03/15/42 144A	200	230
FedEx
3.900%, 02/01/35	490	496

		965

	Par (000)	Value (000)

Utilities — 1.5%
Berkshire Hathaway Energy
6.125%, 04/01/36	$425	$563
Duke Energy Progress
4.150%, 12/01/44	225	251
Exelon Generation LLC
2.950%, 01/15/20	160	161
4.000%, 10/01/20	677	717
Florida Power & Light
4.050%, 10/01/44	225	247
Puget Sound Energy
5.757%, 10/01/39	372	496

		2,435

Total Corporate Bonds (Cost $48,863)		51,318

MUNICIPAL BOND — 0.3%
Texas — 0.3%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	370	447

Total Municipal Bond (Cost $382)		447

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 28.7%

Federal Home Loan Mortgage Corporation — 2.6%
9.500%, 10/01/20	12	12
8.500%, 09/01/16	1	1
8.000%, 07/01/25	24	28
6.000%, 09/01/19	7	8
4.500%, 07/01/40	831	903
4.500%, 06/01/41	1,481	1,611
3.500%, 06/01/42	1,119	1,173
3.000%, 12/01/42	394	402
2.322%, 01/01/36 (A)	7	7
2.255%, 12/01/36 (A)	7	8

		4,153

Federal National Mortgage Association — 23.3%
9.000%, 11/01/24	50	57
8.000%, 03/01/31	1	1
6.000%, 09/01/37	3	4
5.500%, 12/01/33	820	927
5.500%, 05/01/35	277	313
5.500%, 03/01/36	28	32
5.000%, 08/01/37	670	743
5.000%, 03/01/40	707	792
4.500%, 10/01/39	1,966	2,142
4.500%, 03/01/40	383	417
4.500%, 04/01/40	559	613
4.500%, 07/01/40	34	37
4.500%, 04/01/41	763	832
4.000%, 09/01/39	21	23
4.000%, 11/01/40	1,483	1,592
4.000%, 01/01/41	1,065	1,153
4.000%, 02/01/41	1,094	1,174
4.000%, 10/01/41	904	969
4.000%, 11/01/41	37	40
4.000%, 12/01/41	949	1,017
4.000%, 02/01/42	1,936	2,075
4.000%, 07/01/42	723	776
3.500%, 09/01/26	915	971

See Notes to Schedules of Investments.

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
3.500%, 01/01/28	$1,342	$1,425
3.500%, 09/01/29	479	510
3.500%, 03/01/41	1,474	1,549
3.500%, 07/01/42	706	745
3.500%, 08/01/42	2,316	2,432
3.500%, 10/01/42	1,653	1,735
3.500%, 11/01/42	63	66
3.500%, 02/01/43	1,719	1,811
3.000%, 06/01/27	556	584
3.000%, 10/01/27	607	637
3.000%, 11/01/27	747	784
3.000%, 11/01/42	1,621	1,656
3.000%, 04/01/43	2,321	2,369
3.000%, 06/01/43	1,278	1,304
2.500%, 11/01/27	2,279	2,340
1.930%, 08/01/35 (A)	6	6

		36,653

Government National Mortgage Association — 2.8%
8.500%, 11/15/21	23	24
8.500%, 07/15/22	5	5
8.250%, 04/20/17	1	1
8.000%, 01/15/30	165	190
6.000%, 01/15/32	1	1
4.500%, 07/15/39	698	766
4.500%, 10/20/43	707	767
4.000%, 09/15/41	1,156	1,245
3.500%, 12/20/42	1,401	1,474

		4,473

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $44,056)		45,279

U.S. TREASURY OBLIGATIONS — 30.0%
U.S. Treasury Bonds — 3.9%
4.500%, 02/15/36	686	925
3.750%, 08/15/41	2,450	3,019
3.125%, 08/15/44	1,990	2,205

		6,149

U.S. Treasury Notes — 26.1%
3.000%, 09/30/16	130	135
2.625%, 11/15/20	130	137
2.500%, 08/15/23	500	523
1.625%, 07/31/19	480	484
1.625%, 08/15/22	355	350
1.250%, 08/31/15	5,980	6,013
1.250%, 10/31/15	5,000	5,035
1.250%, 01/31/19	1,475	1,471
0.375%, 04/15/15	13,510	13,514

	Par (000)	Value (000)

0.375%, 06/15/15	$3,920	$3,924
0.375%, 01/15/16	3,995	4,001
0.250%, 05/15/15	5,540	5,542

		41,129

Total U.S. Treasury Obligations (Cost $46,872)		47,278

	Number of Shares
MONEY MARKET FUND — 1.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	2,416,701	2,417

Total Money Market Fund (Cost $2,417)		2,417

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned– 99.5% (Cost $152,558)		156,770

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.8%

Money Market Fund — 0.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,231,520	1,232

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $1,232)		1,232

TOTAL INVESTMENTS — 100.3% (Cost $153,790)*		158,002

Other Assets & Liabilities – (0.3)%		(491)

TOTAL NET ASSETS — 100.0%		$157,511

*	Aggregate cost for Federal income tax purposes is (000) $154,056.

Gross unrealized appreciation (000)	$4,262
Gross unrealized depreciation (000)	(316)

Net unrealized appreciation (000)	$3,946

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,203 (000).
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2015.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $2,050 (000) and represents 1.3% of net assets as of February 28, 2015.

See Notes to Schedules of Investments.

P N C    B o n d    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Asset-Backed Securities	$–	$7,206	$–	$7,206
Commercial Mortgage-Backed Securities	–	2,825	–	2,825
Corporate Bonds	–	51,318	–	51,318
Money Market Fund	2,417	–	–	2,417
Municipal Bond	–	447	–	447
Short-Term Investment Purchased with Collateral From Securities Loaned	1,232	–	–	1,232
U.S. Government Agency Mortgage- Backed Obligations	–	45,279	–	45,279
U.S. Treasury Obligations	–	47,278	–	47,278

Total Assets - Investments in Securities	$3,649	$154,353	$–	$158,002

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C    G o v e r n m e n t    M o r t g a g e    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 91.0%
Federal Home Loan Mortgage Corporation — 8.9%
9.000%,04/01/16 to 09/01/20	$11	$11
8.500%,11/01/18 to 01/01/22	15	16
8.000%,02/01/17 to 03/01/22	10	10
7.000%,05/01/31	10	10
6.000%,10/01/32	142	163
5.500%,03/01/28	95	108
4.500%,03/01/40 to 07/01/40	1,564	1,716
4.000%,09/01/40 to 01/01/41	994	1,067
3.500%,06/01/42 to 12/01/42	2,388	2,503
3.000%,04/01/43	497	507

		6,111

Federal National Mortgage Association — 67.8%
10.000%,06/01/21	3	3
9.000%,02/01/17 to 10/01/19	3	3
8.500%,11/01/21 to 09/01/23	7	8
8.000%,02/01/23 to 03/01/23	4	5
7.500%,09/01/22 to 07/01/31	87	100
7.000%,12/01/15 to 09/01/31	40	42
6.500%,04/01/16 to 02/01/38	971	1,143
6.000%,11/01/35 to 01/01/37	1,084	1,248
5.500%,12/01/18 to 01/01/35	1,646	1,850
5.000%,10/01/35 to 10/01/39	1,872	2,094
4.500%,06/01/20 to 09/01/43	5,549	6,061
4.000%,07/01/25 to 12/01/42	9,655	10,358
3.500%,08/01/26 to 01/01/43	12,455	13,093
3.000%,04/01/27 to 08/01/43	7,839	8,078
2.500%,09/01/27 to 04/01/28	2,428	2,493

		46,579

Government National Mortgage Association — 14.3%
12.000%,04/15/15 to 08/15/15	1	1
9.250%,12/20/16 to 05/15/21	20	21
9.000%,06/15/16 to 11/15/24	70	77
8.750%,12/15/16	13	13
8.500%,02/15/17 to 09/15/24	72	75
8.000%,04/15/17 to 04/15/30	133	148
7.500%,09/20/15 to 09/20/30	258	284
7.000%,09/20/15 to 07/15/31	381	433
5.000%,10/15/39	1,264	1,428
4.500%,03/15/39 to 08/15/39	2,058	2,277
4.000%,09/15/39 to 10/20/44	2,814	3,022
3.500%,06/20/42 to 01/20/43	1,936	2,043

		9,822

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $60,656)		62,512

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 7.3%
U.S. Treasury Notes — 7.3%
0.875%, 05/15/17	$2,010	$2,017
0.750%, 02/28/18	3,000	2,975

		4,992

Total U.S. Treasury Obligations (Cost $5,003)		4,992

COLLATERALIZED MORTGAGE OBLIGATION — 0.0%
Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	23	26

Total Collateralized Mortgage Obligation (Cost $23)		26

	Number of Shares
MONEY MARKET FUND — 1.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,128,888	1,129

Total Money Market Fund (Cost $1,129)		1,129

TOTAL INVESTMENTS — 99.9% (Cost $66,811)*		68,659

Other Assets & Liabilities – 0.1%		44

TOTAL NET ASSETS — 100.0%		$68,703

*	Aggregate cost for Federal income tax purposes is (000) $66,811.

Gross unrealized appreciation (000)	$2,112
Gross unrealized depreciation (000)	(264)

Net unrealized appreciation (000)	$1,848

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.

See Notes to Schedules of Investments.

P N C    G o v e r n m e n t    M o r t g a g e    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Collateralized Mortgage Obligation	$–	$26	$–	$26
Money Market Fund	1,129	–	–	1,129
U.S. Government Agency Mortgage-Backed Obligations	–	62,512	–	62,512
U.S. Treasury Obligations	–	4,992	–	4,992

Total Assets - Investments in Securities	$1,129	$67,530	$–	$68,659

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C    H i g h    Y i e l d    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — 95.6%
Aerospace — 1.7%
Spirit AeroSystems
6.750%, 12/15/20	$423	$449

Automotive — 2.6%
General Motors Escrow Bond
8.375%, 12/31/49* (A) (B) (C)	405	–
Lear
8.125%, 03/15/20	125	130
5.375%, 03/15/24	300	309
Titan International
6.875%, 10/01/20	250	228

		667

Cable — 9.3%
AMC Networks
7.750%, 07/15/21	513	563
Belo
7.750%, 06/01/27	450	500
CCO Holdings LLC
8.125%, 04/30/20	250	262
DISH DBS
7.750%, 05/31/15	100	101
Sinclair Television Group
6.375%, 11/01/21	400	424
Time
5.750%, 04/15/22 144A	580	564

		2,414

Consumer Services — 16.3%
Avon Products
6.500%, 03/01/19	300	301
5.000%, 03/15/23	300	272
Cedar Fair LP
5.250%, 03/15/21	275	282
DreamWorks Animation SKG
6.875%, 08/15/20 144A	350	338
Felcor Lodging LP
5.625%, 03/01/23	325	336
H&E Equipment Services
7.000%, 09/01/22	208	214
Live Nation Entertainment
7.000%, 09/01/20 144A	300	322
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	455	467
Royal Caribbean Cruises
11.875%, 07/15/15	95	99
7.500%, 10/15/27	557	658
Sotheby’s
5.250%, 10/01/22 144A	450	440
Speedway Motorsports
6.750%, 02/01/19	338	350
Vail Resorts
6.500%, 05/01/19	128	132

		4,211

Energy — 16.6%
Chesapeake Energy
7.250%, 12/15/18	200	222
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	540	549

	Par (000)	Value (000)

Continental Resources
7.125%, 04/01/21	$650	$683
Denbury Resources
5.500%, 05/01/22	425	397
Global Marine
7.000%, 06/01/28	500	385
McDermott International
8.000%, 05/01/21 144A	600	414
Peabody Energy
6.500%, 09/15/20#	625	529
Plains Exploration & Production
6.875%, 02/15/23	500	534
Range Resources
6.750%, 08/01/20	460	484
Samson Investment
9.750%, 02/15/20	325	110

		4,307

Financials — 0.8%
BBVA US Senior SA Unipersonal
4.664%, 10/09/15	200	204

Food, Beverage & Tobacco — 1.3%
Constellation Brands
6.000%, 05/01/22	100	114
Post Holdings
6.750%, 12/01/21 144A	225	230

		344

Healthcare — 7.5%
DaVita HealthCare Partners
5.750%, 08/15/22	475	513
Endo Finance LLC & Endo Finco
7.000%, 07/15/19 144A	560	589
Halyard Health
6.250%, 10/15/22 144A	200	210
Select Medical
6.375%, 06/01/21	350	352
Tenet Healthcare Corp
6.000%, 10/01/20	250	272

		1,936

Industrials — 18.9%
Bombardier
7.750%, 03/15/20 144A	500	523
Erickson
8.250%, 05/01/20#	566	463
Howard Hughes
6.875%, 10/01/21 144A	250	263
K Hovnanian Enterprises
7.250%, 10/15/20 144A	550	573
KLX
5.875%, 12/01/22 144A	650	664
Masco
7.750%, 08/01/29	362	427
Owens-Illinois
7.800%, 05/15/18	280	315
PulteGroup
7.875%, 06/15/32	623	720
Springs Industries
6.250%, 06/01/21	250	244

See Notes to Schedules of Investments.

P N C    H i g h    Y i e l d    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Industrials — continued
USG
8.375%, 10/15/18 144A	$275	$286
7.875%, 03/30/20 144A	385	417

		4,895

Materials — 5.9%
APERAM
7.750%, 04/01/18 144A	65	68
ArcelorMittal
10.600%, 06/01/19	375	463
Chemtura
5.750%, 07/15/21	550	546
Eldorado Gold
6.125%, 12/15/20 144A	310	305
Silgan Holdings
5.500%, 02/01/22	150	157

		1,539

Real Estate Investment Trusts — 1.0%
RHP Hotel Properties LP
5.000%, 04/15/21	265	270

Retail — 4.7%
Hanesbrands
6.375%, 12/15/20	275	293
L Brands
8.500%, 06/15/19	375	453
Levi Strauss
7.625%, 05/15/20	175	183
Sally Holdings LLC
6.875%, 11/15/19	275	294

		1,223

Technology — 1.1%
Activision Blizzard
6.125%, 09/15/23 144A	250	277

Telecommunications — 3.5%
DigitalGlobe
5.250%, 02/01/21 144A	600	582
SBA Telecommunications
5.750%, 07/15/20	300	316

		898

Transportation — 1.9%
Jurassic Holdings III
6.875%, 02/15/21 144A	150	130
PHI
5.250%, 03/15/19	400	364

		494

Utilities — 2.5%
Calpine
7.875%, 01/15/23 144A	567	637

Total Corporate Bonds (Cost $25,122)		24,765

	Number of Shares	Value (000)
COMMON STOCKS — 0.8%
Automotive — 0.3%
General Motors	1,780	$67
Motors Liquidation GUC Trust	413	7

		74

Consumer Discretionary — 0.5%
Houghton Mifflin Harcourt*	6,325	125

Total Common Stocks (Cost $172)		199

WARRANTS — 0.0%
Automotive — 0.0%
General Motors, Cl A*	43	1
General Motors, Cl B*	43	1

Total Warrants (Cost $1)		2

MONEY MARKET FUND — 2.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	659,868	660

Total Money Market Fund (Cost $660)		660

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 98.9%
(Cost $25,955)		25,626

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 3.9%

Money Market Fund — 3.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,027,415	1,027

Total Short-Term Investment Purchased with Collateral From Securities Loaned
(Cost $1,027)		1,027

TOTAL INVESTMENTS — 102.8%
(Cost $26,982)**		26,653

Other Assets & Liabilities – (2.8)%		(734)

TOTAL NET ASSETS — 100.0%		$25,919

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $26,990.

Gross unrealized appreciation (000)	$712
Gross unrealized depreciation (000)	(1,049)

Net unrealized depreciation (000)	$(337)

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $982 (000).
(A)	Security fair valued using methods approved by the Board of Trustees. (B) Illiquid Security. Total value of illiquid securities is $0 (000) and represents 0.0% of net assets as of February 28, 2015.
(C)	Security in default.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $8,299 (000) and represents 32.0% of net assets as of February 28, 2015.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Common Stocks	$199	$–	$–	$199
Corporate Bonds	–	24,765	–	24,765
Money Market Fund	660	–	–	660
Warrants	2	–	–	2
Short-Term Investment Purchased with Collateral From Securities Loaned	1,027	–	–	1,027

Total Assets - Investments in Securities	$1,888	$24,765	$–	$26,653

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C    I n t e r m e d i a t e    B o n d    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 5.0%
Automotive — 2.1%
BMW Vehicle Lease Trust,
Series 2013-1, Cl A3
0.540%, 09/21/15	$7	$7
Honda Auto Receivables Owner Trust,
Series 2012-1, Cl A3
0.770%, 01/15/16	5	5
Honda Auto Receivables Owner Trust,
Series 2013-3, Cl A3
0.770%, 05/15/17	600	601
Honda Auto Receivables Owner Trust,
Series 2015-1, Cl A3
1.050%, 10/15/18	790	788
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A3
0.710%, 09/15/17	1,375	1,376
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A3
1.050%, 04/15/19	1,165	1,161
Nissan Auto Lease Trust,
Series 2013-A, Cl A3
0.610%, 04/15/16	904	904
Toyota Auto Receivables Owner Trust,
Series 2013-B Cl A3
0.890%, 07/17/17	20	20
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	1,105	1,104
Volkswagen Auto Loan Enhanced Trust,
Series 2013-1, Cl A3
0.560%, 08/21/17	1,400	1,400

		7,366

Credit Cards — 2.4%
American Express Credit Account Master Trust,
Series 2014-3, Cl A
1.490%, 04/15/20	945	949
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A
1.480%, 07/15/20	1,825	1,833
Citibank Credit Card Issuance Trust,
Series 2013-A3, Cl A3
1.110%, 07/23/18	1,405	1,410
Discover Card Execution Note Trust,
Series 2013-A2, Cl A2
0.690%, 08/15/18	1,540	1,540
Synchrony Credit Card Master Note Trust,
Series 2012-2, Cl A
2.220%, 01/15/22	850	854
Synchrony Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	1,825	1,820

		8,406

Equipment — 0.3%
John Deere Owner Trust,
Series 2012-A, Cl A3
0.750%, 03/15/16	1	1

	Par (000)	Value (000)

John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	$1,020	$1,017

		1,018

Utilities — 0.2%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	640	648

Total Asset-Backed Securities (Cost $17,422)		17,438

CORPORATE BONDS — 40.9%
Automotive — 0.2%
PACCAR Financial (MTN)
0.835%, 12/06/18 (A)	800	805

Cable — 2.5%
21st Century Fox America
3.000%, 09/15/22	1,020	1,036
DIRECTV Holdings LLC
4.600%, 02/15/21	2,460	2,675
Discovery Communications LLC
3.300%, 05/15/22	740	741
Thomson Reuters
3.850%, 09/29/24	1,300	1,341
Time Warner
3.400%, 06/15/22	1,020	1,046
Viacom
3.250%, 03/15/23	1,420	1,397
4.250%, 09/01/23	405	423

		8,659

Consumer Discretionary — 0.7%
Carnival
3.950%, 10/15/20	845	896
Hasbro
6.300%, 09/15/17	1,341	1,486

		2,382

Energy — 7.0%
Boardwalk Pipelines LP
3.375%, 02/01/23	1,205	1,118
BP Capital Markets PLC
3.245%, 05/06/22	1,775	1,823
Chevron
2.411%, 03/03/22	930	930
CNOOC Nexen Finance 2014 ULC
4.250%, 04/30/24	960	1,024
ConocoPhillips
6.000%, 01/15/20	15	18
2.875%, 11/15/21	2,565	2,607
Continental Resources
5.000%, 09/15/22	1,825	1,807
Devon Energy
0.691%, 12/15/15 (A)	975	974
Enterprise Products Operating LLC
2.550%, 10/15/19	585	591
EQT
5.150%, 03/01/18	495	529
4.875%, 11/15/21	1,145	1,200

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — continued
Exxon Mobil
0.281%, 03/15/17 (A)	$2,150	$2,151
Kinder Morgan Energy Partners LP
5.800%, 03/01/21	1,325	1,491
4.150%, 03/01/22	1,176	1,219
Nexen Energy
6.200%, 07/30/19	10	11
Petrobras Global Finance BV
5.375%, 01/27/21	950	855
Petroleos Mexicanos
6.000%, 03/05/20	805	912
3.500%, 07/23/20 144A	300	305
4.250%, 01/15/25 144A	410	413
Rowan
4.875%, 06/01/22	1,475	1,425
Southwestern Energy
4.100%, 03/15/22	1,090	1,074
Williams Partners LP
5.250%, 03/15/20	1,285	1,415
4.125%, 11/15/20	390	408

		24,300

Financials — 14.1%
Abbey National Treasury Services PLC
3.050%, 08/23/18	1,365	1,420
American Express
1.550%, 05/22/18	640	639
3.625%, 12/05/24	875	894
American Express Credit
0.763%, 07/29/16 (A)	1,155	1,158
American Honda Finance
0.754%, 10/07/16 (A)	1,250	1,256
2.125%, 10/10/18	10	10
American Honda Finance (MTN)
2.250%, 08/15/19	530	539
Bank of America (MTN)
5.625%, 07/01/20	665	765
3.300%, 01/11/23	910	923
4.000%, 04/01/24	255	269
4.200%, 08/26/24	1,150	1,191
Bank of Montreal (MTN)
0.709%, 09/11/15 (A)	2,325	2,330
BB&T (MTN)
2.250%, 02/01/19	1,200	1,213
6.850%, 04/30/19	10	12
BBVA Bancomer SA
4.375%, 04/10/24 144A	1,270	1,318
BNP Paribas SA (MTN)
1.250%, 12/12/16	15	15
2.700%, 08/20/18	710	731
Brixmor Operating Partnership LP
3.850%, 02/01/25	960	971
Canadian Imperial Bank of Commerce
0.777%, 07/18/16 (A)	690	693
Capital One Financial
6.150%, 09/01/16	525	561
3.500%, 06/15/23	1,745	1,781
Citigroup
4.875%, 05/07/15	1,636	1,648
6.125%, 11/21/17	788	880

	Par (000)	Value (000)

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/17	$5	$5
Credit Suisse
3.000%, 10/29/21	480	489
Deutsche Bank AG
1.400%, 02/13/17	820	821
1.350%, 05/30/17	455	455
General Electric Capital (GMTN)
3.150%, 09/07/22	780	812
Goldman Sachs Group
5.750%, 01/24/22	365	427
4.000%, 03/03/24	760	804
Goldman Sachs Group (GMTN)
5.375%, 03/15/20	415	470
Goldman Sachs Group (MTN)
3.850%, 07/08/24	510	533
HSBC Bank USA NA
4.875%, 08/24/20	1,215	1,349
HSBC Holdings PLC
5.100%, 04/05/21	20	23
John Deere Capital
0.542%, 10/11/16 (A)	575	577
John Deere Capital (MTN)
0.362%, 02/25/16 (A)	1,540	1,541
JPMorgan Chase
6.125%, 06/27/17	411	453
4.625%, 05/10/21	865	961
3.375%, 05/01/23	1,585	1,583
Korea Development Bank
1.000%, 01/22/16	1,000	1,001
Morgan Stanley
4.750%, 03/22/17	1,005	1,072
2.650%, 01/27/20	315	318
4.875%, 11/01/22	1,280	1,391
MUFG Americas Holdings
3.500%, 06/18/22	1,400	1,456
Royal Bank of Canada
1.200%, 09/19/18	1,560	1,556
1.875%, 02/05/20	2,400	2,387
Svenska Handelsbanken AB
3.125%, 07/12/16	660	680
Toronto-Dominion Bank (GMTN)
2.125%, 07/02/19	1,240	1,253
US Bancorp (MTN)
2.950%, 07/15/22	1,190	1,199
Wells Fargo
3.450%, 02/13/23	660	673
4.125%, 08/15/23	700	747
Wells Fargo (MTN)
3.300%, 09/09/24	765	786
4.100%, 06/03/26	575	603
Westpac Banking
2.250%, 07/30/18	1,355	1,378

		49,020

Food, Beverage & Tobacco — 2.2%
Anheuser-Busch InBev Finance
3.700%, 02/01/24	1,340	1,421
Coca-Cola
0.355%, 11/01/16 (A)	860	862
Diageo Capital PLC
2.625%, 04/29/23	1,180	1,169

See Notes to Schedules of Investments.

P N C    I n t e r m e d i a t e    B o n d    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Food, Beverage & Tobacco — continued
Mondelez International
2.250%, 02/01/19	$1,010	$1,014
PepsiCo
2.750%, 03/05/22	1,020	1,037
Sysco
3.000%, 10/02/21	850	877
Tyson Foods
3.950%, 08/15/24	1,065	1,126

		7,506

Healthcare — 1.3%
Amgen
3.875%, 11/15/21	1,245	1,336
Gilead Sciences
3.700%, 04/01/24	1,165	1,244
McKesson
0.638%, 09/10/15 (A)	1,370	1,371
Medtronic
1.375%, 04/01/18	625	624
WellPoint
1.250%, 09/10/15	25	25

		4,600

Industrials — 0.6%
Cintas No. 2
2.850%, 06/01/16	15	15
CRH America
4.125%, 01/15/16	1,220	1,251
Republic Services
5.000%, 03/01/20	850	946

		2,212

Insurance — 2.0%
ACE INA Holdings
2.600%, 11/23/15	500	507
Aon
3.500%, 09/30/15	1,310	1,331
Assurant
2.500%, 03/15/18	800	810
Berkshire Hathaway
3.750%, 08/15/21#	1,895	2,073
MetLife
4.368%, 09/15/23	645	716
TIAA Asset Management Finance LLC
2.950%, 11/01/19 144A	650	664
XLIT
2.300%, 12/15/18	805	814

		6,915

Materials — 1.5%
Allegheny Technologies
6.125%, 08/15/23	665	713
Cytec Industries
3.950%, 05/01/25	910	930
Freeport-McMoRan
3.550%, 03/01/22	1,875	1,716
Fresnillo PLC
5.500%, 11/13/23 144A	700	747
Packaging Corporation of America
4.500%, 11/01/23	1,055	1,130

		5,236

	Par (000)	Value (000)

Real Estate Investment Trusts — 2.1%
American Campus Communities Operating
Partnership LP
3.750%, 04/15/23	$1,570	$1,587
4.125%, 07/01/24	335	349
Boston Properties LP
5.625%, 11/15/20	1,060	1,223
Digital Realty Trust LP
5.875%, 02/01/20#	1,380	1,554
5.250%, 03/15/21	275	303
Realty Income
3.250%, 10/15/22	1,405	1,406
Ventas Realty LP
3.500%, 02/01/25	1,000	1,008

		7,430

Retail — 0.5%
eBay
2.600%, 07/15/22	520	495
Yum! Brands
3.750%, 11/01/21	1,200	1,244

		1,739

Sovereign Agency — 0.0%
Province of Ontario Canada
0.950%, 05/26/15	20	20

Technology — 2.3%
Apple
2.400%, 05/03/23	1,465	1,452
EMC
2.650%, 06/01/20	995	1,012
Hewlett-Packard
4.375%, 09/15/21	1,145	1,241
Intel
1.350%, 12/15/17	20	20
2.700%, 12/15/22	1,210	1,220
KLA-Tencor
4.125%, 11/01/21	1,750	1,837
Microsoft
2.375%, 02/12/22	485	487
Oracle
2.500%, 10/15/22	15	15
Xilinx
3.000%, 03/15/21	605	622

		7,906

Telecommunications — 1.9%
AT&T
5.500%, 02/01/18	1,077	1,185
3.900%, 03/11/24#	575	599
Telefonica Emisiones SA Unipersonal
5.134%, 04/27/20	685	774
Verizon Communications
5.150%, 09/15/23	2,405	2,759
Vodafone Group PLC
1.500%, 02/19/18	1,085	1,080

		6,397

Transportation — 0.6%
Burlington Northern Santa Fe LLC
3.050%, 09/01/22	1,785	1,829

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Transportation — continued
ERAC USA Finance LLC
2.800%, 11/01/18 144A	$250	$256

		2,085

Utilities — 1.4%
Berkshire Hathaway Energy
3.500%, 02/01/25	730	762
Exelon Generation LLC
4.000%, 10/01/20	2,250	2,383
Metropolitan Edison
7.700%, 01/15/19	900	1,074
PPL Capital Funding
3.500%, 12/01/22	495	511

		4,730

Total Corporate Bonds (Cost $138,882)		141,942

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATION — 0.0%
Government National Mortgage Association — 0.0%
5.500%, 05/15/17	5	5

Total U.S. Government Agency Mortgage-Backed Obligation (Cost $5)		5

U.S. TREASURY OBLIGATIONS — 51.0%
U.S. Treasury Notes — 51.0%
3.000%, 09/30/16	21,737	22,596
2.375%, 08/15/24	5,045	5,210
1.625%, 07/31/19	19,230	19,394
1.625%, 08/15/22	1,005	990
1.500%, 08/31/18	4,430	4,475
1.250%, 08/31/15	11,630	11,694
1.250%, 10/31/15	12,790	12,881
1.250%, 01/31/19	36,460	36,372
1.000%, 03/31/17	12,045	12,124
0.875%, 12/31/16	7,600	7,641
0.375%, 01/15/16	43,595	43,656

Total U.S. Treasury Obligations (Cost $176,244)		177,033

	Number of Shares	Value (000)
MONEY MARKET FUND — 2.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	9,556,991	$9,557

Total Money Market Fund (Cost $9,557)		9,557

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.6% (Cost $342,110)		345,975

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.1%

Money Market Fund — 1.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	3,841,236	3,841

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $3,841)		3,841

TOTAL INVESTMENTS — 100.7% (Cost $345,951)*		349,816

Other Assets & Liabilities – (0.7)%		(2,520)

TOTAL NET ASSETS — 100.0%		$347,296

*	Aggregate cost for Federal income tax purposes is (000) $346,296.

Gross unrealized appreciation (000)	$4,144
Gross unrealized depreciation (000)	(624)

Net unrealized appreciation (000)	$3,520

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $3,755 (000).
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2015.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $3,703 (000) and represents 1.1% of net assets as of February 28, 2015.

See Notes to Schedules of Investments.

P N C    I n t e r m e d i a t e    B o n d    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Asset-Backed Securities	$–	$17,438	$–	$17,438
Corporate Bonds	–	141,942	–	141,942
Money Market Fund	9,557	–	–	9,557
Short-Term Investment Purchasedwith Collateral From Securities Loaned	3,841	–	–	3,841
U.S. Government Agency Mortgage- Backed Obligation	–	5	–	5
U.S. Treasury Obligations	–	177,033	–	177,033

Total Assets - Investments in Securities	$13,398	$336,418	$–	$349,816

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C     L i m i t e d    M a t u r i t y     B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    (U n a u d i t e d)

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 17.9%
Automotive — 9.6%
Bank of America Auto Trust,
Series 2012-1, Cl A3
0.780%, 06/15/16	$42	$42
BMW Vehicle Owner Trust,
Series 2013-A, Cl A3
0.670%, 11/27/17	5,122	5,125
Ford Credit Auto Lease Trust,
Series 2013-A, Cl A3
0.600%, 03/15/16	917	917
Ford Credit Auto Owner Trust,
Series 2014-A, Cl A3
0.790%, 05/15/18	2,320	2,319
Honda Auto Receivables Owner Trust,
Series 2013-2, Cl A3
0.530%, 02/16/17	2,867	2,866
Honda Auto Receivables Owner Trust,
Series 2013-3, Cl A3
0.770%, 05/15/17	1,380	1,381
Honda Auto Receivables Owner Trust,
Series 2015-1, Cl A3
1.050%, 10/15/18	1,980	1,976
Hyundai Auto Receivables Trust,
Series 2010-B, Cl A4
1.630%, 03/15/17	813	813
Hyundai Auto Receivables Trust,
Series 2014-A, Cl A3
0.790%, 07/16/18	1,035	1,034
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A3
1.050%, 04/15/19	1,615	1,610
Nissan Auto Lease Trust,
Series 2013-A, Cl A3
0.610%, 04/15/16	1,350	1,350
Nissan Auto Receivables Owner Trust,
Series 2011-B, Cl A3
0.950%, 02/16/16	38	38
Nissan Auto Receivables Owner Trust,
Series 2013-B, Cl A4
1.310%, 10/15/19	3,110	3,123
Toyota Auto Receivables Owner Trust,
Series 2014-C, Cl A3
0.930%, 07/16/18	1,490	1,489
Toyota Auto Receivables Owner Trust,
Series 2015-A, Cl A3
1.120%, 02/15/19	2,280	2,279
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	1,305	1,304
Volkswagen Auto Loan Enhanced Trust,
Series 2013-2, Cl A3
0.700%, 04/20/18	3,230	3,224

		30,890

Credit Cards — 5.5%
American Express Credit Account Master Trust,
Series 2013-3, Cl A
0.980%, 05/15/19	4,450	4,453

	Par (000)	Value (000)

Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A
1.480%, 07/15/20	$2,670	$2,682
Chase Issuance Trust,
Series 2014-A1, Cl A1
1.150%, 01/15/19	5,860	5,875
Citibank Credit Card Issuance Trust,
Series 2014-A4, Cl A4
1.230%, 04/24/19	4,600	4,604

		17,614

Equipment — 2.0%
John Deere Owner Trust,
Series 2013-A, Cl A3
0.600%, 03/15/17	4,286	4,291
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	2,235	2,230

		6,521

Utilities — 0.8%
CenterPoint Energy Transition Bond LLC,
Series 2012-1 Cl A1
0.900%, 04/15/18	2,601	2,606

Total Asset-Backed Securities (Cost $57,628)		57,631

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.5%
Fannie Mae, Series 2003-86, Cl PY
4.500%, 09/25/18	1,167	1,220
Fannie Mae, Series 2003-97, Cl DG
5.000%, 10/25/18	888	938
Fannie Mae, Series 2011-29, Cl PE
3.500%, 09/25/36	548	555
Freddie Mac, Series 2682, Cl LC
4.500%, 07/15/32	637	652
Freddie Mac, Series 2828, Cl JE
4.500%, 07/15/19	1,195	1,254
Freddie Mac, Series 3535, Cl CA
4.000%, 05/15/24	367	381
Freddie Mac, Series 3564, Cl JA
4.000%, 01/15/18	1,130	1,169
Freddie Mac, Series 3741, Cl PA
2.150%, 02/15/35	3,316	3,378
Freddie Mac, Series 3786, Cl GN
4.000%, 08/15/35	1,481	1,552
Ginnie Mae, Series 2010-30, Cl NG
3.000%, 04/16/33	266	267

Total Collateralized Mortgage Obligations (Cost $11,420)		11,366

See Notes to Schedules of Investments.

P N C    L i m i t e d    M a t u r i t y    B o n d    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    (U n a u d i t e d)

	Par (000)	Value (000)
COMMERCIAL MORTGAGE-BACKED SECURITY — 0.2%
Freddie Mac Multi-Family Structured Pass Thru
Certificates, Series K501, Cl A1
1.337%, 06/25/16	$499	$499

Total Commercial Mortgage-Backed Security (Cost $499)		499

CORPORATE BONDS — 28.8%
Automotive — 2.5%
Daimler Finance North America LLC
1.250%, 01/11/16 144A	1,400	1,407
1.650%, 03/02/18 144A	700	703
Toyota Motor Credit (MTN)
2.050%, 01/12/17	2,200	2,249
1.450%, 01/12/18	585	589
Volkswagen Group of America Finance LLC
1.250%, 05/23/17 144A	1,950	1,948
Volkswagen International Finance NV
1.150%, 11/20/15 144A	1,300	1,305

		8,201

Cable — 2.2%
DIRECTV Holdings LLC
3.125%, 02/15/16	1,225	1,250
2.400%, 03/15/17	385	392
Thomson Reuters
0.875%, 05/23/16	1,420	1,418
1.300%, 02/23/17	210	210
1.650%, 09/29/17	605	606
Time Warner Cable
5.850%, 05/01/17	1,415	1,542
Viacom
6.250%, 04/30/16	1,465	1,554

		6,972

Consumer Discretionary — 0.6%
Carnival
1.200%, 02/05/16	1,860	1,865

Energy — 1.1%
BP Capital Markets PLC
1.674%, 02/13/18	500	502
Kinder Morgan
2.000%, 12/01/17	895	897
Marathon Oil
0.900%, 11/01/15	1,700	1,699
TransCanada PipeLines
1.875%, 01/12/18	520	524

		3,622

Financials — 14.5%
Abbey National Treasury Services PLC
1.650%, 09/29/17	3,300	3,310
American Express Credit
1.300%, 07/29/16	800	804
American Express Credit (MTN)
1.550%, 09/22/17	520	523
Bank of America (MTN)
1.350%, 11/21/16	1,500	1,500
Bank of America NA
5.300%, 03/15/17	1,671	1,793
BNP Paribas SA (MTN)
1.250%, 12/12/16	1,350	1,357

	Par (000)	Value (000)

1.375%, 03/17/17	$1,100	$1,101
Capital One Financial
1.000%, 11/06/15	2,705	2,709
Citigroup
4.450%, 01/10/17	2,620	2,762
Commonwealth Bank of Australia
1.125%, 03/13/17	2,200	2,202
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/17	2,200	2,292
Credit Suisse
1.750%, 01/29/18	450	450
Credit Suisse (GMTN)
1.375%, 05/26/17	1,450	1,453
Deutsche Bank AG
1.400%, 02/13/17	1,700	1,703
1.350%, 05/30/17	1,700	1,701
General Electric Capital
2.900%, 01/09/17	1,500	1,555
Goldman Sachs Group
2.375%, 01/22/18	2,700	2,749
HSBC USA
1.625%, 01/16/18	1,400	1,402
JPMorgan Chase
3.150%, 07/05/16	1,675	1,721
JPMorgan Chase (MTN)
1.350%, 02/15/17	1,600	1,604
Morgan Stanley
4.750%, 03/22/17	2,205	2,352
MUFG Americas Holdings
1.625%, 02/09/18	535	534
National Australia Bank (MTN)
2.750%, 03/09/17	2,450	2,530
Royal Bank of Canada
1.125%, 07/22/16	3,100	3,115
UBS AG (MTN)
1.375%, 08/14/17	700	700
Wells Fargo
3.676%, 06/15/16 (A)	780	809
Wells Fargo (MTN)
2.100%, 05/08/17	1,540	1,573
Westpac Banking
1.200%, 05/19/17	360	360

		46,664

Food, Beverage & Tobacco — 1.2%
Anheuser-Busch
5.600%, 03/01/17	1,200	1,301
Kellogg
1.750%, 05/17/17	1,180	1,190
Kraft Foods Group
1.625%, 06/04/15	900	903
Nabisco
7.550%, 06/15/15	633	645

		4,039

Healthcare — 1.0%
Amgen
1.250%, 05/22/17	1,775	1,774
Teva Pharmaceutical Finance II BV
3.000%, 06/15/15	1,600	1,611

		3,385

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Industrials — 1.0%
Amphenol
1.550%, 09/15/17	$1,560	$1,563
Caterpillar Financial Services (MTN)
1.250%, 08/18/17	850	854
Enterprise Products Operating LLC
1.250%, 08/13/15	950	952

		3,369

Materials — 0.4%
Rio Tinto Finance USA PLC
1.375%, 06/17/16	1,415	1,424

Real Estate Investment Trust — 0.3%
Realty Income
2.000%, 01/31/18	836	841

Retail — 0.4%
Walgreen
1.800%, 09/15/17	1,255	1,268

Technology — 1.1%
Hewlett-Packard
3.000%, 09/15/16	1,550	1,596
Johnson Controls
5.500%, 01/15/16	1,785	1,858

		3,454

Telecommunications — 1.5%
AT&T
5.500%, 02/01/18	2,150	2,366
Verizon Communications
2.500%, 09/15/16	1,618	1,655
1.350%, 06/09/17	685	685

		4,706

Utilities — 1.0%
Berkshire Hathaway Energy
1.100%, 05/15/17	1,450	1,447
NextEra Energy Capital Holdings
1.200%, 06/01/15	1,725	1,727

		3,174

Total Corporate Bonds (Cost $92,751)		92,984

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 4.6%
Federal Home Loan Mortgage Corporation — 0.6%
6.000%, 05/01/21	212	225
5.500%, 03/01/22	225	244
5.500%, 04/01/22	290	315
4.500%, 02/01/19	184	194
4.500%, 05/01/19	630	662
2.281%, 03/01/36 (B)	337	359

		1,999

Federal National Mortgage Association — 4.0%
6.000%, 09/01/16	32	33
5.500%, 09/01/17	116	123
5.500%, 10/01/17	48	51
5.500%, 11/01/18	152	161
5.000%, 06/01/18	132	140

	Par (000)	Value (000)
5.000%, 12/01/21	$218	$230
4.500%, 06/01/21	603	632
4.000%, 08/01/21	365	389
3.500%, 01/01/24	2,599	2,760
3.000%, 01/01/22	1,670	1,751
3.000%, 06/01/22	2,302	2,413
3.000%, 10/01/23	1,807	1,895
2.449%, 04/01/35 (B)	435	465
2.415%, 11/01/32 (B)	35	37
2.256%, 09/01/36 (B)	394	423
2.233%, 12/01/34 (B)	223	238
2.212%, 01/01/36 (B)	396	421
2.091%, 07/01/34 (B)	300	324
2.062%, 08/01/33 (B)	280	299

		12,785

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $14,341)		14,784

U.S. TREASURY OBLIGATIONS — 43.0%
U.S. Treasury Notes — 43.0%
0.875%, 05/15/17	9,570	9,604
0.875%, 08/15/17	12,435	12,445
0.750%, 01/15/17	23,940	24,011
0.750%, 10/31/17	16,390	16,314
0.625%, 07/15/16	6,160	6,178
0.625%, 11/15/16	25,110	25,143
0.375%, 02/15/16	14,505	14,521
0.250%, 08/15/15	2,470	2,472
0.250%, 12/15/15	12,840	12,845
0.250%, 05/15/16	15,305	15,288

Total U.S. Treasury Obligations (Cost $138,609)		138,821

	Number of Shares
MONEY MARKET FUND — 2.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	6,737,756	6,738

Total Money Market Fund (Cost $6,738)		6,738

TOTAL INVESTMENTS — 100.1% (Cost $321,986)*		322,823

Other Assets & Liabilities – (0.1)%		(182)

TOTAL NET ASSETS — 100.0%		$322,641

See Notes to Schedules of Investments.

P N C    L i m i t e d    M a t u r i t y    B o n d    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    (U n a u d i t e d)

*	Aggregate cost for Federal income tax purposes is (000) $321,990.

Gross unrealized appreciation (000)	$994
Gross unrealized depreciation (000)	(161)

Net unrealized appreciation (000)	$833

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	Stepped Coupon Bond — the rate shown is the rate in effect on February 28, 2015.
(B)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2015.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $5,363 (000) and represents 1.7% of net assets as of February 28, 2015.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Asset-Backed Securities	$–	$57,631	$–	$57,631
Collateralized Mortgage Obligations	–	11,366	–	11,366
Commercial Mortgage-Backed Security	–	499	–	499
Corporate Bonds	–	92,984	–	92,984
Money Market Fund	6,738	–	–	6,738
U.S. Government Agency Mortgage- Backed Obligations	–	14,784	–	14,784
U.S. Treasury Obligations	–	138,821	–	138,821

Total Assets - Investments in Securities	$6,738	$316,085	$–	$322,823

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C    T o t a l    R e t u r n    A d v a n t a g e    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    (U n a u d i t e d)

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 3.6%
Automotive — 0.9%
Honda Auto Receivables Owner Trust,
Series 2014-3, Cl A3
0.880%, 06/15/18	$720	$719
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A2
0.680%, 10/16/17	1,000	1,000
Nissan Auto Lease Trust,
Series 2013-A, Cl A3
0.610%, 04/15/16	21	21
Volkswagen Auto Lease Trust,
Series 2013-A, Cl A3
0.840%, 07/20/16	25	25

		1,765

Credit Cards — 1.6%
American Express Credit Account Master Trust,
Series 2014-2, Cl A
1.260%, 01/15/20	1,215	1,215
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A
1.480%, 07/15/20	1,080	1,085
Synchrony Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	865	863

		3,163

Equipment — 0.5%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	915	913

Utilities — 0.6%
Atlantic City Electric Transition Funding LLC,
Series 2002-1, Cl A4
5.550%, 10/20/23	1,175	1,307

Total Asset-Backed Securities
(Cost $7,026)		7,148

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
CD Commercial Mortgage Trust,
Series 2007-CD4, Cl ASB
5.278%, 12/11/49	537	541
Credit Suisse First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	1,694	1,717
Morgan Stanley Capital I Trust,
Series 2007-HQ11, Cl A31
5.439%, 02/12/44	81	81
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Cl A2
5.421%, 04/15/47	132	132

Total Commercial Mortgage-Backed Securities (Cost $2,388)		2,471

CORPORATE BONDS — 37.0%
Aerospace — 0.7%
Spirit AeroSystems
6.750%, 12/15/20	640	680

	Par (000)	Value (000)

United Technologies
4.500%, 06/01/42	$605	$674

		1,354

Automotive — 0.4%
Lear
8.125%, 03/15/20	125	131
5.375%, 03/15/24	475	489
Titan International
6.875%, 10/01/20	275	250

		870

Cable — 3.1%
21st Century Fox America
8.450%, 08/01/34	1,000	1,498
AMC Networks
7.750%, 07/15/21	513	563
Belo
7.750%, 06/01/27	590	655
Comcast
4.250%, 01/15/33	305	329
DIRECTV Holdings LLC
4.600%, 02/15/21	405	440
4.450%, 04/01/24	395	422
Sinclair Television Group
6.375%, 11/01/21	260	275
Time Warner Cable
4.500%, 09/15/42	690	690
Time Warner Entertainment LP
8.375%, 03/15/23	350	466
Viacom
3.250%, 03/15/23	830	817

		6,155

Consumer Discretionary — 0.3%
Hasbro
6.300%, 09/15/17	460	510

Consumer Services — 2.3%
Avon Products
5.000%, 03/15/23#	670	607
Cedar Fair LP
5.250%, 03/15/21	375	385
DreamWorks Animation SKG
6.875%, 08/15/20 144A	375	362
Felcor Lodging LP
5.625%, 03/01/23	400	413
H&E Equipment Services
7.000%, 09/01/22	175	180
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	775	795
Royal Caribbean Cruises
7.500%, 10/15/27	327	387
Sotheby’s
5.250%, 10/01/22 144A	272	266
Speedway Motorsports
6.750%, 02/01/19	623	645
5.125%, 02/01/23 144A	185	190
Vail Resorts
6.500%, 05/01/19	483	499

		4,729

See Notes to Schedules of Investments.

P N C    T o t a l    R e t u r n    A d v a n t a g e    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    (U n a u d i t e d)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — 7.7%
Boardwalk Pipelines LP
3.375%, 02/01/23	$925	$858
BP Capital Markets PLC
3.245%, 05/06/22	250	257
Burlington Resources Finance
7.200%, 08/15/31	375	519
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	625	636
CNOOC Nexen Finance 2014 ULC
4.250%, 04/30/24	600	640
ConocoPhillips
6.500%, 02/01/39	300	410
Continental Resources
5.000%, 09/15/22	1,000	990
Denbury Resources
5.500%, 05/01/22	515	482
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/20	670	770
EQT
4.875%, 11/15/21	915	959
Exelon Generation LLC
2.950%, 01/15/20	100	101
Freeport-McMoran Oil & Gas LLC
6.875%, 02/15/23	375	400
Global Marine
7.000%, 06/01/28	500	385
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	715	868
McDermott International
8.000%, 05/01/21 144A	460	317
Nexen Energy ULC
5.875%, 03/10/35	410	486
ONEOK Partners LP
6.125%, 02/01/41	385	401
Peabody Energy
6.500%, 09/15/20#	836	707
Petrobras Global Finance BV
6.250%, 03/17/24#	400	369
5.375%, 01/27/21	10	9
3.000%, 01/15/19	600	520
Petroleos Mexicanos
6.000%, 03/05/20	425	481
4.250%, 01/15/25 144A	165	166
Range Resources
6.750%, 08/01/20	401	422
Rowan
4.875%, 06/01/22	635	613
4.750%, 01/15/24#	425	409
Samson Investment
9.750%, 02/15/20	450	153
Southwestern Energy
4.100%, 03/15/22	620	611
Tesoro
5.375%, 10/01/22	500	527
Whiting Petroleum
6.500%, 10/01/18	495	504
Williams
4.550%, 06/24/24	545	532

		15,502

	Par (000)	Value (000)

Financials — 6.7%
American Express Credit (GMTN)
2.250%, 08/15/19	$635	$641
Bank of America
6.250%, 09/29/49 (A)	460	473
Bank of America (MTN)
5.625%, 07/01/20	700	805
4.200%, 08/26/24	495	513
4.000%, 04/01/24	175	185
BBVA Bancomer SA
4.375%, 04/10/24 144A	650	674
Citigroup
6.125%, 11/21/17	325	363
5.500%, 09/13/25	560	634
Goldman Sachs Group
5.750%, 01/24/22	250	292
Goldman Sachs Group (GMTN)
5.375%, 03/15/20	190	215
HSBC Bank USA NA
4.875%, 08/24/20	675	749
HSBC Holdings PLC
5.250%, 03/14/44	500	571
International Lease Finance
4.875%, 04/01/15	60	60
JPMorgan Chase
7.900%, 04/29/49 (A)	615	664
4.625%, 05/10/21	540	600
3.375%, 05/01/23	740	739
Morgan Stanley
4.875%, 11/01/22	560	608
4.750%, 03/22/17	780	832
Royal Bank of Canada
1.200%, 09/19/18	1,600	1,596
Royal Bank of Scotland Group PLC
5.125%, 05/28/24	650	689
Wells Fargo
7.980%, 03/29/49 (A)	125	137
5.900%, 12/29/49 (A)	675	704
Wells Fargo (MTN)
3.300%, 09/09/24	630	647

		13,391

Food, Beverage & Tobacco — 0.6%
HJ Heinz
4.250%, 10/15/20	150	152
Kraft Foods Group
5.000%, 06/04/42	500	541
Sysco
4.350%, 10/02/34	555	585

		1,278

Healthcare — 1.1%
DaVita HealthCare Partners
5.750%, 08/15/22	485	523
Endo Finance LLC & Endo Finco
7.000%, 07/15/19 144A	601	632
Johnson & Johnson
5.950%, 08/15/37	536	743
Select Medical
6.375%, 06/01/21	340	342

		2,240

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Industrials — 2.9%
Avnet
4.875%, 12/01/22	$580	$622
Ball
6.750%, 09/15/20	230	238
4.000%, 11/15/23	375	368
Bombardier
7.750%, 03/15/20 144A	450	470
CNH Industrial Capital LLC
6.250%, 11/01/16	835	883
CRH America
4.125%, 01/15/16	225	231
Erickson
8.250%, 05/01/20#	380	311
General Electric
4.125%, 10/09/42	470	502
Harsco
5.750%, 05/15/18	350	368
KLX
5.875%, 12/01/22 144A	425	434
Masco
7.750%, 08/01/29	125	148
Owens-Brockway Glass Container
7.375%, 05/15/16	495	527
Owens-Illinois
7.800%, 05/15/18	10	11
PulteGroup
7.875%, 06/15/32	498	575
USG
7.875%, 03/30/20 144A	180	195

		5,883

Insurance — 1.0%
Aon
3.500%, 09/30/15	530	539
MetLife
6.400%, 12/15/66	460	538
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	625	718
TIAA Asset Management Finance LLC
2.950%, 11/01/19 144A	175	179

		1,974

Materials — 2.1%
Allegheny Technologies
6.125%, 08/15/23	475	509
APERAM
7.750%, 04/01/18 144A	480	499
ArcelorMittal
7.750%, 10/15/39	525	563
7.000%, 02/25/22	190	214
Cascades
7.875%, 01/15/20	331	345
Freeport-McMoRan
3.550%, 03/01/22	935	856
Fresnillo PLC
5.500%, 11/13/23 144A	575	614
PolyOne
7.375%, 09/15/20	590	626

		4,226

	Par (000)	Value (000)

Real Estate Investment Trusts — 1.5%
American Campus Communities Operating
Partnership LP
4.125%, 07/01/24	$875	$911
Digital Realty Trust LP
5.875%, 02/01/20#	935	1,053
Realty Income
3.250%, 10/15/22	1,015	1,016

		2,980

Retail — 1.9%
eBay
2.875%, 08/01/21	450	445
Hanesbrands
6.375%, 12/15/20	690	735
L Brands
8.500%, 06/15/19	434	524
7.000%, 05/01/20	10	12
Levi Strauss
7.625%, 05/15/20	300	315
Sally Holdings LLC
6.875%, 11/15/19	600	640
Wal-Mart Stores
5.625%, 04/01/40	325	420
5.250%, 09/01/35	540	667

		3,758

Technology — 1.7%
Apple
3.850%, 05/04/43	1,035	1,046
Hewlett-Packard
4.375%, 09/15/21	140	152
KLA-Tencor
4.125%, 11/01/21	995	1,044
Oracle
4.300%, 07/08/34	630	688
Xilinx
3.000%, 03/15/21	515	529

		3,459

Telecommunications — 1.2%
AT&T
6.300%, 01/15/38	365	432
DigitalGlobe
5.250%, 02/01/21 144A	145	141
GTE
6.940%, 04/15/28	1,135	1,466
SBA Telecommunications
5.750%, 07/15/20	425	447

		2,486

Transportation — 0.8%
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	620	675
ERAC USA Finance LLC
5.625%, 03/15/42 144A	500	575
Jurassic Holdings III
6.875%, 02/15/21 144A	320	277
PHI
5.250%, 03/15/19	155	141

		1,668

See Notes to Schedules of Investments.

P N C    T o t a l     R e t u r n    A d v a n t a g e    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    (U n a u d i t e d)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Utilities — 1.0%
Calpine
7.875%, 01/15/23 144A	$379	$426
DPL
6.500%, 10/15/16	498	525
Exelon Generation LLC
4.000%, 10/01/20	935	991

		1,942

Total Corporate Bonds (Cost $72,404)		74,405

MUNICIPAL BOND — 0.3%
Texas — 0.3%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	505	611

Total Municipal Bond (Cost $532)		611

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 23.2%
Federal Home Loan Mortgage Corporation — 2.0%
8.000%, 10/01/29	2	2
7.500%, 03/01/27	1	2
7.500%, 09/01/30	1	1
6.000%, 12/01/35	606	692
5.500%, 09/01/37	68	77
5.500%, 01/01/38	2	2
4.500%, 03/01/40	535	589
4.500%, 06/01/41	1,037	1,128
3.500%, 06/01/42	994	1,042
2.281%, 03/01/36 (A)	392	418

		3,953

Federal National Mortgage Association — 18.8%
8.000%, 08/01/27	17	19
8.000%, 09/01/27	3	3
7.500%, 08/01/26	2	2
7.500%, 10/01/27	10	11
7.500%, 04/01/31	3	4
7.500%, 08/01/31	4	5
7.000%, 04/01/27	2	3
7.000%, 11/01/27	6	8
7.000%, 04/01/29	2	2
7.000%, 08/01/32	1	1
5.500%, 05/01/33	3	4
5.500%, 12/01/33	12	14
5.500%, 04/01/34	338	382
5.500%, 06/01/34	14	16
5.500%, 03/01/36	11	13
5.500%, 07/01/37	15	17
5.500%, 05/01/38	27	31
5.000%, 07/01/33	24	27
5.000%, 08/01/37	355	394
5.000%, 03/01/40	449	503
5.000%, 07/01/40	60	67
5.000%, 08/01/40	666	740
4.500%, 02/01/39	452	491
4.500%, 06/01/39	536	582
4.500%, 10/01/39	55	60
4.500%, 05/01/40	2,351	2,570

	Par (000)	Value (000)

4.500%, 07/01/40	$9	$10
4.500%, 11/01/40	1,326	1,446
4.500%, 02/01/41	183	200
4.500%, 08/01/41	24	26
4.000%, 10/01/25	543	579
4.000%, 11/01/40	1,460	1,567
4.000%, 01/01/41	79	85
4.000%, 02/01/41	1,733	1,860
4.000%, 11/01/41	26	28
4.000%, 12/01/41	60	64
4.000%, 01/01/42	66	72
4.000%, 02/01/42	1,908	2,046
4.000%, 07/01/42	1,808	1,941
3.500%, 02/01/26	268	285
3.500%, 09/01/26	30	31
3.500%, 11/01/26	379	403
3.500%, 01/01/28	2,039	2,164
3.500%, 03/01/41	2,086	2,191
3.500%, 01/01/42	41	43
3.500%, 06/01/42	1,548	1,627
3.500%, 08/01/42	1,226	1,287
3.500%, 09/01/42	48	50
3.500%, 10/01/42	1,624	1,705
3.500%, 11/01/42	1,982	2,081
3.000%, 06/01/27	1,012	1,062
3.000%, 10/01/27	877	920
3.000%, 11/01/42	2,379	2,429
3.000%, 04/01/43	3,035	3,098
2.500%, 11/01/27	2,505	2,572

		37,841

Government National Mortgage Association — 2.4%
10.000%, 05/15/19	1	1
9.000%, 11/15/16	1	1
9.000%, 11/15/19	2	2
9.000%, 06/15/21	19	20
9.000%, 08/15/21	6	6
9.000%, 09/15/21	12	12
8.500%, 08/15/27	14	14
8.000%, 09/15/27	6	6
7.500%, 10/15/29	22	23
7.500%, 12/15/29	2	2
7.000%, 02/15/17	12	12
7.000%, 05/20/24	1	2
7.000%, 04/15/26	1	1
7.000%, 01/15/27	2	2
7.000%, 09/15/27	2	2
7.000%, 10/15/27	23	24
7.000%, 12/15/27	2	2
7.000%, 04/15/29	2	2
6.000%, 04/15/29	3	4
4.500%, 08/15/39	865	949
4.500%, 06/15/41	24	28
4.000%, 09/15/41	1,716	1,847
3.500%, 07/15/42	1,691	1,780
3.500%, 12/20/42	38	40

		4,782

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $45,635)		46,576

See Notes to Schedules of Investments.

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 29.1%
U.S. Treasury Bonds — 6.5%
4.500%, 02/15/36	$2,185	$2,948
3.750%, 08/15/41	2,640	3,253
3.125%, 08/15/44	3,265	3,618
1.250%, 10/31/19	3,290	3,259

		13,078

U.S. Treasury Notes — 22.6%
3.000%, 09/30/16	2,090	2,173
2.625%, 11/15/20	745	784
2.375%, 08/15/24	1,250	1,291
1.625%, 07/31/19	870	877
1.625%, 08/15/22	105	103
1.250%, 08/31/15	3,590	3,610
1.250%, 10/31/15	4,585	4,617
1.250%, 01/31/19	370	369
0.375%, 03/15/15	3,090	3,090
0.375%, 04/15/15	8,615	8,618
0.375%, 01/15/16	5,120	5,127
0.250%, 05/15/15	14,805	14,810

		45,469

Total U.S. Treasury Obligations (Cost $57,811)		58,547

	Number of Shares	Value (000)
COMMON STOCK — 0.1%
Consumer Discretionary — 0.1%
Houghton Mifflin Harcourt*	14,758	$292

Total Common Stock (Cost $166)		292

MONEY MARKET FUND — 6.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	12,010,189	12,010

Total Money Market Fund (Cost $12,010)		12,010

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 100.5% (Cost $197,972)		202,060

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.8%

Money Market Fund — 1.8%
PNC Advantage Institutional Money Market
Fund, Institutional Shares†	3,529,026	3,529

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $3,529)		3,529

TOTAL INVESTMENTS — 102.3% (Cost $201,501)**		205,589

Other Assets & Liabilities – (2.3)%		(4,641)

TOTAL NET ASSETS — 100.0%		$200,948

*	Non-income producing security

** Aggregate cost for Federal income tax purposes is (000) $201,572.

Gross unrealized appreciation (000)	$5,698
Gross unrealized depreciation (000)	(1,681)

Net unrealized appreciation (000)	$4,017

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $3,399 (000).
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2015.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $7,930 (000) and represents 3.9% of net assets as of February 28, 2015.

See Notes to Schedules of Investments.

P N C    T o t a l    R e t u r n    A d v a n t a g e    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    (U n a u d i t e d)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Asset-Backed Securities	$–	$7,148	$–	$7,148
Commercial Mortgage-Backed Securities	–	2,471	–	2,471
Common Stock	292	–	–	292
Corporate Bonds	–	74,405	–	74,405
Money Market Fund	12,010	–	–	12,010
Municipal Bond	–	611	–	611
Short-Term Investment Purchased with Collateral From Securities Loaned	3,529	–	–	3,529
U.S. Government Agency Mortgage-Backed Obligations	–	46,576	–	46,576
U.S. Treasury Obligations	–	58,547	–	58,547

Total Assets - Investments in Securities	$15,831	$189,758	$–	$205,589

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C    U l t r a    S h o r t    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    (U n a u d i t e d)

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 19.5%
Automotive — 12.4%
Bank of America Auto Trust,
Series 2012-1, Cl A4
1.030%, 12/15/16	$7,625	$7,640
BMW Vehicle Owner Trust,
Series 2013-A, Cl A2
0.410%, 02/25/16	150	151
Ford Credit Auto Lease Trust,
Series 2013-A, Cl A3
0.600%, 03/15/16	2,161	2,161
Ford Credit Auto Owner Trust,
Series 2014-A, Cl A3
0.790%, 05/15/18	3,240	3,239
Honda Auto Receivables Owner Trust,
Series 2013-2, Cl A3
0.530%, 02/16/17	5,641	5,640
Honda Auto Receivables Owner Trust,
Series 2015-1, Cl A2
0.700%, 06/15/17	1,900	1,899
Hyundai Auto Receivables Trust,
Series 2010-B, Cl A4
1.630%, 03/15/17	1,793	1,794
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A3
0.710%, 09/15/17	2,955	2,957
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A4
1.010%, 02/15/19	3,915	3,915
Mercedes Benz Auto Lease Trust,
Series 2015-A, Cl A2A
0.780%, 02/15/17	4,510	4,511
Nissan Auto Lease Trust,
Series 2014-B, Cl A2A
0.730%, 04/17/17	5,685	5,687
Toyota Auto Receivables Owner Trust,
Series 2013-B Cl A3
0.890%, 07/17/17	2,145	2,150
Toyota Auto Receivables Owner Trust,
Series 2015-A, Cl A2
0.710%, 07/17/17	2,085	2,084
USAA Auto Owner Trust,
Series 2012-1, Cl A4
0.570%, 08/15/17	3,415	3,415

		47,243

Credit Cards — 5.9%
American Express Credit Account Master Trust,
Series 2012-2, Cl A
0.680%, 03/15/18	7,050	7,057
Capital One Multi-Asset Execution Trust,
Series 2013-A1, Cl A1
0.630%, 11/15/18	3,860	3,858
Chase Issuance Trust,
Series 2013-A8, Cl A8
1.010%, 10/15/18	6,040	6,046
Citibank Credit Card Issuance Trust,
Series 2006-A3, Cl A3
5.300%, 03/15/18	5,405	5,660

		22,621

	Par (000)	Value (000)

Equipment — 1.2%
John Deere Owner Trust,
Series 2013-A, Cl A3
0.600%, 03/15/17	$4,617	$4,623

Total Asset-Backed Securities
(Cost $74,590)		74,487

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.5%
Banc of America Mortgage Trust,
Series 2003-A, Cl 1A1
2.497%, 02/25/33 (A)	7	7
Fannie Mae, Series 2002-47, Cl PE
5.500%, 08/25/17	302	310
Fannie Mae, Series 2002-55, Cl GC
5.500%, 09/25/17	237	245
Fannie Mae, Series 2003-120, Cl BY
4.000%, 12/25/18	1,959	2,071
Fannie Mae, Series 2003-15, Cl CB
5.000%, 03/25/18	2,300	2,402
Fannie Mae, Series 2003-24, Cl BC
5.000%, 04/25/18	314	331
Fannie Mae, Series 2003-74, Cl PG
4.500%, 08/25/18	1,737	1,813
Fannie Mae, Series 2004-33, Cl MW
4.500%, 01/25/30	162	162
Fannie Mae, Series 2008-18, Cl ND
4.000%, 05/25/20	937	968
Fannie Mae, Series 2008-51, Cl CD
4.500%, 11/25/22	768	777
Fannie Mae, Series 2011-6, Cl BA
2.750%, 06/25/20	3,367	3,454
Freddie Mac, Series 2677, Cl LE
4.500%, 09/15/18	1,934	2,030
Freddie Mac, Series 2748, Cl LG
4.500%, 02/15/19	1,477	1,547
Freddie Mac, Series 2892, Cl DB
4.500%, 11/15/19	3,237	3,400
Freddie Mac, Series 2929, Cl BD
4.250%, 06/15/19	6	6
Freddie Mac, Series 3826, Cl MC
1.750%, 07/15/18	1,615	1,629

Total Collateralized Mortgage Obligations
(Cost $21,245)		21,152

CORPORATE BONDS — 27.3%
Cable — 1.1%
DIRECTV Holdings LLC
3.500%, 03/01/16	2,100	2,151
Discovery Communications LLC
3.700%, 06/01/15	2,199	2,215

		4,366

Consumer Discretionary — 0.6%
Carnival
1.200%, 02/05/16	2,170	2,176

Energy — 1.8%
BP Capital Markets PLC
3.200%, 03/11/16	2,900	2,975
Devon Energy
0.691%, 12/15/15 (A)	1,625	1,623

See Notes to Schedules of Investments.

P N C    U l t r a    S h o r t    B o n d    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    (U n a u d i t e d)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — continued
Enterprise Products Operating LLC
3.700%, 06/01/15	$1,275	$1,285
Marathon Oil
0.900%, 11/01/15	780	780

		6,663

Financials — 17.9%
American Express Credit (MTN)
1.750%, 06/12/15	2,500	2,509
Australia & New Zealand Banking Group
0.456%, 05/07/15 (A) 144A	3,000	3,001
Bank of America
3.750%, 07/12/16	4,150	4,291
Bank of Nova Scotia
1.375%, 07/15/16	4,300	4,342
BB&T
5.200%, 12/23/15	2,200	2,276
BNP Paribas SA (MTN)
1.375%, 03/17/17	2,765	2,767
Capital One Financial
2.150%, 03/23/15	3,750	3,753
Citigroup
3.953%, 06/15/16	4,100	4,243
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/17	3,835	3,995
Credit Suisse USA
5.125%, 08/15/15	2,100	2,146
Deutsche Bank AG
3.250%, 01/11/16	2,765	2,821
General Electric Capital
1.625%, 07/02/15	5,000	5,021
Goldman Sachs Group
3.625%, 02/07/16	3,200	3,280
JPMorgan Chase
5.150%, 10/01/15	4,000	4,101
Morgan Stanley
1.750%, 02/25/16	3,100	3,123
Royal Bank of Canada
1.125%, 07/22/16	4,300	4,321
Toronto-Dominion Bank (GMTN)
2.500%, 07/14/16	3,700	3,786
Wells Fargo
1.250%, 07/20/16	4,300	4,324
Westpac Banking (GMTN)
0.950%, 01/12/16	4,300	4,312

		68,412

Food, Beverage & Tobacco — 1.2%
Kroger
3.900%, 10/01/15	2,115	2,154
Nabisco
7.550%, 06/15/15	2,500	2,548

		4,702

Healthcare — 1.1%
Amgen
2.300%, 06/15/16	1,745	1,773
Teva Pharmaceutical Finance II BV
3.000%, 06/15/15	2,430	2,448

		4,221

	Par (000)	Value (000)

Materials — 0.3%
Rio Tinto Finance USA PLC
2.500%, 05/20/16	$350	$357
1.375%, 06/17/16	760	765

		1,122

Retail — 0.5%
Walgreen
1.800%, 09/15/17	1,900	1,920

Technology — 0.5%
Hewlett-Packard
3.000%, 09/15/16	1,920	1,976

Telecommunications — 1.7%
AT&T
2.400%, 08/15/16	2,500	2,541
Verizon Communications
0.700%, 11/02/15	3,750	3,753

		6,294

Utilities — 0.6%
NextEra Energy Capital Holdings
1.200%, 06/01/15	1,150	1,152
7.875%, 12/15/15	991	1,045

		2,197

Total Corporate Bonds
(Cost $104,131)		104,049

U.S. TREASURY OBLIGATIONS — 44.5%

U.S. Treasury Notes — 44.5%
0.625%, 07/15/16	15,325	15,369
0.375%, 02/15/16	24,970	24,997
0.375%, 03/15/16	25,405	25,423
0.250%, 08/15/15	23,200	23,215
0.250%, 10/15/15	23,095	23,111
0.250%, 12/15/15	22,365	22,374
0.250%, 02/29/16	17,280	17,276
0.250%, 05/15/16	18,045	18,025

Total U.S. Treasury Obligations
(Cost $169,781)		169,790

	Number of Shares
MONEY MARKET FUND — 3.6%
PNC Advantage Institutional Money Market
Fund, Institutional Shares†	13,852,155	13,852

Total Money Market Fund
(Cost $13,852)		13,852

TOTAL INVESTMENTS — 100.4%
(Cost $383,599)*		383,330

Other Assets & Liabilities – (0.4)%		(1,618)

TOTAL NET ASSETS — 100.0%		$381,712

See Notes to Schedules of Investments.

*	Aggregate cost for Federal income tax purposes is (000) $383,599.

Gross unrealized appreciation (000)	$109
Gross unrealized depreciation (000)	(378)

Net unrealized depreciation (000)	$(269)

†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 28, 2015.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $3,001 (000) and represents 0.8% of net assets as of February 28, 2015.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Asset-Backed Securities	$–	$74,487	$–	$74,487
Collateralized Mortgage Obligations	–	21,152	–	21,152
Corporate Bonds	–	104,049	–	104,049
Money Market Fund	13,852	–	–	13,852
U.S. Treasury Obligations	–	169,790	–	169,790

Total Assets - Investments in Securities	$13,852	$369,478	$–	$383,330

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C    I n t e r m e d i a t e    T a x    E x e m p t    B o n d    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    (U n a u d i t e d)

	Par (000)	Value (000)
MUNICIPAL BONDS — 99.8%
Alaska — 1.4%
Municipality of Anchorage, Electric Utility (RB)
Series A
4.000%, 12/01/20	$1,000	$1,124

Arizona — 2.6%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/16	1,000	1,054
5.000%, 07/01/17	1,000	1,086

		2,140

California — 6.2%
California Public Works Board, Various Capital
Project (RB) Series A
5.000%, 04/01/23	1,000	1,198
California State Department of Water Resources,
Power Supply (RB)
5.000%, 05/01/20	1,405	1,586
Golden State Tobacco Securitization (RB) Series A
5.000%, 06/01/18	2,000	2,256

		5,040

Florida — 6.9%
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/21	1,400	1,657
Florida State Department of
Transportation (RB)
5.000%, 07/01/18	1,850	2,053
University of North Florida Financing
Corporation, Housing Project
(RB) (NATL-RE)
5.000%, 11/01/18	1,720	1,901

		5,611

Georgia — 2.3%
Atlanta Department of Aviation (RB) Series A
5.000%, 01/01/24	1,500	1,828

Illinois — 9.4%
Chicago (RB) Series A
5.000%, 01/01/25	1,515	1,662
Chicago Midway Airport (RB) Series B
5.000%, 01/01/23	2,500	2,981
Illinois State (GO)
5.500%, 07/01/26	1,125	1,284
5.250%, 07/01/28	1,535	1,703

		7,630

Indiana — 6.2%
Ball State University, Housing and
Dining System (RB)
5.000%, 07/01/26	1,250	1,445
Ball State University, Student Fee (RB) Series P
5.000%, 07/01/26	1,000	1,164
Indiana Finance Authority, Beacon Health
Systems Obligated Group (RB) Series A
5.000%, 08/15/25	2,000	2,384

		4,993

	Par (000)	Value (000)

Kansas — 1.7%
Olathe, Olathe Medical Center (RB) Series A
5.000%, 09/01/26	$1,190	$1,388

Louisiana — 5.3%
Louisiana Public Facilities Authority, Ochsner
Clinic Foundation Project (RB)
5.250%, 05/15/23	2,655	3,129
New Orleans Aviation Board (RB) Series A
5.000%, 01/01/25	1,000	1,197

		4,326

Massachusetts — 9.5%
Commonwealth of Massachusetts (GO)
Series B (AGM)
5.250%, 08/01/28	1,000	1,288
Massachusetts Development Finance Agency,
Tufts Medical Center (RB) Series I
6.250%, 01/01/27	1,000	1,188
Massachusetts Housing Finance Agency (RB)
Series 171
4.000%, 12/01/44	1,800	1,975
Massachusetts Water Resources Authority (RB)
Series B (AGM)
5.250%, 08/01/23	1,125	1,415
Massachusetts Water Resources Authority (RB)
Series J (AGM)
5.500%, 08/01/21	1,455	1,807

		7,673

Michigan — 4.2%
Michigan Finance Authority, Unemployment
Obligation Assessment (RB)
5.000%, 07/01/20	2,000	2,317
Michigan State Hospital Finance Authority,
Edward W. Sparrow Hospital Association (RB)
5.000%, 11/15/18	1,000	1,103

		3,420

Missouri — 4.1%
Cape Girardeau County Industrial Development
Authority, St. Francis Medical Center (RB)
Series A
5.000%, 06/01/26	1,705	1,980
5.000%, 06/01/27	1,145	1,321

		3,301

Nevada — 4.2%
Clark County, Park and Regional Justice Center
(GO) Series B (AMBAC)
5.000%, 11/01/24	1,100	1,134
Nevada State (GO) Series D
5.000%, 06/01/18	2,000	2,256

		3,390

New Jersey — 1.4%
South Jersey Transportation Authority (RB)
Series A
5.000%, 11/01/29	1,000	1,096

See Notes to Schedules of Investments.

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
New York — 8.2%
Monroe County (GO)
5.000%, 06/01/16	$3,000	$3,162
New York Local Government Assistance
Corporation (RB) Series 2008B-C/D
5.000%, 04/01/20	3,000	3,447

		6,609

North Carolina — 4.4%
North Carolina Eastern Municipal Power Agency
(RB) Series A
5.000%, 01/01/23	2,000	2,342
North Carolina Medical Care Commission,
Mission Health Combined Group (RB)
5.000%, 10/01/22	1,120	1,238

		3,580

Ohio — 3.0%
Ohio State Higher Education (GO) Series C
5.000%, 08/01/20	1,000	1,187
Ohio State University (RB) Series D
5.000%, 12/01/29	1,000	1,267

		2,454

Pennsylvania — 8.6%
Allegheny County Higher Education Building
Authority, Chatham University (RB) Series A
5.000%, 09/01/24	1,000	1,134
Allegheny County Hospital Development
Authority, University of Pittsburgh Medical
Center Project (RB) Series A
5.000%, 09/01/18	1,000	1,131
Monroeville Finance Authority (RB)
5.000%, 02/15/26	775	940
5.000%, 02/15/27	1,275	1,541
Philadelphia School District (GO)
Series B (AGM)
5.000%, 06/01/17	1,015	1,102

	Par (000)	Value (000)

Pittsburgh (GO) Series C (AGM)
5.250%, 09/01/18	$1,000	$1,072

		6,920

Texas — 8.1%
Brownsville Utilities System (RB) Series A
5.000%, 09/01/25	2,220	2,620
Dallas-Fort Worth International Airport (RB)
Series G
5.000%, 11/01/26	1,125	1,308
Harris County Health Facilities Development
Corporation, Texas Children’s Health (RB)
Series 2 (SBPA - Wells Fargo Bank) (VRDN)
0.020%, 03/02/15	1,500	1,500
Texas Tech University (RB) Twelfth Series
5.000%, 02/15/19	1,000	1,148

		6,576

Guam — 2.1%
Guam (RB) Series A
5.000%, 01/01/25	1,500	1,720

Total Municipal Bonds
(Cost $76,565)		80,819

TOTAL INVESTMENTS — 99.8%
(Cost $76,565)*		80,819

Other Assets & Liabilities – 0.2%		136

TOTAL NET ASSETS — 100.0%		$80,955

*	Aggregate cost for Federal income tax purposes is (000) $76,565.

Gross unrealized appreciation (000)	$4,265
Gross unrealized depreciation (000)	(11)

Net unrealized appreciation (000)	$4,254

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Municipal Bonds	$–	$80,819	$–	$80,819

Total Assets - Investments in Securities	$–	$80,819	$–	$80,819

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C    M a r y l a n d    T a x    E x e m p t    B o n d    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    (U n a u d i t e d)

	Par (000)	Value (000)
MUNICIPAL BONDS — 97.2%
District of Columbia — 2.2%
Washington Metropolitan Area Transit Authority
(RB) Series A
5.250%, 07/01/24	$1,000	$1,159

Maryland — 88.3%
Annapolis (GO)
5.000%, 08/01/23	1,000	1,191
Baltimore County (GO) Series B
5.000%, 08/01/29	1,500	1,811
Baltimore, Wastewater Projects
(RB) Series A (NATL-RE)
5.000%, 07/01/22	1,000	1,118
Charles County Consolidated Public
Improvement (GO)
5.000%, 07/15/19	1,335	1,553
Frederick County, Urbana Community
Development Authority (STRB) Series A
5.000%, 07/01/24	3,020	3,361
Howard County (GO) Series B
5.000%, 08/15/22	2,000	2,422
Maryland Community Development
Administration (RB) Series B (NATL-RE)
5.150%, 06/01/22	20	20
5.125%, 06/01/17	30	30
Maryland Department of Transportation (RB)
5.000%, 02/15/21	2,500	2,796
Maryland Department of Transportation (RB)
Second Issue
5.000%, 09/01/22	2,000	2,279
Maryland Economic Development Corporation,
Potomac Electric Project (RB)
6.200%, 09/01/22	1,500	1,774
Maryland Health & Higher Educational Facilities
Authority, Carroll Hospital Center (RB)
5.000%, 07/01/36	975	1,016
Maryland Health & Higher Educational Facilities
Authority, College of Notre Dame
(RB) (ETM) (NATL-RE)
5.300%, 10/01/18	460	502
Maryland Health & Higher Educational Facilities
Authority, Goucher College (RB) Series A
5.000%, 07/01/25	1,160	1,349
Maryland Health & Higher Educational Facilities
Authority, Johns Hopkins Health System (RB)
5.000%, 07/01/27	2,200	2,576
Maryland Health & Higher Educational Facilities
Authority, Johns Hopkins Health System (RB)
Series A
5.000%, 05/15/26	1,500	1,748
Maryland Health & Higher Educational Facilities
Authority, Lifebridge Health (RB) (AGM)
5.000%, 07/01/19	1,000	1,094
Maryland Health & Higher Educational Facilities
Authority, MedStar Health (RB) Series A
5.000%, 08/15/26	3,000	3,533

	Par (000)	Value (000)

Maryland Health & Higher Educational Facilities
Authority, Peninsula Medical Center (RB)
5.000%, 07/01/30	$1,000	$1,154
Maryland Stadium Authority (RB)
5.000%, 06/15/21	1,280	1,515
Maryland Transportation Authority (RB)
5.250%, 03/01/19	1,235	1,432
Maryland Transportation Authority,
Transportation Facilities Project (RB)
5.000%, 07/01/19	1,500	1,704
Maryland Water Quality Financing
Administration (RB) Series A
5.000%, 03/01/24	1,175	1,319
Montgomery County Revenue Authority,
Department of Liquor Control (RB) Series A
5.000%, 04/01/18	1,000	1,110
5.000%, 04/01/21	1,075	1,271
Prince George’s County (GO) Series B
5.000%, 07/15/20	900	997
5.000%, 07/15/23	1,550	1,717
Prince George’s County Industrial Development
Authority, Upper Marlboro Justice Center
Project (RB) Series A (NATL-RE)
5.000%, 06/30/19	710	712
Washington Suburban Sanitation
Commission (GO)
5.000%, 06/01/19	680	688
Worcester County Consolidated Public
Improvement (GO)
5.000%, 03/01/22	2,000	2,417

		46,209

Guam — 5.4%
Guam (RB) Series A
5.000%, 01/01/27	2,500	2,837

Puerto Rico — 1.3%
Puerto Rico Public Finance Corporation (RB)
Series E (ETM) (AGM)
6.000%, 08/01/26	510	666

Total Municipal Bonds
(Cost $48,348)		50,871

TOTAL INVESTMENTS — 97.2% (Cost $48,348)*		50,871

Other Assets & Liabilities – 2.8%		1,459

TOTAL NET ASSETS — 100.0%		$52,330

*	Aggregate cost for Federal income tax purposes is (000) $ 48,343.

Gross unrealized appreciation (000)	$2,628
Gross unrealized depreciation (000)	(100)

Net unrealized appreciation (000)	$2,528

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Municipal Bonds	$–	$50,871	$–	$50,871

Total Assets - Investments in Securities	$–	$50,871	$–	$50,871

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C    O h i o    I n t e rm e d i a t e    T a x    E x e m p t    B o n d    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    (U n a u d i t e d)

	Par (000)	Value (000)
MUNICIPAL BONDS — 91.2%
Ohio — 88.2%
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series B
5.000%, 09/01/21	$1,680	$1,973
American Municipal Power, AMP Fremont
Energy Center Project (RB)
5.000%, 02/15/25	1,500	1,754
American Municipal Power, Hydroelectric
Projects (RB) Series C
5.000%, 02/15/22	2,000	2,260
Cleveland Department of Public Utilities Division of Water (RB) Series N (NATL-RE)
5.000%, 01/01/18	990	1,028
Columbus (GO) Series A
5.000%, 07/01/27	2,000	2,334
Cuyahoga County (GO)
5.650%, 05/15/18	495	535
Cuyahoga County (GO) Series A
5.000%, 12/01/20	1,000	1,175
Franklin County Hospital Facilities, OhioHealth
Corporation (RB)
5.000%, 05/15/28	1,150	1,344
Franklin County, Partially Prerefunded 12/01/15
@ 100 (GO)
5.000%, 12/01/16	950	985
Hamilton City School District (GO) (NATL-RE)
5.000%, 12/01/18	2,100	2,120
Hamilton County Hospital Facilities (RB)
5.000%, 02/01/28	830	944
5.000%, 02/01/29	850	961
Hilliard (GO) (NATL-RE)
5.000%, 12/01/21	240	248
Lucas County, ProMedica Healthcare Obligated
Group (RB) Series D
5.000%, 11/15/21	2,005	2,400
Northeast Ohio Regional Sewer District (RB)
5.000%, 11/15/29	500	599
5.000%, 11/15/30	450	537
Ohio Housing Finance Agency (RB)
Series 2 (GNMA, FNMA, FHLMC)
5.000%, 11/01/19	2,095	2,405
Ohio State Higher Educational Facility
Commission (GO)
5.000%, 08/01/19	1,800	2,104
Ohio State Highway Capital Improvements (GO)
Series Q
5.000%, 05/01/21	2,000	2,402
5.000%, 05/01/23	1,000	1,209
Ohio State Hospital Facility, Cleveland Clinic
Health System (RB) Series B
5.000%, 01/01/23	2,000	2,281
Ohio State Public Facilities Commission (GO)
5.000%, 02/01/24	1,310	1,621
Ohio State Turnpike Commission
(RB) Series A
5.000%, 02/15/19	1,000	1,149
Ohio State University (RB) Series A
5.000%, 12/01/29	1,100	1,320
Ohio State University (RB) Series D
5.000%, 12/01/25	1,935	2,419

	Par (000)	Value (000)

Ohio State University (RB) Series D (ETM)
5.000%, 12/01/25	$85	$108
Ohio State Water Development Authority, Fresh
Water Project (RB) Series B
5.250%, 12/01/23	1,000	1,261
5.000%, 12/01/20	2,015	2,410
Ohio State Water Development Authority, Water
Pollution Control Project (RB)
5.000%, 06/01/23	1,265	1,561
Ohio State Water Development Authority, Water
Pollution Control Project (RB) Series A
5.000%, 12/01/19	1,505	1,772

		45,219

Guam — 3.0%
Guam (RB) Series A
5.000%, 01/01/26	1,350	1,543

Total Municipal Bonds (Cost $43,877)		46,762

TOTAL INVESTMENTS — 91.2% (Cost $43,877)*		46,762

Other Assets & Liabilities – 8.8%		4,513

TOTAL NET ASSETS — 100.0%		$51,275

*	Aggregate cost for Federal income tax purposes is (000) $43,877

Gross unrealized appreciation (000)	$2,931
Gross unrealized depreciation (000)	(46)

Net unrealized appreciation (000)	$2,885

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Municipal Bonds	$–	$46,762	$–	$46,762

Total Assets - Investments in Securities	$–	$46,762	$–	$46,762

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C    T a x    E x e m p t    L i m i t e d    M a t u r i t y    B o n d    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    (U n a u d i t e d)

	Par (000)	Value (000)
MUNICIPAL BONDS — 99.0%
Alaska — 2.2%
Alaska Housing Finance Corporation, State
Capital Project II (RB) Series A
5.000%, 12/01/22	$1,010	$1,209
Municipality of Anchorage, Electric Utility (RB)
Series A
5.000%, 12/01/22	1,550	1,868

		3,077

Arizona — 3.3%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/18	1,735	1,927
Arizona Transportation Board, Maricopa
County Regional Area (RB)
5.000%, 07/01/19	2,250	2,610

		4,537

California — 4.8%
California Public Works Board, Various Capital
Projects (RB) Series A
5.000%, 04/01/18	1,000	1,119
5.000%, 04/01/20	1,000	1,166
California State (GO)
5.000%, 11/01/18	2,000	2,291
California State, Economic Recovery, Prerefunded
@ 07/01/19 (GO) Series A
5.000%, 07/01/19	1,825	2,133

		6,709

District of Columbia — 1.4%
District of Columbia, The Catholic
University of America (RB)
5.000%, 10/01/16	1,760	1,882

Florida — 5.8%
Citizens Property Insurance (RB) Series A-1
6.000%, 06/01/16	1,800	1,922
5.000%, 06/01/19	1,000	1,146
5.000%, 06/01/21	1,500	1,775
Palm Beach County Health Facilities Authority
(RB)
4.000%, 12/01/19	1,000	1,100
Tampa Bay Regional Water (RB) Series B
5.000%, 10/01/18	1,875	2,144

		8,087

Illinois — 13.5%
Chicago Midway Airport (RB) Series B
5.000%, 01/01/22	1,000	1,184
Illinois (GO)
5.000%, 07/01/22	750	846
Illinois (GO) Series A
4.000%, 01/01/17	860	905
4.000%, 01/01/21	2,000	2,142
Illinois (RB)
5.000%, 06/15/17	3,000	3,291
Illinois Finance Authority, DePaul University (RB)
5.000%, 10/01/20	1,500	1,741
Illinois Finance Authority, The Art Institute of
Chicago (RB) Series A
5.250%, 03/01/19	1,000	1,136

	Par (000)	Value (000)

Illinois State Toll Highway Authority (RB)
Series B (AGM) (SBPA - Landesbank
Hessen-Thuringen) (VRDN)
0.230%, 03/05/15	$2,000	$2,000
Illinois State, Employment Security (RB) Series A
5.000%, 12/15/16	2,550	2,755
Metropolitan Water Reclamation District of
Greater Chicago (GO) Series B
5.000%, 12/01/18	1,430	1,631
Will County Forest Preservation District (GO)
4.000%, 12/15/18	1,000	1,110

		18,741

Indiana — 3.3%
Indiana Finance Authority, Beacon Health
Systems Obligated Group (RB) Series SE
5.000%, 08/15/20	1,000	1,165
5.000%, 08/15/21	1,000	1,180
Indiana Finance Authority, State of Indiana
Revolving Fund Program (RB) Series A
5.250%, 02/01/17	2,100	2,290

		4,635

Kansas — 0.8%
Kansas State Department of Transportation (RB)
Series B
5.000%, 09/01/19	1,000	1,169

Kentucky — 0.8%
Kentucky Public Transportation Infrastructure
Authority, Downtown Crossing Project (BAN)
Series A
5.000%, 07/01/17	1,000	1,092

Maryland — 1.3%
Maryland Economic Development Corporation,
Potomac Electric Project (RB)
6.200%, 09/01/22	1,500	1,774

Massachusetts — 3.6%
Massachusetts Development Finance Agency,
Partners Health Care (RB) Series K-6
5.000%, 07/01/17	1,500	1,649
Massachusetts Housing Finance Agency (RB)
Series 172
4.000%, 06/01/45	1,000	1,098
Massachusetts Housing Finance Agency (RB)
Series C
0.950%, 12/01/15	2,205	2,210

		4,957

Michigan — 5.8%
Michigan Building Authority, Facilities Program
(RB) Series 1-A
5.000%, 10/15/16	2,000	2,148
Michigan Finance Authority, Unemployment
Obligation Assessment (RB)
5.000%, 07/01/20	1,000	1,159
5.000%, 07/01/23	1,035	1,047

See Notes to Schedules of Investments.

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Michigan — continued
Michigan Municipal Bond Authority, Clean Water
Pooled Project (RB)
5.000%, 10/01/17	$1,025	$1,139
Michigan State Hospital Finance Authority,
Ascension Health Senior Credit Group (RB)
Series F-3 (VRDN)
1.400%, 06/29/18	1,500	1,519
Michigan State, Environmental
Program (GO) Series A
5.000%, 05/01/17	1,000	1,093

		8,105

Minnesota — 2.2%
Bemidji Minnesota Health Care, Prerefunded
09/01/16 @100 (RB)
5.000%, 09/01/16	1,050	1,123
Minnesota Public Facilities Authority
(RB) Series C
5.000%, 03/01/17	1,745	1,899

		3,022

Mississippi — 0.4%
Mississippi Business Finance Corporation,
Chevron USA, Inc. Project (RB)
Series K (VRDN)
0.010%, 03/02/15	500	500

Missouri — 5.1%
Cape Girardeau County Industrial Development
Authority, St. Francis Medical Center (RB)
Series A
5.000%, 06/01/20	1,000	1,153
5.000%, 06/01/22	1,570	1,848
Missouri Highway & Transportation
Commission (RB)
5.000%, 05/01/16	1,100	1,161
Missouri Highway & Transportation
Commission (RB) Series A
5.000%, 05/01/22	2,360	2,883

		7,045

Nevada — 2.2%
Clark County, Motor Vehicle
Fuel Tax (RB) (AMBAC)
5.000%, 07/01/17	1,805	1,977
Henderson, Catholic Healthcare
West (RB) Series B
5.000%, 07/01/15	500	507
Nevada, University System (GO)
Series G (NATL-RE)
5.000%, 08/01/16	500	515

		2,999

New Jersey — 1.2%
New Jersey Economic
Development Authority (RB)
5.000%, 06/15/18	1,500	1,655

	Par	Value
	(000)	(000)

New York — 4.8%
Long Island Power Authority
(RB) Series A
5.000%, 04/01/19	$1,385	$1,571
New York City Transitional Finance Authority,
New York City Recovery (RB) Series 1,
Sub-Series 1D (SBPA - Landesbank
Hessen-Thuringen Girozentrale) (VRDN)
0.030%, 03/02/15	390	390
New York City Transitional Finance
Authority (RB) Sub-Series A-2
5.000%, 11/01/16	1,250	1,259
New York State Thruway Authority (RB) Series A
5.000%, 05/01/19	3,000	3,443

		6,663

North Carolina — 5.3%
Forsyth (GO) Series B
5.000%, 04/01/16	1,350	1,419
5.000%, 04/01/19	1,000	1,156
North Carolina Eastern Municipal Power Agency
(RB) Series A (AMBAC)
5.250%, 01/01/20	2,290	2,382
North Carolina Medical Care Commission, North
Carolina Baptist Hospital (RB)
5.000%, 06/01/20	2,115	2,459

		7,416

Ohio — 1.6%
Franklin County, OhioHealth Corporation (RB)
Series B (VRDN)
5.000%, 07/12/17	1,500	1,650
Hamilton County Hospital Facilities, UC Health
(RB)
5.000%, 02/01/23	500	585

		2,235

Pennsylvania — 8.6%
Allegheny County Higher Education Building
Authority, Chatham University (RB) Series A
5.000%, 09/01/17	1,010	1,090
5.000%, 09/01/19	610	682
4.000%, 09/01/15	920	935
Commonwealth of Pennsylvania (GO)
Third Series A
5.000%, 07/15/18	1,695	1,913
Dauphin County (GO)
5.000%, 11/15/18	1,015	1,155
Pennsylvania Economic Development Financing
Authority (RB) Series B
5.000%, 07/01/22	1,000	1,060
Pennsylvania Higher Educational Facilities
Authority, University of Pennsylvania Health
Systems (RB) Series A (AMBAC)
5.000%, 08/15/19	1,000	1,021
Pennsylvania Higher Educational Facilities
Authority, University of Sciences in
Philadelphia (RB) Series A
5.000%, 11/01/23	1,500	1,785

See Notes to Schedules of Investments.

P N C    T a x     E x e m p t    L i m i t e d    M a t u r i t y    B o n d    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    (U n a u d i t e d)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Pennsylvania — continued
Pennsylvania Housing Finance Agency (RB)
Series 105B
4.250%, 04/01/24	$500	$538
Pittsburgh Public Schools (GO) Series B (AGM)
5.000%, 09/01/16	1,635	1,745

		11,924

Tennessee — 0.8%
Tennessee Housing Development Agency,
Residential Finance Program (RB) Series 2C
4.000%, 01/01/45	1,000	1,104

Texas — 10.8%
City of Houston, Convention & Entertainment
Facilities (RB) Series B
5.000%, 09/01/21	1,000	1,064
Dallas Independent School
District (GO) (PSF-GTD)
5.000%, 02/15/18	2,500	2,801
Katy Independent School District, School
Building (GO) Series A (PSF-GTD)
5.000%, 02/15/21	2,000	2,398
Texas (GO) Series A
5.000%, 10/01/17	500	556
Texas (GO) Series B
5.000%, 04/01/17	3,025	3,305
Texas Water Development Board (RB) Series A (SBPA - JPMorgan Chase Bank) (VRDN)
0.020%, 03/02/15	1,800	1,800
University of Texas System (RB) Series A
5.000%, 08/15/21	1,400	1,695
University of Texas System (RB) Series B
5.000%, 08/15/21	1,100	1,332

		14,951

Utah — 3.6%
Nebo School District, School Building (GO)
5.000%, 07/01/19	1,000	1,159
Utah State (GO) Series A
4.000%, 07/01/17	3,485	3,764

		4,923

Virginia — 0.8%
York County Economic Development Authority, Virginia Electric and Power Company Project
(RB) Series A (VRDN)
1.875%, 05/16/19	1,050	1,072

Washington — 3.2%
Energy Northwest, Project 3 (RB) Series A
5.000%, 07/01/18	1,985	2,249
Washington (GO)
Series 2011-A
5.000%, 01/01/18	2,000	2,231

		4,480

	Par (000)	Value (000)

Guam — 1.8%
Guam (RB) Series C
5.000%, 11/15/18	$2,265	$2,550

Total Municipal Bonds (Cost $134,498)		137,304

TOTAL INVESTMENTS — 99.0% (Cost $134,498)*		137,304

Other Assets & Liabilities – 1.0%		1,361

TOTAL NET ASSETS — 100.0%		$138,665

*	Aggregate cost for Federal income tax purposes is (000) $134,498.

Gross unrealized appreciation (000)	$2,911
Gross unrealized depreciation (000)	(105)

Net unrealized appreciation (000)	$2,806

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Municipal Bonds	$–	$137,304	$–	$137,304

Total Assets - Investments in Securities	$–	$137,304	$–	$137,304

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C     G o v e r n m e n t    M o n e y    M a r k e t    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    (U n a u d i t e d)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 64.9%
Federal Farm Credit Bank — 5.9%
Federal Farm Credit Bank
0.080%, 03/09/15	$7,300	$7,300
0.180%, 03/12/15	8,000	8,000
0.090%, 05/08/15	14,000	14,000
0.350%, 07/30/15	11,500	11,510
0.200%, 08/03/15	7,300	7,302
0.213%, 08/17/15	2,750	2,751

		50,863

Federal Home Loan Bank — 26.7%
Federal Home Loan Bank
0.122%, 04/14/15	7,300	7,300
0.125%, 04/29/15	7,300	7,300
2.875%, 06/12/15	7,125	7,180
Federal Home Loan Bank (DN)
0.000%, 03/13/15	3,800	3,800
0.070%, 03/17/15	35,400	35,399
0.000%, 03/18/15	6,775	6,775
0.087%, 03/25/15	25,000	24,999
0.065%, 03/27/15	8,000	8,000
0.001%, 03/30/15	17,000	16,999
0.001%, 04/02/15	7,832	7,831
0.095%, 04/08/15	10,000	9,999
0.000%, 04/08/15	7,000	6,999
0.000%, 04/10/15	7,000	6,999
0.000%, 04/21/15	9,000	8,999
0.001%, 04/28/15	36,200	36,196
1.000%, 04/29/15	7,200	7,199
0.130%, 07/08/15	7,000	6,997
0.170%, 07/29/15	8,000	7,994
0.001%, 08/05/15	4,100	4,098
0.221%, 12/04/15	10,400	10,382

		231,445

Federal Home Loan Mortgage Corporation — 12.8%
Federal Home Loan Mortgage Corporation
0.350%, 03/18/15	7,000	7,001
0.090%, 03/19/15	6,300	6,300
0.500%, 04/17/15	5,372	5,374
0.500%, 08/28/15	18,000	18,029
Federal Home Loan Mortgage Corporation (DN)
0.080%, 03/06/15	6,400	6,400
0.090%, 03/12/15	2,000	2,000
0.096%, 04/21/15	8,000	7,999
0.085%, 04/27/15	6,500	6,499
0.001%, 04/27/15	4,600	4,599
1.000%, 05/04/15	2,800	2,800
0.001%, 05/11/15	7,200	7,199
0.001%, 05/13/15	1,195	1,195
0.001%, 05/18/15	10,000	9,999
0.001%, 05/19/15	7,100	7,099
0.060%, 05/27/15	4,000	3,999
0.001%, 06/09/15	1,000	1,000
0.001%, 07/10/15	1,000	1,000
0.001%, 08/21/15	4,000	3,998
0.010%, 12/07/15	9,000	8,983

		111,473

	Par (000)	Value (000)

Federal National Mortgage Association — 19.5%
Federal National Mortgage Association
0.375%, 03/16/15	$ 7,000	$7,001
5.000%, 04/15/15	5,538	5,571
Federal National Mortgage Association (DN)
0.100%, 03/02/15	5,301	5,301
0.090%, 03/02/15	15,800	15,800
0.090%, 03/02/15	6,337	6,337
0.000%, 03/04/15	7,300	7,300
0.001%, 03/16/15	3,900	3,900
0.001%, 03/16/15	1,900	1,900
0.001%, 04/01/15	5,000	5,000
0.001%, 04/13/15	3,894	3,894
0.001%, 04/15/15	4,200	4,200
0.001%, 04/16/15	2,400	2,400
0.001%, 04/22/15	1,200	1,200
0.000%, 05/01/15	6,400	6,399
0.001%, 05/06/15	4,700	4,699
0.000%, 05/13/15	19,141	19,139
0.100%, 05/21/15	35,500	35,492
1.000%, 06/02/15	7,200	7,199
0.001%, 07/29/15	3,800	3,798
0.001%, 08/03/15	4,000	3,999
0.001%, 08/05/15	7,200	7,196
0.001%, 08/12/15	7,200	7,196
0.150%, 09/01/15	4,500	4,496

		169,417

Total U.S. Government Agency Obligations (Cost $563,198)		563,198

U.S. TREASURY OBLIGATION — 2.3%
U.S. Treasury Note — 2.3%
0.065%, 01/31/16	20,350	20,349

Total U.S. Treasury Obligation (Cost $20,349)		20,349

	Number of Shares
MONEY MARKET FUNDS — 1.8%
Invesco Government & Agency Portfolio	1,000,000	1,000
PNC Advantage Institutional Government Money Market Fund, Institutional Shares†	15,016,999	15,017

Total Money Market Funds (Cost $16,017)		16,017

See Notes to Schedules of Investments.

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 29.3%

Goldman Sachs & Co.

0.060% (dated 02/27/15, due 03/02/15, repurchase price $45,000,225, collateralized by Federal National Mortgage Association Bonds, 3.500% to 4.500%, due 09/01/27 to 01/01/44, total value $45,900,000)	$45,000	$45,000

HSBC Securities USA

0.050% (dated 02/27/15, due 03/02/15, repurchase price $31,000,129, collateralized by Federal Home Loan Mortgage Corporation Bond, 3.000%, due 11/01/42, total value $31,623,233) (A)	31,000	31,000

0.040% (dated 02/27/15, due 03/02/15, repurchase price $16,000,053, collateralized by U.S. Treasury Notes, 1.875% to 2.375%, due 06/30/20 to 12/31/20, total value $16,324,503) (A)	16,000	16,000

Merrill Lynch Pierce Fenner and Smith

0.070% (dated 02/27/15, due 03/02/15, repurchase price $108,843,635, collateralized by Government National Mortgage Association Bonds, 1.500% to 9.500%, due 11/15/16 to 02/20/45, total value $111,019,860)	108,843	108,843

Toronto Dominion Securities LLC

0.080% (dated 02/27/15, due 03/02/15, repurchase price $53,000,353, collateralized by Federal National Mortgage Association Bonds and U.S. Treasury Bond, 3.500% to 4.375%, due 05/15/40 to 02/01/44, total value $54,060,041)	53,000	53,000

Total Repurchase Agreements (Cost $253,843)		253,843

TOTAL INVESTMENTS — 98.3% (Cost $853,407)*		853,407

Other Assets & Liabilities – 1.7%		14,451

TOTAL NET ASSETS — 100.0%		$867,858

*	Also cost for Federal income tax purposes.
†	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.
(A)	Total value of HSBC Securities USA Repurchase Agreements is $47,000 (000).

See Notes to Schedules of Investments.

P N C     G o v e r n m e n t    M o n e y    M a r k e t    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    (U n a u d i t e d)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Money Market Funds	$16,017	$–	$–	$16,017
Repurchase Agreements	–	253,843	–	253,843
U.S. Government Agency Obligations	–	563,198	–	563,198
U.S. Treasury Obligation	–	20,349	–	20,349

Total Assets - Investments in Securities	$16,017	$837,390	$–	$853,407

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C    M o n e y    M a r k e t    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 3.9%
Automotive — 3.2%
CarMax Auto Owner Trust,
Series 2014-4, Cl A1
0.210%, 11/16/15	$5,731	$5,731
CarMax Auto Owner Trust,
Series 2015-1, Cl A1
0.250%, 03/15/16	9,100	9,100
Fifth Third Auto Trust,
Series 2014-3, Cl A1
0.210%, 05/16/15	5,373	5,373
Hyundai Auto Lease Securitization Trust,
Series 2014-B, Cl A1
0.200%, 07/15/15 144A	124	123
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A1
0.240%, 01/15/16	5,276	5,276
Mercedes Benz Auto Lease Trust,
Series 2015-A, Cl A1
0.240%, 01/15/16	12,236	12,236
Volkswagen Auto Loan Enhanced Trust,
Series 2014-2, Cl A1
0.200%, 10/20/15	5,902	5,902
World Omni Auto Receivables Trust,
Series 2015-A, Cl A1
0.240%, 03/15/16	9,230	9,230

		52,971

Equipment — 0.7%
CNH Equipment Trust,
Series 2014-C, Cl A1
0.200%, 06/15/15	10,188	10,188
GE Equipment Midticket LLC,
Series 2014-1, Cl A1
0.200%, 09/22/15	2,015	2,015

		12,203

Total Asset-Backed Securities
(Cost $65,174)		65,174

CERTIFICATES OF DEPOSIT — 12.3%
Yankee — 12.3%
Bank of Tokyo-Mitsubishi
0.160%, 03/25/15	8,500	8,500
Canadian Imperial Bank of Commerce NY
0.130%, 04/13/15	8,500	8,500
0.140%, 05/28/15	8,100	8,100
Canadian Imperial Bank of Commerce NY (FRN)
0.195%, 05/05/15	15,000	15,000
0.335%, 05/26/15	18,600	18,600
Credit Suisse NY
0.220%, 03/04/15	9,000	9,000
DnB Bank ASA NY
0.100%, 03/04/15	14,000	14,000
0.100%, 03/12/15	8,500	8,500
HSBC Bank USA NA (FRN)
0.343%, 02/18/16	8,320	8,320
Nordea Bank Finland NY
0.140%, 03/31/15	12,000	12,000
0.160%, 04/27/15	9,550	9,550
0.160%, 05/11/15	9,000	9,000

	Par (000)	Value (000)

Svenska Handelsbanken
0.185%, 03/19/15	$10,000	$10,000
Toronto Dominion NY
0.140%, 03/05/15	17,000	17,000
0.180%, 04/07/15	12,000	12,000
0.300%, 08/10/15	15,000	15,000
Wells Fargo Bank NA (FRN)
0.219%, 03/02/15	9,000	9,000
Westpac Banking
0.242%, 03/13/15	16,000	16,000

Total Certificates of Deposit
(Cost $208,070)		208,070

ASSET-BACKED COMMERCIAL PAPER† — 20.4%
Financial Services — 20.4%
Alpine Securitization
0.129%, 03/03/15	8,500	8,500
0.160%, 03/31/15	8,000	7,999
0.220%, 05/12/15	4,510	4,508
Bedford Row Funding
0.130%, 03/16/15	9,000	9,000
Ciesco LLC
0.170%, 03/03/15	6,000	6,000
0.180%, 06/04/15	8,250	8,246
Collateralized CP LLC
0.150%, 03/02/15	9,000	9,000
0.131%, 03/09/15	35,000	34,999
0.170%, 03/13/15	2,500	2,500
0.200%, 05/20/15	4,000	3,998
Erste Abwicklungsanstalt
0.160%, 03/16/15	9,000	8,999
0.190%, 04/15/15	9,000	8,998
Fairway Finance LLC
0.150%, 03/17/15	24,000	23,998
0.190%, 05/06/15	14,000	13,995
Gotham Funding
0.160%, 03/02/15	12,000	12,000
0.170%, 03/09/15	15,000	14,999
Liberty Street Funding LLC
0.120%, 03/05/15	11,000	11,000
0.170%, 04/06/15	30,000	29,995
0.180%, 05/01/15	10,000	9,997
Matchpoint Master Trust
0.200%, 03/09/15	15,000	14,999
Nieuw Amsterdam Receivables
0.170%, 04/08/15	17,000	16,997
0.150%, 04/10/15	4,506	4,505
0.150%, 04/17/15	4,519	4,518
0.180%, 05/20/15	3,000	2,999
Old Line Funding LLC
0.220%, 03/13/15	8,000	7,999
0.170%, 03/16/15	9,000	8,999
Sheffield Receivables
0.160%, 03/24/15	13,000	12,999
0.230%, 04/24/15	9,000	8,997
0.230%, 04/29/15	9,000	8,997
Thunder Bay Funding LLC
0.200%, 04/29/15	10,000	9,997

See Notes to Schedules of Investments.

P N C    M o n e y    M a r k e t    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET-BACKED COMMERCIAL PAPER† — continued
Financial Services — continued
Victory Receivables
0.149%, 03/03/15	$9,800	$9,800
0.149%, 03/10/15	4,200	4,200

Total Asset-Backed Commercial Paper
(Cost $344,737)		344,737

COMMERCIAL PAPER† — 34.4%
Banks — 16.0%
Abbey National North America
0.150%, 03/13/15	9,000	8,999
0.240%, 04/13/15	10,750	10,747
0.250%, 04/14/15	6,000	5,998
Australia & New Zealand Banking Group
0.166%, 03/23/15	9,000	8,999
0.140%, 04/13/15	5,000	4,999
0.150%, 04/16/15	17,500	17,497
0.160%, 04/27/15	8,500	8,498
BNP Paribas Finance
0.036%, 03/02/15	6,345	6,345
0.098%, 03/06/15	13,000	13,000
Commonwealth Bank of Australia
1.950%, 03/16/15	13,700	13,709
Credit Suisse NY
0.220%, 04/13/15	10,750	10,747
DnB Bank ASA
0.120%, 03/06/15	5,000	5,000
0.120%, 04/17/15	6,000	5,999
0.170%, 05/11/15	8,500	8,497
0.205%, 06/09/15	8,500	8,495
HSBC USA
0.170%, 04/02/15	16,000	15,998
0.270%, 07/02/15	10,000	9,991
0.250%, 07/17/15	27,690	27,663
Rabobank USA Financial
0.230%, 03/02/15	20,000	20,000
Standard Chartered Bank
0.240%, 04/06/15	17,000	16,996
Svenska Handelsbanken
0.190%, 03/16/15	7,500	7,499
0.175%, 05/20/15	8,000	7,997
Toronto Dominion NY
0.180%, 03/27/15	17,000	16,998
UBS Finance
0.150%, 03/31/15	9,000	8,999

		269,670

Energy — 2.8%
Chevron
0.140%, 03/16/15	7,500	7,500
Exxon Mobil
0.070%, 03/11/15	40,000	39,999

		47,499

Financial Services — 5.6%
CPPIB Capital
0.140%, 03/05/15	10,000	10,000
0.130%, 03/10/15	9,139	9,139
0.120%, 04/09/15	8,500	8,499
JPMorgan Securities LLC
0.311%, 06/15/15	15,500	15,486

	Par (000)	Value (000)

Novartis Finance
0.100%, 03/20/15	$10,500	$10,499
Toyota Credit Canada
0.190%, 03/19/15	9,000	8,999
0.168%, 03/25/15	6,000	5,999
Toyota Motor Credit
0.140%, 03/03/15	6,000	6,000
0.160%, 03/04/15	9,000	9,000
0.160%, 04/20/15	2,700	2,699
0.170%, 04/30/15	8,500	8,498

		94,818

Healthcare — 3.8%
Abbott Laboratories
0.090%, 03/06/15	9,500	9,500
Catholic Health Initiatives
0.180%, 03/03/15	6,000	6,000
0.180%, 04/01/15	10,600	10,598
0.180%, 04/08/15	9,000	8,998
0.220%, 05/05/15	9,000	8,996
Eli Lilly
0.140%, 03/16/15	9,000	9,000
0.150%, 03/25/15	11,000	10,999

		64,091

Insurance — 3.7%
Metlife Short Term Funding LLC
0.140%, 03/06/15	6,000	6,000
0.120%, 03/16/15	2,000	2,000
0.130%, 03/23/15	19,000	18,998
0.131%, 03/27/15	8,000	7,999
0.130%, 03/30/15	18,000	17,998
New York Life Capital
0.120%, 04/06/15	9,000	8,999

		61,994

Other — 0.4%
Walmart Stores
0.059%, 03/09/15	6,500	6,500

Sovereign Agency — 2.1%
Kreditansalt FurWiederaufbau
International Finance (Germany)
0.120%, 04/10/15	12,000	11,998
0.140%, 04/10/15	9,000	8,999
0.150%, 05/22/15	8,000	7,997
0.150%, 05/29/15	7,000	6,998

		35,992
Total Commercial Paper
(Cost $580,564)		580,564

See Notes to Schedules of Investments.

	Par (000)	Value (000)
CORPORATE BONDS — 1.2%
Banks — 1.2%
US Bancorp (MTN)
2.450%, 07/27/15	$4,000	$4,035
Wells Fargo Bank NA (MTN) (FRN)
0.331%, 02/12/16	16,000	16,000

		20,035

Total Corporate Bonds
(Cost $20,035)		20,035

FUNDING AGREEMENT — 0.9%
New York Life Funding Agreement
0.255%, 06/12/15 (A)	16,000	16,000

Total Funding Agreement
(Cost $16,000)		16,000

MUNICIPAL SECURITIES — 12.1%
Connecticut — 1.9%
Connecticut Health & Educational Facility
Authority, Yale University (RB)
Series U (VRDN)
0.010%, 03/06/15	32,540	32,540

Mississippi — 1.1%
Mississippi Business Finance Corporation,
Chevron USA, Inc. Project (RB)
Series C (VRDN)
0.010%, 03/02/15	9,180	9,180
0.010%, 03/06/15	9,000	9,000

		18,180

North Carolina — 0.8%
University of North Carolina at Chapel Hill (RB)
Series C (VRDN)
0.010%, 03/06/15	13,495	13,495

Ohio — 2.9%
Ohio State Common Schools (GO)
Series A (VRDN)
0.010%, 03/06/15	19,455	19,455
Ohio State Common Schools (GO)
Series B (VRDN)
0.010%, 03/06/15	4,860	4,860
Ohio State University (RB) Series B (VRDN)
0.010%, 03/06/15	23,875	23,875

		48,190

Texas — 3.6%
Harris County Health Facilities Development
Corporation, Methodist Hospital System (RB)
Series A-1 (VRDN)
0.010%, 03/02/15	7,600	7,600
Harris County Health Facilities Development
Corporation, Methodist Hospital System (RB)
Series A-2 (VRDN)
0.020%, 03/02/15	2,000	2,000
Houston Higher Education Finance, Rice
University Project (RB)
Series B (VRDN)
0.020%, 03/06/15	3,000	3,000

	Par (000)	Value (000)

Lower Neches Valley Authority Industrial
Development, ExxonMobil Project (RB)
Series A (VRDN)
0.010%, 03/02/15	$22,300	$22,300
Red River Education Financing Corporation,
Texas Christian University Project (RB)
(SBPA - Northern Trust) (VRDN)
0.020%, 03/06/15	25,600	25,600

		60,500

Virginia — 1.4%
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series B (VRDN)
0.010%, 03/06/15	10,800	10,800
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series E (VRDN)
0.010%, 03/06/15	13,400	13,400

		24,200

Wyoming — 0.4%
Uinta County, Chevron USA, Inc.
Project (RB) (VRDN)
0.010%, 03/02/15	7,500	7,500

Total Municipal Securities
(Cost $204,605)		204,605

U.S. GOVERNMENT AGENCY OBLIGATION — 0.4%
Federal National Mortgage Association — 0.4%
Federal National Mortgage Association (DN)
0.150%, 07/01/15	6,000	5,997

Total U.S. Government Agency Obligation
(Cost $5,997)		5,997

U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Notes — 1.7%
0.250%, 03/31/15	12,000	12,002
0.073%, 10/31/16 (FRN)	17,100	17,093

Total U.S. Treasury Obligations
(Cost $29,095)		29,095

See Notes to Schedules of Investments.

P N C    M o n e y    M a r k e t    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 13.3%

Goldman Sachs & Co.

0.060% (dated 02/27/15, due 03/02/15, repurchase price $39,000,195, collateralized by Federal National Mortgage Association Bonds, 2.500% to 3.500%, due 02/01/27 to 11/01/28, total value $39,780,000)	$39,000	$39,000

HSBC Securities USA

0.050% (dated 02/27/15, due 03/02/15, repurchase price $26,000,108, collateralized by Federal Home Loan Mortgage Corporation Bond, 3.000% to 5.000%, due 01/01/23 to 11/01/42, total value $26,520,518) (B)	26,000	26,000

0.040% (dated 02/27/15, due 03/02/15, repurchase price $15,000,050, collateralized by U.S. Treasury Notes, 2.375%, due 12/31/20, total value $15,304,332) (B)	15,000	15,000

Merrill Lynch Pierce Fenner and Smith

0.070% (dated 02/27/15, due 03/02/15, repurchase price $97,653,570, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bond, 1.220% to 6.250%, due 10/25/18 to 07/15/32, total value $99,606,190)	97,653	97,653

Toronto Dominion Securities LLC

0.080% (dated 02/27/15, due 03/02/15, repurchase price $47,000,313, collateralized by Federal National Mortgage Association Bonds, 4.000% to 4.500%, due 09/01/44 to 11/01/44, total value $47,940,001)	47,000	47,000

Total Repurchase Agreements
(Cost $224,653)		224,653

TOTAL INVESTMENTS — 100.6%
(Cost $1,698,930)*		1,698,930

Other Assets & Liabilities – (0.6)%		(10,616)

TOTAL NET ASSETS — 100.0%		$1,688,314

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
(A)	Illiquid Security. Total value of illiquid securities is $16,000 (000) and represents 0.9% of net assets as of February 28, 2015.
(B)	Total value of HSBC Securities USA Repurchase Agreements is $41,000 (000).
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $123 (000) and represents 0.1% of net assets as of February 28, 2015.

See Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Commercial Paper	$–	$344,737	$–	$344,737

Asset-Backed Securities	–	65,174	–	65,174

Certificates of Deposit	–	208,070	–	208,070

Commercial Paper	–	580,564	–	580,564

Corporate Bonds	–	20,035	–	20,035

Funding Agreement	–	16,000	–	16,000

Municipal Securities	–	204,605	–	204,605

Repurchase Agreements	–	224,653	–	224,653

U.S. Government Agency Obligation	–	5,997	–	5,997

U.S. Treasury Obligations	–	29,095	–	29,095

Total Assets - Investments in Securities	$–	$1,698,930	$–	$1,698,930

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C    T a x    E x e m p t    M o n e y    M a r k e t    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 101.1%
Alaska — 0.5%
Valdez Alaska Marine Terminal, Exxon Pipeline Project (RB) Series A (VRDN) 0.010%, 03/02/15	$1,500	$1,500
Valdez Alaska Marine Terminal, Exxon Pipeline Project (RB) Series C (VRDN) 0.010%, 03/02/15	2,000	2,000

		3,500

California — 2.9%
California State (GO) Series A (LOC - Royal Bank of Canada) (VRDN) 0.010%, 03/06/15	4,400	4,400
California State (GO) Series B, Sub-Series B-4
(LOC - JPMorgan Chase Bank) (VRDN)
0.010%, 03/06/15	14,600	14,600

		19,000

Connecticut — 3.0%
Connecticut State Health & Educational Facility Authority, Yale University (RB) Series U-2 (VRDN) 0.010%, 03/06/15	16,000	16,000
Connecticut State Health & Educational Facility Authority, Yale University (RB) Series Y-2 (VRDN) 0.010%, 03/02/15	855	855
Connecticut State Health & Educational Facility Authority, Yale University (RB) Series Y-3 (VRDN) 0.010%, 03/02/15	2,755	2,755

		19,610

District of Columbia — 2.1%
District of Columbia, Georgetown University (RB) Series C (LOC - TD Bank) (VRDN) 0.010%, 03/06/15	13,650	13,650

Florida — 1.8%
Citizens Property Insurance (RB) Series A (NATL-RE) 5.000%, 03/01/15	6,010	6,010
Citizens Property Insurance (RB) Series A-1 5.000%, 06/01/15	5,625	5,692

		11,702

Illinois — 2.5%
Illinois Finance Authority, University of Chicago (RB) (SBPA - U.S. Bank NA) (VRDN) 0.010%, 03/06/15	13,647	13,647
Illinois Finance Authority, University of Chicago (RB) Series B (VRDN) 0.020%, 03/06/15	3,000	3,000

		16,647

	Par (000)	Value (000)

Indiana — 0.4%
Purdue University, Student Facilities System (RB) Series A (VRDN) 0.020%, 03/06/15	$2,435	$2,435

Iowa — 3.2%
Iowa City (RB) (SBPA - U.S. Bank NA) (VRDN) 0.030%, 03/02/15	14,755	14,755
Iowa Finance Authority, Drake University Project (RB) (LOC - Wells Fargo Bank) (VRDN) 0.020%, 03/02/15	1,700	1,700
Iowa Higher Education Loan Authority, Morningside College (RN) Series B 2.000%, 05/14/15	4,800	4,818

		21,273

Kentucky — 1.3%
Berea Educational Facilities, Berea College Project (RB) Series A (VRDN) 0.020%, 03/02/15	2,800	2,800
Berea Educational Facilities, Berea College Project (RB) Series B (VRDN) 0.020%, 03/02/15	2,215	2,215
Kentucky Economic Development Finance Authority, Baptist Healthcare System (RB) Series B-1 (LOC -JPMorgan Chase Bank) (VRDN) 0.010%, 03/02/15	3,500	3,500

		8,515

Louisiana — 1.6%
Louisiana Public Facilities Authority, CHRISTUS Health (RB) Series B-3 (LOC - Bank of New York Mellon) (VRDN) 0.010%, 03/06/15	10,310	10,310

Maryland — 0.9%
Baltimore Industrial Development Authority, Baltimore Capital Acquisition (RB) (LOC - Bayerische Landesbank) (VRDN) 0.050%, 03/06/15	6,300	6,300

Massachusetts — 1.5%
Massachusetts Development Finance Agency, Partners Healthcare System (RB) Series K-1 (SBPA - Wells Fargo Bank) (VRDN) 0.010%, 03/06/15	2,000	2,000
Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts (RB) Series A2 (SBPA - Bank of America) (VRDN) 0.030%, 03/02/15	6,750	6,750
Massachusetts Health & Educational Facilities Authority, Partners Healthcare System (RB) Series D-5 (VRDN) 0.020%, 03/02/15	1,400	1,400

		10,150

See Notes to Schedules of Investments.

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Michigan — 0.9%
University of Michigan (RB) Series B (SBPA - Northern Trust) (VRDN) 0.010%, 03/02/15	$2,935	$2,935
University of Michigan (RB) Series D-1 (VRDN) 0.010%, 03/02/15	2,720	2,720

		5,655

Minnesota — 2.4%
Rochester City, Health Care Facilities (RB) Series A (VRDN) 0.010%, 03/06/15	15,750	15,750

Mississippi — 2.5%
Mississippi Business Finance Corporation, Chevron USA, Inc. Project (RB) Series A (VRDN) 0.010%, 03/02/15	385	385
Mississippi Business Finance Corporation, Chevron USA, Inc. Project (RB) Series B (VRDN)
0.010%, 03/02/15	1,500	1,500
0.010%, 03/02/15	700	700
Mississippi Business Finance Corporation, Chevron USA, Inc. Project (RB) Series C (VRDN) 0.010%, 03/02/15	8,635	8,635
Mississippi Business Finance Corporation, Chevron USA, Inc. Project (RB) Series G (VRDN) 0.010%, 03/02/15	1,000	1,000
Mississippi Business Finance Corporation, Chevron USA, Inc. Project (RB) Series K (VRDN) 0.010%, 03/02/15	1,300	1,300
Mississippi Business Finance Corporation, Chevron USA, Inc. Project (RB) Series L (VRDN) 0.010%, 03/02/15	3,105	3,105

		16,625

Missouri — 2.8%
Missouri State Health & Educational Facilities Authority, Ascension Health (RB) Series C-3 (VRDN) 0.010%, 03/06/15	14,160	14,160
Missouri State Health & Educational Facilities Authority, Washington University (RB) Series A (SBPA - Wells Fargo Bank) (VRDN) 0.020%, 03/06/15	815	815
Missouri State Health & Educational Facilities Authority, Washington University (RB) Series B (SBPA - Wells Fargo Bank) (VRDN) 0.020%, 03/02/15	3,675	3,675

		18,650

	Par (000)	Value (000)

New Jersey — 3.3%
Hudson County Improvement Authority (RN) Series T-1 1.000%, 05/13/15	$9,000	$9,013
Hudson County Improvement Authority (RN) Series U-1A 1.250%, 07/15/15	10,000	10,033
Rutgers State University (RB) Series A (SBPA - TD Bank) (VRDN) 0.020%, 03/02/15	3,035	3,035

		22,081

New York — 10.8%
New York City (GO) Series I, Sub-Series I-6 (LOC - Bank of New York Mellon Trust) (VRDN) 0.010%, 03/02/15	3,475	3,475
New York City (GO) Sub-Series B-3 (LOC - TD Bank) (VRDN) 0.010%, 03/06/15	16,200	16,200
New York City (GO) Sub-Series G-7 (LOC - Bank of Tokyo-Mitsubishi UFJ) (VRDN) 0.010%, 03/06/15	3,015	3,015
New York City Municipal Water Finance Authority (RB) Series BB-4 (SBPA - Wells Fargo Bank) (VRDN) 0.010%, 03/02/15	3,000	3,000
New York City Municipal Water Finance Authority (RB) Sub-Series B-2 (SBPA - Royal Bank of Canada) (VRDN) 0.010%, 03/06/15	3,900	3,900
New York City Municipal Water Finance Authority (RB) Sub-Series B-4 (SBPA - Northern Trust) (VRDN) 0.010%, 03/02/15	9,550	9,550
New York City Transitional Finance Authority, New York City Recovery (RB) Series 1, Sub-Series 1C (SBPA - JPMorgan Chase Bank) (VRDN) 0.020%, 03/02/15	5,595	5,595
New York City Transitional Finance Authority, New York City Recovery (RB) Series 1, Sub-Series 1D (SBPA - Landesbank Hessen-Thuringen Girozentrale) (VRDN) 0.030%, 03/02/15	4,590	4,590
New York City Transitional Finance Authority, New York City Recovery (RB) Series 3, Sub-Series 3-H (SBPA - Royal Bank of Canada) (VRDN) 0.010%, 03/02/15	3,090	3,090
New York State Dormitory Authority, Prerefunded 08/15/15 @ 100 (RB) (FHA) 4.800%, 08/15/15	18,380	18,766

		71,181

North Carolina — 3.3%
Charlotte (GO) Series A 5.000%, 07/01/15	6,560	6,667

See Notes to Schedules of Investments.

P N C    T a x    E x e m p t    M o n e y    M a r k e t    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
North Carolina — continued
University of North Carolina at Chapel Hill (RB) Series B (VRDN) 0.010%, 03/06/15	$15,150	$15,150

		21,817

Ohio — 19.1%
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series C (LOC - Union Bank NA) (VRDN) 0.010%, 03/02/15	17,200	17,200
Cleveland Department of Public Utilities Division of Water (RB) Series Q (LOC - Bank of New York Mellon) (VRDN) 0.030%, 03/06/15	28,050	28,050
Cuyahoga Falls (BAN) (GO) 1.000%, 12/03/15	1,550	1,559
Fairfield Township, Fire Station Improvement (BAN) (GO) 1.000%, 06/04/15	1,800	1,803
Franklin County Hospital Facilities, OhioHealth Corporation (RB) Series B (SBPA - Barclays Bank PLC) (VRDN) 0.020%, 03/06/15	8,700	8,700
Franklin County Hospital Improvement, Nationwide Children’s Hospital Project (RB) Series B (VRDN) 0.010%, 03/06/15	6,600	6,600
Franklin County, Holy Cross Health Systems Corporation (RB) (VRDN) 0.010%, 03/06/15	9,000	9,000
Franklin County, OhioHealth Corporation (RB) Series A (SBPA - Barclays Bank PLC) (VRDN) 0.020%, 03/06/15	11,400	11,400
Highland Heights, Street Improvement (BAN) (GO) 0.750%, 06/17/15	3,650	3,655
Lakewood (BAN) (GO) 1.000%, 04/10/15	1,550	1,551
Miami County (BAN) (GO)
1.000%, 11/24/15	2,500	2,513
North Ridgeville, Capital Improvement & Equipment (BAN) (GO)
1.000%, 06/04/15	1,405	1,407
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System (RB) Series B-4 (SBPA - Barclays Bank) (VRDN) 0.010%, 03/02/15	5,500	5,500
Ohio Higher Educational Facility Commission, Xavier University 2000 Project (RB) (LOC - U.S. Bank NA) (VRDN) 0.020%, 03/06/15	600	600
Ohio Higher Educational Facility Commission, Xavier University 2008 Project (RB) Series A (LOC - U.S. Bank NA) (VRDN) 0.020%, 03/06/15	1,000	1,000
Ohio State (GO) Series B (VRDN) 0.010%, 03/06/15##	9,000	9,000
Ohio State (GO) Series C (VRDN) 0.010%, 03/06/15	3,900	3,900

	Par (000)	Value (000)

Ohio State (GO) Series D (VRDN)
0.020%, 03/06/15	$4,500	$4,500
Ohio State University (RB) Series B (VRDN)
0.010%, 03/06/15	1,000	1,000
Ohio State University (RB) Series E (VRDN)
0.010%, 03/06/15	5,400	5,400
Perrysburg City (BAN) (GO)
1.000%, 10/29/15	1,825	1,833

		126,171

Pennsylvania — 10.8%
Abington Township (GO)
5.000%, 07/15/15	1,760	1,792
Beaver County Industrial Development Authority, FirstEnergy Generation Project (RB) Series B (LOC - Bank of Nova Scotia) (VRDN) 0.010%, 03/02/15	4,550	4,550
Bucks County Industrial Development Authority, Grand View Hospital (RB) Series A (LOC - TD Bank) (VRDN) 0.010%, 03/06/15	1,650	1,650
Delaware County Industrial Development Authority, United Parcel Service Project (RB) (VRDN) 0.010%, 03/02/15	800	800
Delaware River Port Authority (RB) Series A (LOC - Royal Bank of Canada) (VRDN) 0.010%, 03/06/15	17,600	17,600
Geisinger Authority, Geisinger Health System Foundation (RB) Series A (SBPA - Wells Fargo Bank) (VRDN) 0.010%, 03/02/15	900	900
Lower Merion Township School District, Capital Project (GO) Series B (LOC - U.S. Bank NA) (VRDN) 0.020%, 03/06/15	700	700
Northampton County General Purpose Authority, Lehigh University (RB) (SBPA - JPMorgan Chase Bank) (VRDN) 0.010%, 03/06/15	600	600
Northampton County General Purpose Authority, Lehigh University (RB) Series B (SBPA - JPMorgan Chase Bank) (VRDN) 0.010%, 03/06/15	1,660	1,660
Pennsylvania Higher Educational Facilities Authority, Drexel University (RB) Second Series (LOC - JPMorgan Chase Bank) (VRDN) 0.010%, 03/06/15	500	500
Pennsylvania Higher Educational Facilities Authority, Temple University (RB) First Series A 5.000%, 04/01/15	2,915	2,927
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania (RB) Series A (LOC - Bank of America) (VRDN) 0.010%, 03/06/15	1,500	1,500

See Notes to Schedules of Investments.

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Philadelphia (GO) Series B (LOC - Bank of New York Mellon) (VRDN) 0.020%, 03/06/15	$2,000	$2,000
Philadelphia Gas Works (RB) 8th Series B (LOC - Wells Fargo Bank) (VRDN) 0.010%, 03/06/15	5,700	5,700
Philadelphia Gas Works (RB) Fifth Series A-2 (LOC - JPMorgan Chase Bank) (VRDN) 0.020%, 03/06/15	950	950
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series A (SBPA - JPMorgan Chase Bank) (VRDN) 0.030%, 03/09/15	2,100	2,100
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series B (SBPA - JPMorgan Chase Bank (VRDN) 0.030%, 03/02/15	5,000	5,000
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series B (SBPA - Wells Fargo Bank) (VRDN) 0.030%, 03/02/15	300	300
Philadelphia School District (GO) Series H (LOC - Royal Bank of Canada) (VRDN) 0.010%, 03/06/15	5,000	5,000
Washington County Authority, University of Pennsylvania Project (RB) (VRDN) 0.010%, 03/06/15	15,220	15,220

		71,449

Texas — 16.5%
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB) Series A-1 (VRDN) 0.010%, 03/02/15	2,500	2,500
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB) Series A-2 (VRDN) 0.020%, 03/02/15	3,455	3,455
Harris County Health Facilities Development Corporation, Texas Children’s Health (RB) Series 2 (SBPA - Wells Fargo Bank) (VRDN) 0.020%, 03/02/15	6,580	6,580
Harris County Health Facilities Development Corporation, Texas Children’s Health (RB) Series B-1 (SBPA - JPMorgan Chase Bank) (VRDN) 0.020%, 03/06/15	5,000	5,000
Red River Education Financing Corporation, Texas Christian University Project (RB) (SBPA - Northern Trust) (VRDN)
0.020%, 03/06/15	9,000	9,000
0.020%, 03/06/15	5,000	5,000

	Par (000)	Value (000)

Tarrant County Cultural Education Facilities Finance Corporation, Baylor Health Care System Project (RB) Series D (LOC - JPMorgan Chase Bank) (VRDN) 0.020%, 03/06/15	$13,100	$13,100
Tarrant County Health Facilities Development Corporation, Cook Children’s Medical System (RB) Series B (VRDN) 0.020%, 03/06/15	20,000	20,000
Texas (GO) Series D (SBPA - State Street Bank & Trust) (VRDN) 0.020%, 03/06/15	13,000	13,000
Texas (TRAN) (GO) (DD)
1.500%, 08/31/15	10,000	10,068
University of Texas System (RB) Series B (VRDN)
0.010%, 03/06/15	10,000	10,000
0.010%, 03/06/15	8,490	8,490
University of Texas System (RB) Series B (VRDN) 0.010%, 03/06/15	2,950	2,950

		109,143

Utah — 4.5%
Murray, IHC Health Services (RB) Series B (SBPA - JPMorgan Chase Bank) (VRDN) 0.020%, 03/02/15	1,700	1,700
Murray, IHC Health Services (RB) Series B (VRDN) 0.010%, 03/06/15	4,850	4,850
Murray, IHC Health Services (RB) Series C (VRDN) 0.020%, 03/02/15	300	300
Murray, IHC Heath Services (RB) Series D (SBPA - Wells Fargo Bank) (VRDN) 0.010%, 03/02/15	2,100	2,100
Utah County, IHC Health Services (RB) Series C (SBPA - U.S. Bank NA) (VRDN) 0.020%, 03/06/15	10,800	10,800
Utah State (GO) Series A 5.000%, 07/01/15	10,000	10,164

		29,914

Virginia — 2.5%
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series A (VRDN) 0.010%, 03/06/15	5,000	5,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series B (VRDN) 0.010%, 03/06/15	4,000	4,000

See Notes to Schedules of Investments.

P N C    T a x    E x e m p t    M o n e y    M a r k e t    F u n d

S C H E D U L E     O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Virginia — continued
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series E (VRDN) 0.010%, 03/06/15	$7,250	$7,250

		16,250

Total Municipal Securities (Cost $667,778)		667,778
TOTAL INVESTMENTS — 101.1% (Cost $667,778)*		667,778
Other Assets & Liabilities – (1.1)%		(7,063)
TOTAL NET ASSETS — 100.0%		$660,715

*	Also cost for Federal income tax purposes.
##	All or a portion of the security has been segregated on the Fund’s books and records for delayed-delivery transactions.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Municipal Securities	$–	$667,778	$–	$667,778

Total Assets - Investments in Securities	$–	$667,778	$–	$667,778

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C    T r e a s u r y    M o n e y    M a r k e t    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 82.0%
U.S. Treasury Bills† — 35.7%
0.025%, 03/05/15	$5,000	$5,000
0.010%, 03/26/15	20,000	20,000
0.035%, 04/02/15	10,000	10,000
0.049%, 04/23/15	10,000	9,999
0.010%, 04/30/15	50,000	49,999
0.031%, 05/07/15	15,000	14,999
0.040%, 05/28/15	18,000	17,998
0.018%, 06/18/15	3,000	3,000

		130,995

U.S. Treasury Notes — 46.3%
0.375%, 03/15/15	50,000	50,007
0.250%, 03/31/15	8,000	8,002
2.500%, 03/31/15	15,000	15,030
0.375%, 04/15/15	26,750	26,761
0.250%, 05/15/15	12,000	12,005
0.250%, 05/31/15	17,000	17,008
0.375%, 06/15/15	1,500	1,501
0.375%, 06/30/15	23,000	23,025
0.065%, 01/31/16 (FRN)	8,500	8,500
0.073%, 10/31/16 (FRN)	8,000	7,997

		169,836

Total U.S. Treasury Obligations
(Cost $300,831)		300,831

	Number of Shares	Value (000)
MONEY MARKET FUNDS — 4.2%
BlackRock Treasury Trust Fund††	500,000	$500
Dreyfus Treasury Prime Cash Management	14,787,169	14,787

Total Money Market Funds
(Cost $15,287)		15,287

TOTAL INVESTMENTS — 86.2%
(Cost $316,118)*		316,118

Other Assets & Liabilities – 13.8%		50,494

TOTAL NET ASSETS — 100.0%		$366,612

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 3 in Notes to Schedules of Investments.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 28, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Money Market Funds	$15,287	$–	$–	$15,287

U.S. Treasury Obligations	–	300,831	–	300,831

Total Assets - Investments in Securities	$15,287	$300,831	$–	$316,118

There were no transfers between Levels during the nine-month period ended February 28, 2015.

See Notes to Schedules of Investments.

P N C    F u n d s

N O T E S    T O    S C H E D U L E S    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

1. Fund Organization

PNC Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. As of February 28, 2015, the Trust offered for sale shares of 33 Funds (individually, a “Fund”, collectively, the “Funds”).

As of February 28, 2015, the Trust offered five asset categories that consist of the following Funds:

Target Date Funds

PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund and PNC Target 2050 Fund;

Equity Funds

PNC Balanced Allocation Fund, PNC International Equity Fund, PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Large Cap Value Fund, PNC Mid Cap Fund, PNC Mid Cap Index Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC S&P 500 Index Fund, PNC Small Cap Fund and PNC Small Cap Index Fund;

Fixed Income Funds

PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund, PNC Money Market Fund, PNC Tax Exempt Money Market Fund and PNC Treasury Money Market Fund.

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

In determining market value for equity securities, exchange-traded funds (“ETFs”) and master limited partnerships (“MLPs”), the assets of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, or the exchange on which they are traded. Securities quoted on the NASDAQ® National Market System are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Equity securities and ETFs for which there were no transactions, and for which market quotations are not readily available, are typically valued at the mean between the most recent bid and asked prices. Assets of the Funds invested in debt securities are typically valued based on evaluations provided by an independent pricing service (“Service”) approved by the Board of Trustees of the Trust (the “Board”). A number of pricing services are available and the Funds may use various pricing services or discontinue the use of any pricing service. When quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the quoted bid prices (as obtained by a Service from dealers in such securities). The Funds, under supervision of the Board, reserve the right to alternatively utilize the mean between the most recent bid and asked prices for fixed income securities, should such prices be determined to more accurately represent the value of those fixed income securities. Debt securities as well as other investments may be carried at fair value based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions.

The investments of the Money Market Funds, other than investments in other money market funds, funding agreements and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assuming a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board. No such investments held by the Money Market Funds on February 28, 2015 were valued using a method other than amortized cost.

Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Such securities are generally valued at the preceding closing values of such securities on their respective exchanges. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security at the official close of trading on the NYSE on the day of valuation. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rate at the close of market on the day of valuation. Certain foreign securities may be traded on foreign exchanges or over-the-counter markets on days on which a Fund’s net asset value is not calculated. In such cases, the net asset value of a Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

Investments in underlying PNC Funds or in any other mutual funds are valued at their respective net asset values as determined by those funds each business day.

Investments in repurchase agreements and funding agreements are generally valued at par, which approximates market value, each business day.

Forward currency contracts are valued based upon closing forward foreign exchange rates from each respective foreign market.

Futures contracts are valued at the daily quoted settlement prices at the official close of trading on the NYSE on the day of valuation.

The Board has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading on the NYSE, that affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of trading on the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished daily by the Service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the incidence of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair value represents the estimated price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels. Assets and liabilities reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

—	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Equity securities and ETFs for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

Futures contracts which are valued at their daily closing price on the primary exchange on which they are traded.

—	Level 2 — other significant observable inputs, including but not limited to:

P N C    F u n d s

N O T E S    T O    S C H E D U L E S    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; certain non-exchange traded derivatives such as swaps, forwards, or over-the-counter traded options based on pricing models using inputs observed on actively quoted markets; or, observable correlated market inputs.

Equity Securities – certain foreign equity securities that are fair value adjusted through an independent pricing service, which considers statistically relevant trading pattern correlations in relation to the intraday trading in the U.S. securities markets, such as the movement of certain indexes, American Depositary Receipts, futures or ETFs.

Fixed Income Securities, Money Market Fund Investments valued at Amortized Cost and Funding and Repurchase Agreements valued at Par – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

—	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels, if any, at the end of the reporting period. Certain foreign equity securities are fair value adjusted through a Service which considers statistically relevant trading patterns. Such securities may periodically move between input valuation Level 1 and input valuation Level 2 based on whether or not they meet fair value adjustment trigger requirements. Securities that meet the fair value adjustment trigger requirements are considered input valuation Level 2 securities.

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures and forwards, which are reflected in net assets at the unrealized appreciation/depreciation on the investment.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of February 28, 2015 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis for financial statement preparation purposes.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Exchange-Traded Funds

Certain Funds may invest in ETFs. The ETFs in which the Funds invest generally seek investment results that correspond generally to the performance, before fees and expenses, of an underlying index. As a result, adverse performance of a particular security in an ETF’s underlying portfolio will ordinarily not result in the elimination of the security from the ETF’s portfolio. Each ETF offers and issues shares at its net asset value per share only to certain institutional investors in aggregations of a specified number of shares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. ETFs are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges.

ETFs are subject to additional risks due to their shares being listed and traded on securities exchanges. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand as well as changes in market value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to NAV.

There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

Inflation-Indexed Securities

Certain Funds may invest in inflation-protected securities either directly or through pooled investment vehicles such as ETFs or mutual funds. Inflation-protected securities, unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity. The Target Date Funds primarily utilize pooled investment vehicles that hold Inflation-Indexed Securities in order to maintain exposure to TIPS.

Master Limited Partnerships

Certain Funds may invest in MLPs. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity, have a limited role in the operation and management of the entity, and receive cash distributions.

Repurchase Agreements

Each Fund, with the exception of PNC Treasury Money Market Fund, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

Yankee Obligations

PNC Money Market Fund may invest in Yankee obligations. Yankee obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; currency fluctuation and expropriation or nationalization of foreign issuers. However, Yankee obligations will undergo the same type of credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

P N C    F u n d s

N O T E S    T O    S C H E D U L E S    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

Derivative Financial Instruments

Commodity-Linked Instruments

Certain Funds may invest in commodities indirectly through pooled investment vehicles such as ETFs or mutual funds. Pooled investment vehicles may hold commodities, commodities-based derivatives or financial instruments where the reference asset is a commodity or commodity index. Such investments in commodities or commodity-linked instruments may expose the pooled investment vehicle to greater volatility than investments in traditional securities. The prices of commodities can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries, potentially causing the value of a Fund’s securities to be more volatile or to decline in value significantly. In addition, political, economic and other conditions in a limited number of commodity-producing countries may have a direct effect on the market value of commodities and the companies that engage in related businesses. Pooled investment vehicles may use commodities-based derivatives that are leveraged and therefore may magnify or otherwise increase investment losses to a Fund.

Foreign Equity Certificates

Certain Funds may invest in foreign equity certificates (“certificates”) which are sometimes also called equity-linked certificates or participation notes and may be issued in various forms such as low exercise price or Rule 144A warrants. When doing so, the Fund purchases the certificates from an issuer, who may or may not hold shares of the underlying stock (“equity security”) in the local market and issues a call note for the underlying equity security. If the Fund exercises its call and closes its position, the shares are sold and the note is redeemed with the proceeds. Each note represents one share of the underlying equity security; therefore, the price, performance and liquidity of the note are all directly linked to the underlying equity security. The notes can be redeemed for the full value of the underlying equity security, less transactional and other costs. Such certificates are typically utilized as a cost-effective means of direct investment into certain markets. In addition to the market risk related to the value of the underlying equity security, the Fund bears additional counterparty risk to the issuer or guarantor of the unsecured notes.

Forward Currency Contracts

Certain Funds may enter into forward currency contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. Such contracts, which are designed to protect the value of the Fund’s investment securities against an adverse movement in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to an adverse movement in the value of a hedged currency, at the same time they tend to limit the potential gain that might be realized should the value of such foreign currency unexpectedly move opposite to the hedge. These contracts may involve market risk in excess of the unrealized gain or loss. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The unrealized gain or loss on open forward currency contracts at February 28, 2015 is included in the respective Fund’s Schedule of Investments.

Futures Contracts

Certain Funds may enter into futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates and currency values. Futures contracts are valued at the daily quoted settlement prices. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The unrealized gain or loss on open futures contracts at February 28, 2015 is included in the respective Fund’s Schedule of Investments.

There are several risks associated with the use of futures contracts including the risk of loss in excess of the amount recognized in a Fund’s Schedule of Investments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly the International Equity and Balanced Allocation Funds, may also use futures to gain cost efficient diversified exposure to a specific country or region.

Equity Index futures are primarily used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Equity Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other reasons. Details of futures contracts open as of February 28, 2015 are included in the respective Fund’s Schedule of Investments.

Derivative Holdings Categorized by Risk Exposure

The following information is intended to enable financial statement users to understand how derivatives are accounted for and how derivative instruments affect a Fund’s financial position and results of operations. The derivative instruments listed in the following tables were not designated in qualifying hedge accounting relationships.

	Equity Contracts (000)	Foreign Exchange Contracts (000)	Total Value at 02/28/15 (000)

Asset Derivative Value
Balanced Allocation Fund
Forward Currency Contract	$–	$24	$24
Futures Contracts	10	–	10
	$10	$24	$34
International Equity Fund
Forward Currency Contract	$–	$1,233	$1,233
Futures Contracts	1,335	–	1,335
	$1,335	$1,233	$2,568
Large Cap Growth Fund
Futures Contracts	$69	$–	$69
S&P 500 Index Fund
Futures Contracts	$39	$–	$39
Small Cap Fund
Futures Contracts	$74	$–	$74

During the nine-month period ended February 28, 2015, the futures and forwards transactions executed by the Equity Funds are shown in the following table.

	Notional Cost of Contracts May 31, 2014 (000)	Notional Cost of Contracts Opened (000)	Notional Cost of Contracts Closed (000)	Notional Cost of Contracts February 28, 2015 (000)
Balanced Allocation Fund
Forward Currency Contracts	$682	$585	$(682)	$585
Futures Contracts	203	561	(616)	148
International Equity Fund
Forward Currency Contracts	33,963	29,667	(33,963)	29,667
Futures Contracts	14,688	63,849	(64,025)	14,512
Large Cap Growth Fund
Futures Contracts	1,132	6,555	(6,494)	1,193
S&P 500 Index Fund
Futures Contracts	1,655	3,732	(4,375)	1,012
Small Cap Fund
Futures Contracts	1,172	3,480	(3,495)	1,157

3. Affiliated Investments

The Target Date Funds seek to achieve their investment objectives by investing in a portfolio of securities and other instruments, which may exclusively, primarily or otherwise include PNC Funds (the “Underlying Funds”). The Target Date Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments made by each Target Date Fund within each of its principal investment strategies may represent a significant portion of an Underlying Fund’s net assets. At February 28, 2015, no investments by a Target Date Fund represented a significant portion of the net assets of any of the Underlying Funds.

P N C    F u n d s

N O T E S    T O    S C H E D U L E S    O F    I N V E S T M E N T S

F e b r u a r y    28,    2 0 1 5    ( U n a u d i t e d )

The common stock of PNC Group, an affiliate of the Adviser to the Trust, is included in the S&P 500® Index. Also included in the S&P 500® Index is BlackRock, Inc., a company in which PNC Group owns a minority interest. Like the other stocks in the S&P 500® Index, S&P 500 Index Fund may invest in the common stocks of PNC Group and BlackRock, Inc. in approximately the same proportions as the percentages those common stocks represent in the S&P 500® Index. iShares securities are considered affiliated investments through their affiliation with BlackRock, Inc.

The total value at May 31, 2014 and February 28, 2015, and the purchases, sales proceeds, dividends and realized gain (loss) on affiliated holdings for the nine-month period ended February 28, 2015 are shown in the following table.

	Value of Affiliated Investments at 05/31/14 (000)	Value of Affiliated Investments at 02/28/15 (000)	Purchases (000)	Sales Proceeds (000)	Dividends from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)

Retirement Income Fund
iShares Dow Jones Select Dividend Index Fund	$22	$47	$103	$79	$1		$1
iShares MSCI EAFE Small Cap Index Fund	3	5	11	8	–	*	–	*
PNC Advantage Institutional Money Market Fund	125	247	345	223	–	*	–
PNC International Equity Fund	54	121	198	134	2		(1)
PNC Large Cap Core Fund	163	–	41	217	1		48
PNC Large Cap Growth Fund	–	143	297	161	1		(1)
PNC Large Cap Value Fund	–	143	297	156	–	*	(4)
PNC S&P 500 Index Fund	–	72	150	78	–	*	(2)
PNC Small Cap Fund	35	77	124	86	–	*	(2)
PNC Bond Fund	248	541	866	584	7		12
PNC High Yield Bond Fund	28	60	98	65	2		(2)
PNC Limited Maturity Bond Fund	246	540	865	572	2		1
	$924	$1,996	$3,395	$2,363	$16		$50

Target 2020 Fund
iShares Dow Jones Select Dividend Index Fund	$24	$60	$57	$22	$1		$–	*
iShares MSCI EAFE Small Cap Index Fund	4	8	9	5	–	*	–	*
PNC Advantage Institutional Money Market Fund	61	174	834	721	–	*	–
PNC International Equity Fund	98	233	232	105	2		2
PNC Large Cap Core Fund	256	–	227	511	1		83
PNC Large Cap Growth Fund	–	231	251	35	–	*	2
PNC Large Cap Value Fund	–	231	253	31	–	*	1
PNC S&P 500 Index Fund	–	116	127	15	–	*	–	*
PNC Small Cap Fund	49	118	113	51	–	*	1
PNC Bond Fund	262	668	641	236	5		(7)
PNC High Yield Bond Fund	38	88	88	36	2		(1)
PNC Limited Maturity Bond Fund	110	334	327	103	1		–	*
	$902	$2,261	$3,159	$1,871	$12		$81

Target 2030 Fund
iShares Dow Jones Select Dividend Index Fund	$49	$128	$77	$–	$1		$–
iShares MSCI EAFE Small Cap Index Fund	18	43	27	2	–	*	–	*
PNC Advantage Institutional Money Market Fund	62	191	407	278	–	*	–
PNC International Equity Fund	201	518	310	9	4		–	*
PNC Large Cap Core Fund	499	–	135	676	2		142
PNC Large Cap Growth Fund	–	514	491	8	1		–	*
PNC Large Cap Value Fund	–	513	501	7	1		–	*
PNC S&P 500 Index Fund	–	257	250	2	1		–	*
PNC Small Cap Fund	104	261	152	14	–	*	–	*
PNC Bond Fund	274	766	490	–	6		–
PNC High Yield Bond Fund	44	121	79	–	3		–
PNC Limited Maturity Bond Fund	15	65	49	–	–	*	–
	$1,266	$3,377	$2,968	$996	$19		$142

	Value of Affiliated Investments at 05/31/14 (000)	Value of Affiliated Investments at 02/28/15 (000)	Purchases (000)	Sales Proceeds (000)	Dividends from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Target 2040 Fund
iShares Dow Jones Select Dividend Index Fund	$44	$94	$49	$2	$1		$–	*
iShares MSCI EAFE Small Cap Index Fund	16	37	21	1	–	*	–	*
PNC Advantage Institutional Money Market Fund	38	107	169	100	–	*	–
PNC International Equity Fund	192	417	228	15	3		–	*
PNC Large Cap Core Fund	488	–	2	533	2		147
PNC Large Cap Growth Fund	–	418	412	20	1		1
PNC Large Cap Value Fund	–	418	416	14	–	*	–	*
PNC S&P 500 Index Fund	–	209	208	6	–	*	–	*
PNC Small Cap Fund	98	212	110	12	–	*	–	*
PNC Bond Fund	106	267	160	–	2		–
PNC High Yield Bond Fund	16	43	26	–	1		–
	$998	$2,222	$1,801	$703	$10		$148
Target 2050 Fund
iShares Dow Jones Select Dividend Index Fund	$55	$62	$16	$12	$1		$1
iShares MSCI EAFE Small Cap Index Fund	19	24	11	6	–	*	–	*
PNC Advantage Institutional Money Market Fund	38	61	132	109	–	*	–
PNC International Equity Fund	219	273	72	19	3		–	*
PNC Large Cap Core Fund	529	–	2	577	2		161
PNC Large Cap Growth Fund	–	270	270	16	1		–	*
PNC Large Cap Value Fund	–	270	277	15	1		–	*
PNC S&P 500 Index Fund	–	135	138	6	1		–	*
PNC Small Cap Fund	114	141	22	8	–	*	–	*
PNC Bond Fund	75	94	22	4	1		–	*
PNC High Yield Bond Fund	12	17	6	1	1		–	*
	$1,061	$1,347	$968	$773	$11		$162

	Value of Affiliated Investments at 05/31/14 (000)	Value of Affiliated Investments at 02/28/15 (000)	Purchases (000)	Sales Proceeds (000)	Dividends from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Balanced Allocation Fund
iShares MSCI EAFE Value Index	$5,073	$4,715	$578	$489	$66		$–
iShares MSCI Emerging Markets Index Fund	2,085	1,994	–	–	26		–
iShares STOXX Europe 600 Banks DE	89	60	25	44	–	*	–
PNC Advantage Institutional Money Market Fund	3,741	8,968	15,112	9,885	1		–
	$10,988	$15,737	$15,715	$10,418	$93		$–
International Equity Fund
iShares STOXX Europe 600 Banks DE	$4,149	$3,492	$1,435	$1,507	$–		$–
PNC Advantage Institutional Money Market Fund	47,842	53,008	162,492	157,326	14		–
	$51,991	$56,500	$163,927	$158,833	$14		$–
Large Cap Core Fund
PNC Advantage Institutional Money Market Fund	$82	$243	$9,660	$9,499	$–	*	$–
Large Cap Growth Fund
PNC Advantage Institutional Money Market Fund	$1,293	$6,925	$29,499	$23,867	$1		$–
Large Cap Value Fund
iShares Russell 1000 Value Fund	$741	$1,471	$1,714	$1,035	$8		$–
PNC Advantage Institutional Money Market Fund	137	4,683	20,769	16,223	–	*	–
	$878	$6,154	$22,483	$17,258	$8		$–
Mid Cap Fund
PNC Advantage Institutional Money Market Fund	$849	$791	$2,087	$2,145	$–	*	$–

P N C    F u n d s

N O T E S    T O    S C H E D U L E S    O F    I N V E S T M E N T S

F e b r u a r y    2 8,    2 0 1 5    ( U n a u d i t e d )

	Value of Affiliated Investments at 05/31/14 (000)	Value of Affiliated Investments at 02/28/15 (000)	Purchases (000)	Sales Proceeds (000)	Dividends from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Mid Cap Index Fund
PNC Advantage Institutional Money Market Fund	$44	$65	$171	$150	$–	*	$–
Multi-Factor Small Cap Core Fund
iShares Russell 2000 Index Fund	$951	$496	$7,401	$8,007	$–		$–
PNC Advantage Institutional Money Market Fund	956	5,522	56,904	52,338	–	*	–
	$1,907	$6,018	$64,305	$60,345	$–	*	$–
Multi-Factor Small Cap Growth Fund
iShares Russell 2000 Index Fund	$–	$350	$333	$–	$1		$–
PNC Advantage Institutional Money Market Fund	1,609	1,396	5,163	5,376	–	*	–
	$1,609	$1,746	$5,496	$5,376	$1		$–
Multi-Factor Small Cap Value Fund
iShares Russell 2000 Index Fund	$–	$147	$1,115	$1,006	$3		$–
PNC Advantage Institutional Money Market Fund	2,336	2,118	5,022	5,240	–	*	–
	$2,336	$2,265	$6,137	$6,246	$3		$–
S&P 500 Index Fund
BlackRock	$370	$498	$61	$15	$3		$–
PNC Advantage Institutional Money Market Fund	1,324	2,349	40,713	39,688	1		–
PNC Financial Services Group	427	529	84	17	3		–
	$2,121	$3,376	$40,858	$39,720	$7		$–
Small Cap Fund
PNC Advantage Institutional Money Market Fund	$59,664	$64,429	$126,967	$122,202	$6		$–
Small Cap Index Fund
PNC Advantage Institutional Money Market Fund	$46	$152	$381	$275	$–	*	$–
Bond Fund
PNC Advantage Institutional Money Market Fund	$7,012	$3,649	$41,005	$44,368	$1		$–
Government Mortgage Fund
PNC Advantage Institutional Money Market Fund	$1,299	$1,129	$23,317	$23,487	$–	*	$–
High Yield Bond Fund
PNC Advantage Institutional Money Market Fund	$1,926	$1,687	$9,289	$9,528	$1		$–
Intermediate Bond Fund
PNC Advantage Institutional Money Market Fund	$7,167	$13,398	$45,984	$39,753	$1		$–
Limited Maturity Bond Fund
PNC Advantage Institutional Money Market Fund	$6,594	$6,738	$76,803	$76,659	$1		$–
Total Return Advantage Fund
PNC Advantage Institutional Money Market Fund	$8,581	$15,539	$45,047	$38,089	$3		$–
Ultra Short Bond Fund
PNC Advantage Institutional Money Market Fund	$10,472	$13,852	$156,919	$153,539	$4		$–
Government Money Market Fund
PNC Advantage Institutional Government Money Market Fund	$15,017	$15,017	$–	$–	$–	*	$–
Treasury Money Market Fund
BlackRock Treasury Trust Fund	$500	$500	$–	$–	$–	*	$–

*Amount represents less than $500.

Affiliated Money Market Funds

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by PNC Funds, PNC Advantage Funds, a separate investment company affiliated with PNC Funds, or BlackRock Funds and other investment companies affiliated with the Adviser. The Funds will bear the costs and fees associated with investments in other investment companies, including other investment companies managed by the Adviser or its affiliates, except that the Adviser has agreed to waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by a PNC money market fund or PNC Advantage money market fund with respect to its short-term reserves swept into a PNC money market fund or PNC Advantage money market fund. Certain other contractual and voluntary advisory fee waivers may reduce the Adviser’s obligation to waive its advisory fees in connection with such investments. This waiver does not apply to cash collateral from a Fund’s securities lending program invested in a PNC money market fund or PNC Advantage money market fund, and the waiver may be terminated at any time without prior notice.

Details of affiliated holdings at February 28, 2015 are included in the respective Fund’s Schedule of Investments.

4. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Some countries in which certain of the Target Date, Equity and Fixed Income Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited.

A significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

Each Target Date Fund, Balanced Allocation Fund and each Fixed Income Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

Each Target Date, Equity, Fixed Income and Tax Exempt Bond Fund may invest up to 15% of its net assets in illiquid securities which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Maryland Tax Exempt Bond and Ohio Intermediate Tax Exempt Bond Funds follow an investment policy of investing primarily in municipal obligations of one state. Intermediate Tax Exempt Bond follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by Tax Exempt Bond Funds.

The repayment of certain municipal obligations may be insured by third parties. Although bond insurance reduces the risk of loss due to default by a municipal issuer, insured bonds remain subject to the risk that their market values may fluctuate for other reasons and there is no assurance that the insurance provider will meet its obligations. Insured securities have been identified in the Schedules of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Tax Exempt Bond Funds.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity.

5. Subsequent Events

Subsequent events have been evaluated through the date that the Schedules of Investments were issued. There were no material subsequent events identified which required adjustment to, or additional disclosure in, the Schedules of Investments.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Funds

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	April 24, 2015

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date	April 24, 2015

* Print the name and title of each signing officer under his or her signature.